UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue	New York, NY	10111
(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/06

Date of reporting period: 01/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Old Westbury Large Cap Equity Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.9%):
CONSUMER DISCRETIONARY (9.7%):
98,325	CBS Corp. - Class B	$2,569,232
93,900	Federated Department Stores, Inc.	6,256,557
52,200	Lowe’s Cos., Inc.	3,317,310
165,400	McDonald’s Corp.	5,790,654
97,500	McGraw-Hill Cos., Inc. (The)	4,976,400
98,325	Viacom Inc.- Class B (b)	4,078,521
185,500	Walt Disney Co. (The)	4,695,005

		31,683,679

CONSUMER STAPLES (9.8%):
66,400	Altria Group, Inc.	4,803,376
110,000	Archer-Daniels-Midland Co.	3,465,000
76,350	Coca-Cola Co. (The)	3,159,363
77,550	Hershey Foods Corp.	3,970,560
133,150	PepsiCo, Inc.	7,613,517
151,350	Procter & Gamble Co.	8,964,461

		31,976,277

ENERGY (9.1%):
73,000	Baker Hughes, Inc.	5,653,120
99,800	Devon Energy Corp.	6,807,358
173,300	Exxon Mobil Corp.	10,874,575
84,200	Marathon Oil Corp.	6,472,454

		29,807,507

FINANCIALS (19.3%):
86,300	ACE Ltd.	4,724,925
25,700	Allstate Corp. (The)	1,337,685
127,000	American Express Co.	6,661,150
160,900	Bank of America Corp.	7,116,607
72,100	Citigroup, Inc.	3,358,418
99,800	Genworth Financial, Inc.	3,269,448
56,500	Goldman Sachs Group, Inc. (The)	7,980,625
33,500	Lehman Brothers Holdings, Inc.	4,705,075
111,300	Mellon Financial Corp.	3,925,551
79,750	Principal Financial Group	3,761,010
122,110	Prudential Financial, Inc.	9,199,767
219,100	U.S. Bancorp	6,553,281

		62,593,542

HEALTH CARE (15.3%):
102,500	Amgen, Inc. (b)	7,471,225
224,100	Baxter International, Inc.	8,258,085
37,900	Celgene Corp. (b)	2,696,585
66,500	Gilead Sciences, Inc. (b)	4,047,855
85,700	Johnson & Johnson	4,931,178
156,475	Medtronic, Inc.	8,836,143
313,600	Schering-Plough Corp.	6,005,440
132,200	UnitedHealth Group, Inc.	7,855,324

		50,101,835

INDUSTRIALS (9.4%):
43,500	3M Co.	3,164,625
45,355	FedEx Corp.	4,587,658
195,850	General Electric Co.	6,414,087
35,450	Illinois Tool Works, Inc.	2,988,081
67,050	Northrop Grumman Corp.	4,165,817
28,350	Tyco International, Ltd.	738,518
150,900	United Technologies Corp.	8,808,032

		30,866,818

INFORMATION TECHNOLOGY (18.4%):
84,800	Adobe Systems, Inc.	3,368,256
129,900	Analog Devices, Inc.	5,166,123
175,600	Applied Materials, Inc.	3,345,180
462,000	Cisco Systems, Inc. (b)	8,579,340
54,650	eBay, Inc. (b)	2,355,415
144,500	First Data Corp.	6,516,950
184,300	Intel Corp.	3,920,061
410,200	Microsoft Corp.	11,547,130
371,860	Motorola, Inc.	8,444,941
57,200	QUALCOMM, Inc.	2,743,312
120,850	Yahoo!, Inc. (b)	4,149,989

		60,136,697

MATERIALS (2.4%):
93,740	Monsanto Co.	7,931,341

TELECOMMUNICATION SERVICES (1.8%):
263,500	Sprint Corp.	6,031,515

UTILITIES (1.7%):
144,600	P G & E Corp.	5,395,026

Total COMMON STOCKS (Cost $257,641,323)		316,524,237

INVESTMENT COMPANY (4.2%):
13,700,191	SEI Daily Income Government II Fund	13,700,191

Total INVESTMENT COMPANY (Cost $13,700,191)		13,700,191

Total Investments (Cost $271,341,514) (a) - 101.1%		330,224,428
Liabilities in excess of other assets - (1.1)%		(3,486,465)

NET ASSETS - 100.0%		$326,737,963

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$62,383,211
Unrealized depreciation	(3,500,297)

Net unrealized appreciation	$58,882,914

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury Mid Cap Equity Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (94.2%):
CONSUMER DISCRETIONARY (17.0%):
415,500	AnnTaylor Stores Corp. (b)	$13,844,460
579,000	Brinker International, Inc.	23,565,300
490,000	Dick’s Sporting Goods, Inc. (b)	18,017,300
675,000	Dollar Tree Stores, Inc. (b)	16,733,250
380,200	E.W. Scripps Co. (The) - Class A	18,378,868
416,550	Lamar Advertising Co. (b)	19,127,976
596,200	Petco Animal Supplies, Inc. (b)	13,032,932
476,943	Tiffany & Co.	17,980,751

		140,680,837

CONSUMER STAPLES (1.1%):
230,700	Ralcorp Holdings, Inc. (b)	9,066,510

ENERGY (6.2%):
417,000	Noble Energy, Inc.	19,298,760
716,000	Weatherford International Ltd. (b)	32,062,480

		51,361,240

FINANCIALS (14.9%):
602,700	Arthur J. Gallagher & Co.	17,574,732
630,700	Associated Banc-Corp.	21,342,888
420,470	Federated Investors, Inc. - Class B	16,234,347
426,800	Protective Life Corp.	19,184,660
506,500	SEI Investments Co.	20,893,125
543,500	South Financial Group, Inc. (The)	14,174,480
695,500	UnumProvident Corp.	14,139,515

		123,543,747

HEALTH CARE (9.3%):
222,700	C.R. Bard, Inc.	14,123,634
508,000	Community Health Systems, Inc. (b)	18,486,120
252,000	Fisher Scientific International, Inc. (b)	16,851,240
143,800	Invitrogen Corp. (b)	9,904,944
491,000	Kinetic Concepts, Inc. (b)	17,769,290

		77,135,228

INDUSTRIALS (24.6%):
329,000	Avery-Dennison Corp.	19,654,460
446,000	ChoicePoint, Inc. (b)	18,339,520
251,500	Dover Corp.	11,551,395
245,500	Dun & Bradstreet Corp. (b)	17,744,740
209,800	Goodrich Corp.	8,259,826
774,100	Herman Miller, Inc.	23,455,230
532,000	Joy Global, Inc.	28,749,280
502,000	Manpower, Inc.	27,022,660
637,000	Thomas & Betts Corp. (b)	28,442,050
285,200	W.W. Grainger, Inc.	20,229,236

		203,448,397

INFORMATION TECHNOLOGY (13.8%):
218,500	CDW Corp.	12,236,000
657,500	Cognos, Inc. (b)	25,050,750
519,300	FactSet Research Systems, Inc.	20,709,684
635,000	Microchip Technology, Inc.	23,818,850
492,500	National Instruments Corp.	16,296,825
354,500	Zebra Technologies Corp. - Class A (b)	15,963,135

		114,075,244

MATERIALS (6.4%):
401,368	Allegheny Technologies, Inc.	20,810,931

1,027,500	Chemtura Corp.	12,915,675
885,500	Pactiv Corp. (b)	19,693,520

		53,420,126

TELECOMMUNICATION SERVICES (0.9%):
75,800	Telephone & Data Systems, Inc. - Special Shares	2,584,780
75,800	Telephone and Data Systems, Inc.	2,715,914
50,500	U.S. Cellular Corp. (b)	2,570,450

		7,871,144

Total COMMON STOCKS (Cost $639,737,286)		780,602,473

INDEX-LINKED TRUST (0.6%):
35,000	S&P 400 Mid-Cap Depositary Receipt	4,978,750

Total INDEX-LINKED TRUST (Cost $2,769,242)		4,978,750

INVESTMENT COMPANY (4.5%):
37,216,990	Federated Trust for U.S. Treasury Obligations	37,216,990

Total INVESTMENT COMPANY (Cost $37,216,990)		37,216,990

Total Investments (Cost $679,723,518) (a) - 99.3%		822,798,213
Other assets in excess of liabilities - 0.7%		6,139,557

NET ASSETS - 100.0%		$828,937,770

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$162,359,494
Unrealized depreciation	(19,284,799)

Net unrealized appreciation	$143,074,695

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury Global Small Cap Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (90.2%):
AUSTRALIA (1.9%):
CONSUMER DISCRETIONARY (0.3%):
47,753	ABC Learning Centres Ltd.	$266,770
23,073	Amalgamated Holdings Ltd.	76,079
237,688	Austar United Communications Ltd. (b)	189,176
103,629	Austereo Group Ltd.	129,216
15,584	Colorado Group Ltd.	37,801
94,052	David Jones Ltd.	154,703
9,540	Fantastic Holdings Ltd.	20,248
8,021	Fleetwood Corp. Ltd.	44,687
4,078	Flight Centre Ltd.	28,902
3,000	G.U.D Holdings Ltd.	17,965
15,525	Invocare Ltd.	49,425
16,253	JB Hi-Fi Ltd.	49,895
108,153	Pacific Brands Ltd.	180,356
16,671	Prime Television Ltd.	43,217
31,777	Repco Corp. Ltd.	50,101
11,779	Rural Press Ltd.	101,785
3,942	Southern Cross Broadcasting Australia Ltd.	36,364
28,283	STW Communications Group Ltd.	61,957
21,214	Village Roadshow Ltd. (b)	38,271
25,284	Village Roadshow Ltd., Preferred Shares (b)	40,439

		1,617,357

CONSUMER STAPLES (0.1%):
27,021	ABB Grain Ltd.	143,374
65,687	Australian Agricultural Co. Ltd.	82,404
114,636	Futuris Corp. Ltd.	186,822
10,055	Grain Corp. Ltd.	78,427
24,253	McGuigan Simeon Wines Ltd.	56,806
40,785	Ridley Corp. Ltd.	38,953
6,195	Select Harvests Ltd.	63,628

		650,414

ENERGY (0.2%):
30,551	ARC Energy Ltd. (b)	40,294
76,071	Australian Worldwide Exploration Ltd. (b)	152,227
56,141	Beach Petroleum Ltd.	52,981
50,758	Centennial Coal Co. Ltd.	146,203
33,955	Felix Resources Ltd. (b)	58,168
116,797	Hardman Resources Ltd. (b)	179,721
100,881	New Hope Corp. Ltd.	93,291
58,554	Paladin Resources Ltd. (b)	151,793
26,544	ROC Oil Co. Ltd. (b)	61,971
23,116	Straits Resources Ltd.	47,309
27,977	Tap Oil Ltd. (b)	55,137

		1,039,095

FINANCIALS (0.3%):
24,616	Adelaide Bank Ltd.	247,231
174,160	Australand Property Group	263,367
18,652	Bank of Queensland Ltd.	217,729
17,560	Bendigo Bank Ltd.	168,112
38,303	Count Financial Ltd.	59,519
38,629	FKP Property Group	154,310
12,221	Investor Group Ltd.	52,802
16,163	IOOF Holdings Ltd.	92,744
30,272	OAMPS Ltd.	77,099
26,469	SFE Corp. Ltd.	277,879
41,871	Sunland Group Ltd.	53,320
163,262	Thakral Holdings Group	97,765

		1,761,877

HEALTH CARE (0.2%):
972	Allied Medical Ltd. (c)	0
184,727	Arrow Pharmaceuticals Ltd.	390,665
63,310	Australian Pharmaceutical Industries Ltd.	139,648
17,013	Cellestis Ltd. (b)	52,228
36,838	Healthscope Ltd.	119,232
14,479	Novogen Ltd. (b)	50,485
26,163	Primary Health Care Ltd.	222,510
16,363	Ramsay Health Care Ltd.	119,939

		1,094,707

INDUSTRIALS (0.3%):
78,460	Adsteam Marine Ltd.	111,511
13,583	Alesco Corp. Ltd.	96,061
28,945	Austal Ltd. (b)	46,952
5,000	Boom Logisitics Ltd.	13,644
26,490	Cabcharge Australia Ltd.	126,902
51,396	Coates Hire Ltd.	205,311
20,084	Corporate Express Australia Ltd.	87,993
17,686	Crane Group Ltd.	130,709
60,810	GWA International Ltd.	137,360
29,585	Hills Industries Ltd.	105,400
13,431	Monadelphous Group Ltd.	58,539
78,985	PMP Ltd. (b)	90,704
12,601	Reece Australia Ltd.	148,049
28,501	Salmat Ltd.	74,749
9,794	Sims Group Ltd.	118,782
32,036	Spotless Group Ltd.	115,831
27,741	Transfield Services Ltd.	176,212
21,009	United Group Ltd.	197,468

		2,042,177

INFORMATION TECHNOLOGY (0.1%):
63,500	Baycorp Advantage Ltd.	170,871
32,637	Commander Communications Ltd.	45,767
16,525	iiNET Ltd.	19,290
19,221	Iress Market Technology Ltd.	68,477
47,560	MYOB Ltd.	35,510
13,764	Redflex Holdings Ltd. (b)	31,821
12,405	Vision Systems Ltd.	20,687

		392,423

MATERIALS (0.3%):
136,390	Adelaide Brighton Ltd.	225,377
42,185	Bendigo Mining Ltd. (b)	78,662
18,680	Brickworks Ltd.	189,737
8,977	Campbell Brothers Ltd.	90,841
38,070	Consolidated Minerals Ltd.	80,800
48,101	Fortescue Metals Group Ltd. (b)	235,172
57,571	Great Southern Plantations Ltd.	163,209
34,637	Gunns Ltd.	75,089
19,019	Iluka Resources Ltd.	105,816
23,980	Jubilee Mines NL	130,873
31,549	MaCarthur Coal Ltd.	126,506
6,631	Magnesium International Ltd. (b)	2,362
116,599	Minara Resources Ltd.	175,880
267,490	Oxiana Ltd. (b)	409,571
85,192	PaperlinX Ltd.	221,494
97,749	Smorgon Steel Group Ltd.	117,809
59,830	TimberCorp. Ltd.	148,298

		2,577,496

TELECOMMUNICATION SERVICES (0.0%):
63,352	SP Telemedia Ltd.	46,580

UTILITIES (0.1%):
54,920	Australian Pipeline Trust	174,427
24,976	Energy Developments Ltd.	74,213
143,805	Envestra Ltd.	121,540
25,700	GasNet Australia Group	49,481

		419,661

		11,641,787

AUSTRIA (0.3%):
CONSUMER DISCRETIONARY (0.1%):
3,058	BetandWin.com Interactive Entertainment AG (b)	358,169
2,439	Christ Water Technology AG	27,500

		385,669

CONSUMER STAPLES (0.0%):
566	Agrana Beteiligungs AG	47,526

ENERGY (0.0%):
862	Schoeller-Bleckmann Oilfield Equipment AG	28,445

FINANCIALS (0.1%):
9,308	CA Immobilien Anlagen AG (b)	239,641
3,178	Conwert Immobilien Invest AG (b)	57,340
2,500	Sparkassen Immobilien AG (b)	26,851

		323,832

INDUSTRIALS (0.1%):
2,311	Andritz AG	265,707
2,439	BWT AG	72,899
3,121	Flughafen Wien AG	246,252

		584,858

MATERIALS (0.0%):
2,228	Boehler-Uddeholm AG	430,684
1,891	Constantia Packaging AG	81,586
635	Mayr-Melnhof Karton AG	95,283
5,405	RHI AG (b)	152,027

		759,580

		2,129,910

BELGIUM (0.4%):
CONSUMER DISCRETIONARY (0.0%):
674	D’ieteren SA	190,804
750	Quick Restaurants SA	21,278
740	Roularta Media Group NV	46,753
65	Van De Velde NV	13,402

		272,237

ENERGY (0.0%):
615	Exmar NV	69,118

FINANCIALS (0.2%):
5,614	Ackermans & Van Haaren	342,414
50	Banque Nationale de Belgique	198,651
1,479	Cofinimmo	238,818
643	Warehouses De Pauw SCA	34,023

		813,906

HEALTH CARE (0.1%):
3,415	Innogenetics (b)	43,650
4,938	Omega Pharma SA	269,023

		312,673

INDUSTRIALS (0.1%):
4,312	Bekaert SA	426,458
4,983	C.M.B. (Company Maritime Belge) NPV	164,617
45	CFE (CIE Francois D’enter)	46,610
3,050	Deceuninck NV	94,126

		731,811

INFORMATION TECHNOLOGY (0.0%):
888	Barco NV	74,984
167	Icos Vision Systems NV (b)	7,163
5,034	Melexis NV	71,071

		153,218

MATERIALS (0.0%):
6,295	Tessenderlo Chemie NV	212,701

		2,565,664

BRAZIL (1.2%):
CONSUMER DISCRETIONARY (0.1%):
720,000	Companhia de Tecidos Norte de Minas SA	84,668
2,400,000	Lojas Americanas SA	92,255
334,215	NET Servicos de Comunicacao SA (b)	175,345

		352,268

CONSUMER STAPLES (0.2%):
8,900	Perdigao SA	390,457
179,000	Sadia SA	599,095

		989,552

ENERGY (0.0%):
10,000	Cia Brasileira de Petroleo Ipiranga SA	141,564
1,300	Refinaria Petroleo Ipiranga SA	29,434
5,600	Ultrapar Participacoes SA	84,089

		255,087

INDUSTRIALS (0.2%):
6,000	All America Latina Logistica SA	67,843
3,900	Duratex SA	61,737
15,000	Gol Linhas Aereas Inteligentes SA	459,973
20,900	Marcopolo SA	55,771
93,200	Weg SA	351,976

		997,300

MATERIALS (0.4%):
10,000	Acesita SA	147,445
370,000	Caemi Mineracao e Metalurgica SA	664,361
23,500	Cia Petroquimica do Sul SA (b)	318,860
54,500	Confab Industrial SA	95,393
236,000	Klabin SA	460,045
26,500	Metalurgica Gerdau SA	688,689
10,000	Paranapanema SA	71,461
52,600	Ripasa SA Papel e Celulose SA	88,737
30,000	Suzano Bahia Sul Papel e Celulose SA	185,889
24,900	Suzano Petroquimica SA	52,142
86,000	Uniao de Industrias Petroquimicas SA	86,350
16,000	Votorantim Celulose e Papel SA	199,005

		3,058,377

TELECOMMUNICATION SERVICES (0.2%):
63	Celular CRT Participacoes SA	2,023
4,200	Celular CRT Participacoes SA	135,821
158,600,000	Embratel Participacoes SA (b)	423,220
45	Tele Sudeste Celular Participacoes SA	651
2,000	Tele Sudeste Celular Participacoes SA	30,620
60,000,000	Telemig Cellular Participacoes SA	149,254
141,000,000	Tim Participacoes SA	522,931

		1,264,520

UTILITIES (0.1%):
114,000	Centrais Eletricas de Santa Catarina SA	85,075
27,800,000	Companhia Paranaense de Energia-Copel SA	254,613
1,870,000	Electropaulo Metropolitana SA (b)	85,423

		425,111

		7,342,215

CANADA (2.3%):
CONSUMER DISCRETIONARY (0.4%):
8,200	Alliance Atlantis Communications, Inc. (b)	241,579
9,400	Ballard Power Systems, Inc.	53,075
3,400	Chum Ltd. - Class B	87,329
9,300	Cinram International, Inc.	236,828
4,400	Cogeco Cable, Inc.	104,707
6,500	Corus Entertainment, Inc. - Class B	201,370

1,000	Dorel Industries, Inc. - Class A (b)	26,633
5,600	Dorel Industries, Inc. - Class B (b)	148,606
5,500	Forzani Group Ltd. (The) - Class A (b)	67,615
12,400	Hudson’s Bay Co.	163,765
6,800	Imax Corp. (b)	55,532
10,800	Intrawest Corp.	301,107
2,000	Leon’s Furniture Ltd.	66,034
17,400	Linamar Corp.	185,643
9,000	Lions Gate Entertainment Corp. (b)	80,611
4,100	Mega Bloks, Inc. (b)	94,867
9,400	Reitman’s Ltd. - Class A	147,339
5,700	TVA Group, Inc. - Class B	79,334
4,200	Uni-Select, Inc.	108,024
400	Wescast Industries, Inc. - Class A	6,298

		2,456,296

CONSUMER STAPLES (0.1%):
6,400	Agricore United	49,680
4,100	Canada Bread Co. Ltd.	190,095
600	Corby Distilleries Ltd. - Class A	40,569
1,100	Empire Co. Ltd.	38,338
13,800	Saskatchewan Wheat Pool (b)	99,974
2,500	Van Houtte, Inc.	45,552
6,600	Vincor International, Inc. (b)	170,969

		635,177

ENERGY (0.4%):
1,200	Akita Drilling Ltd. - Class A	27,187
3,533	Alberta Clipper Energy, Inc. (b)	11,076
19,000	Blackrock Ventures, Inc. (b)	210,221
5,400	Calfrac Well Services Ltd.	207,787
16,700	Canadian Superior Energy, Inc.	43,994
4,300	Celtic Exploration Ltd. (b)	48,709
19,600	Centurion Energy International, Inc. (b)	241,815
3,800	CHC Helicopter Corp.	88,460
3,533	Ember Resources, Inc. (b)	24,509
4,200	Enerflex Systems Ltd.	105,479
3,729	Fairquest Energy Ltd. (b)	28,161
2,932	Highpine Oil & Gas Ltd. (b)	62,821
10,800	International Uranium Corp. (b)	65,627
4,800	Iteration Energy Ltd.	24,658
25,600	Ivanhoe Energy, Inc. (b)	64,067
6,200	Kick Energy Corp. (b)	37,566
6,600	Nuvista Energy Ltd. (b)	101,423
400	Paramount Resources Ltd. (b)	12,627
4,400	Pason Systems, Inc.	135,501
5,500	Petrobank Energy & Resources Ltd. (b)	66,794
4,700	Real Resources, Inc. (b)	114,157
7,200	Rider Resources Ltd. (b)	132,835
5,800	Savanna Energy Services Corp. (b)	158,140
11,200	ShawCor Ltd.	174,570
4,600	Tesco Corp. (b)	95,248
5,600	Transglobe Energy Corp. (b)	34,176
77,500	UTS Energy Corp. (b)	413,087
1,260	Vero Energy, Inc.	7,192

		2,737,887

FINANCIALS (0.2%):
1,200	BPO Properties Ltd.	42,940
5,700	Canadian Western Bank	186,446
5,100	Dundee Corp. - Class A (b)	147,787
5,300	Home Capital Group, Inc.	181,507
13,600	Kingsway Financial Services, Inc.	284,110
2,600	Laurentian Bank of Canada	80,251
1,500	Morguard Corp.	41,083

		964,124

HEALTH CARE (0.2%):
3,300	AEterna Zentaris, Inc. (b)	19,937
10,200	Angiotech Pharmaceuticals, Inc.	127,187
7,700	Axcan Pharma, Inc. (b)	140,639
5,300	Cangene Corp. (b)	45,842
8,000	Cardiome Pharma Corp. (b)	108,887
7,400	Draxis Health, Inc.	34,375
12,600	Extendicare, Inc.	194,177
4,900	Neurochem, Inc. (b)	70,436
14,200	Patheon, Inc. (b)	91,026
6,200	QLT, Inc. (b)	37,239
14,000	TLC Vision Corp. (b)	106,094
16,500	Vasogen, Inc. (b)	38,106

		1,013,945

INDUSTRIALS (0.2%):
16,500	ATS Automation Tooling Systems, Inc. (b)	245,298
4,200	FirstService Corp. (b)	111,380
1,700	Garda World Security Corp.	22,392
9,600	Husky Injection Molding Systems Ltd. (b)	41,728
5,100	Hydrogenics Corp. (b)	21,944
16,400	Magellan Aerospace Corp. (b)	41,187
5,500	Martinrea International, Inc. (b)	33,518
1,900	Richelieu Hardware Ltd.	35,371
4,100	Ritchie Bros Auctioneers, Inc.	184,295
17,900	Royal Group Technologies Ltd. (b)	163,470
11,600	Russel Metals, Inc.	253,839
3,200	Stantec, Inc. (b)	119,761
2,400	Teknion Corp. (b)	11,064
1,400	Transat A.T., Inc. - Class A (b)	24,354
2,100	Vitran Corp., Inc.	40,569
17,600	Westaim Corp. (b)	97,366
6,000	Zenon Environmental, Inc. (b)	91,096

		1,538,632

INFORMATION TECHNOLOGY (0.2%):
3,000	Aastra Technologies Ltd. (b)	101,370
2,800	Dalsa Corp. (b)	30,734
23,100	Emergis, Inc. (b)	83,369
19,600	Geac Computer Corp. Ltd. (b)	214,450
4,000	GSI Group, Inc.	53,200
3,400	Hummingbird Ltd. (b)	79,118
6,700	MacDonald Dettwiler & Associates Ltd. (b)	233,865
1,900	Mosaid Technologies, Inc.	41,711
8,200	Open Text Corp. (b)	135,731
19,200	Zarlink Semiconductor, Inc.	45,859

		1,019,407

MATERIALS (0.6%):
8,300	Algoma Steel, Inc. (b)	210,197
21,300	AUR Resources, Inc.	285,796
43,000	Bema Gold Corp. (b)	175,580
20,000	Cambior, Inc. (b)	63,049
6,800	Canam Group, Inc. (b)	48,964
13,100	Cascades, Inc.	114,458
5,900	CCL Industries - Class B	155,841
29,000	Crystallex International Corp. (b)	79,961
38,500	Dynatec Corp.	51,049
53,600	Eldorado Gold Corp. (b)	270,636
5,100	First Quantum Minerals Ltd.	195,034
6,400	Inmet Mining Corp. (b)	194,450
6,300	International Forest Products (b)	39,002
6,300	Intertape Polymer Group, Inc. (b)	54,049
3,200	Major Drilling Group International (b)	62,410
27,200	Miramar Mining Corp.	74,998
37,300	Norske Skog Canada Ltd. (b)	104,812

8,400	North American Palladium Ltd. (b)	90,432
18,400	Northern Orion Resources, Inc. (b)	74,162
9,000	PAN American Silver Corp. (b)	218,836
28,700	Sherritt International Corp.	257,312
9,200	Sino-Forest Corp. (b)	45,321
4,800	St. Lawrence Cement Group, Inc. - Class A	126,027
90,400	Tahera Diamond Corp. (b)	60,330
7,000	Tenke Mining Corp.	69,705
6,000	Virginia Gold Mines, Inc.	72,181
10,800	Western Silver Corp. (b)	170,232
4,600	Winpak Ltd.	42,817
20,200	Yamana Gold, Inc. (b)	163,189

		3,570,830

TELECOMMUNICATION SERVICES (0.0%):
7,200	Stratos Global Corp. (b)	60,443

UTILITIES (0.0%):
11,400	Canadian Hydro Developers, Inc. (b)	58,762

		14,055,503

CHILE (0.3%):
CONSUMER STAPLES (0.1%):
792,236	Empresas Iansa SA	143,754
37,174	Farmacias Ahumada SA	81,942
179,728	Vina Concha y Toro SA	254,438
7,044,884	Vina San Pedro SA	73,628

		553,762

FINANCIALS (0.1%):
49,225,119	Corpbanca	276,877
141,474	Parque Arauco SA	96,780

		373,657

HEALTH CARE (0.0%):
164,971	Banmedica SA (b)	139,500

INDUSTRIALS (0.0%):
1,076,958	Madeco SA (b)	86,975

MATERIALS (0.0%):
35,402	Cementos Bio-Bio SA	83,081
17,867	Cristalerias de Chile SA	176,548
200,535	Industrias Forestales SA	45,918

		305,547

UTILITIES (0.1%):
7,730	Cia de Consumidores de Gas de Santiago SA	37,457
2,452,926	Colbun SA	337,932

		375,389

		1,834,830

DENMARK (0.5%):
CONSUMER DISCRETIONARY (0.1%):
3,050	Bang & Olufsen A/S - Class B	338,194

CONSUMER STAPLES (0.0%):
1,300	East Asiatic Co. Ltd. A/S	131,660
1,125	Royal Unibrew A/S	105,876

		237,536

FINANCIALS (0.2%):
1,300	Alm. Brand Skadesforsikring A/S (b)	60,538
320	Amagerbanken A/S	75,290
220	Fionia Bank A/S	51,081
925	Forstaedernes Bank A/S	105,278
25	Norresundby Bank A/S	12,212
245	Ringkjoebing Landbobank A/S	126,058
260	Sjaelso Gruppen A/S	85,092
797	Spar Nord Bank A/S	125,618
325	Sparbank Vest A/S	22,728
50	Sparekassen Faaborg A/S	24,749

17,870	Sydbank A/S (b)	465,546
500	Vestjysk Bank A/S	22,144

		1,176,334

HEALTH CARE (0.1%):
1,875	ALK-Abello A/S	222,559
4,400	Genmab A/S (b)	115,345
850	Neurosearch A/S	24,428

		362,332

INDUSTRIALS (0.1%):
950	DFDS A/S	57,233
7,600	FLSmidth & Co. A/S - Class B	226,456
4,800	NKT Holding A/S	240,719
1,000	Schouw & Co.	39,403

		563,811

INFORMATION TECHNOLOGY (0.0%):
700	SimCorp A/S	92,321

MATERIALS (0.0%):
2,400	Auriga Industries	74,248

		2,844,776

FINLAND (0.6%):
CONSUMER DISCRETIONARY (0.1%):
22,250	Amer Sports Oyj	428,752
8,650	Fiskars Corp. - Class A	106,989
550	Stockmann Oyj Abp	23,810
5,315	Stockmann Oyj Abp - Class B	226,277

		785,828

CONSUMER STAPLES (0.0%):
1,000	Hk-Ruokatalo Oyj	14,215
20,000	Raisio Plc - Class V	55,647

		69,862

FINANCIALS (0.1%):
14,900	OKO Bank	229,370
11,400	Sponda Oyj	118,425

		347,795

INDUSTRIALS (0.2%):
12,200	Finnair Oyj	214,932
3,400	Finnlines Oyj	61,510
900	Jaakko Poyry Group Oyj	35,539
3,000	KCI Konecranes Oyj	164,571
5,400	Lassila & Tikanoja Oyj	103,991
800	Lemminkainen Oyj	33,728
17,900	Uponor Oyj	441,928
8,050	YIT-Yhtyma Oyj	383,599

		1,439,798

INFORMATION TECHNOLOGY (0.0%):
2,150	Elcoteq Network Oyj - Class A	52,088
10,700	Elektrobit Group Oyj	25,481
11,650	F-Secure Oyj (b)	33,830
2,800	Perlos Oyj	31,060
1,000	Vaisala Oyj	29,281

		171,740

MATERIALS (0.2%):
11,750	Huhtamaki Oyj	205,434
9,800	Kemira Oyj	165,506
26,600	Rautaruukki Oyj	803,446

		1,174,386

		3,989,409

FRANCE (1.4%):
CONSUMER DISCRETIONARY (0.3%):
2,053	Alain Afflelou SA (b)	65,103
1,402	Beneteau SA	100,076
298	Bricorama SA	17,198
17,208	Canal Plus	164,334
3,425	Club Mediterranee (b)	172,738
1,082	Damartex SA	40,674
24,701	Elior	384,148

1,280	Etam Developement SA (b)	61,228
279,888	Euro Disney S.C.A.	37,407
3,592	Faurecia	230,214
504	Ipsos	74,401
1,306	Kaufman & Broad SA	122,103
1,266	Pierre & Vacances	115,979
1,356	Rodriguez Group	80,976
1,333	SEB SA	142,362
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco (b)	9,550
573	Spir Communications	91,758
4,997	SR Teleperformance	166,172
2,088	Trigano SA	101,476

		2,177,897

CONSUMER STAPLES (0.2%):
902	Ales Groupe	16,603
629	Bonduelle S.C.A.	45,663
1,360	Bongrain SA	84,107
4,445	Groupe Bourbon	476,066
1,184	Guyenne et Gascogne SA	117,674
863	Laurent-Perrier	51,431
3,160	Provimi SA	79,475
3,925	Rallye SA	157,134
402	Vilmorin et Compagnie	27,498

		1,055,651

ENERGY (0.1%):
2,760	Compagnie Generale de Geophysique SA (b)	358,812

FINANCIALS (0.2%):
3,839	April Group	179,578
4,445	CBo Territoria (b)	20,252
886	Financiere Pour la Location d’Immeubles Industriels et Commerciaux	39,690
1,570	Foncia Groupe	56,635
156,504	SCOR	401,219
2,776	Silic	262,237
886	Union Financiere de France Banque SA	48,442

		1,008,053

HEALTH CARE (0.1%):
1,591	Audika	36,535
300	Boiron SA	6,561
489	Cegedim SA	43,312
10,221	Generale de Sante	289,349
3,349	Orpea (b)	188,192
340	Stallergenes	49,572
1,248	Virbac SA	57,923

		671,444

INDUSTRIALS (0.2%):
1,781	Assystem	46,524
923	Bacou Dalloz	91,846
2,116	Carbone Lorraine	104,302
1,346	CFF Recycling	42,193
113	Delachaux SA	26,553
3,740	Fimalac	275,599
1,254	GL Events SA	45,692
346	Lisi	22,217
3,415	Manitou BF SA	145,637
4,555	Nexans SA	250,537
463	Norbert Dentressangle	29,252
3,678	Pinguely-Haulotte	88,436
419	Somfy SA	99,780
857	Ste Industrielle d’Aviation Latecoere SA	37,693

		1,306,261

INFORMATION TECHNOLOGY (0.1%):
3,474	Alten (b)	121,562
19,560	Altran Technologies SA (b)	265,220
10,950	Bull SA	127,584
1,047	Cegid	43,620
6,915	GFI Informatique (b)	55,955
3,507	Groupe Steria SCA	201,672
2,270	Iliad SA	151,554
26,369	Infogrames Entertainment SA (b)	38,125
2,593	Ingenico	49,399
4,755	Oberthur Card Systems SA	41,828
811	Sopra Group SA	64,098
4,171	UBISOFT Entertainment (b)	177,269

		1,337,886

MATERIALS (0.1%):
2,331	Compagnie Plastic-Omnium SA	87,230
108,785	Rhodia SA (b)	292,103

		379,333

UTILITIES (0.1%):
1,022	Electricite de Strasbourg	177,070
1,444	Rubis SA	116,583
115	Sechilienne-Sidec	67,347

		361,000

		8,656,337

GERMANY (1.2%):
CONSUMER DISCRETIONARY (0.1%):
934	CTS Eventim AG (b)	27,008
7,612	Douglas Holding AG	338,218
6,000	EM.TV AG	30,035
1,290	Escada AG (b)	41,237
1,771	Fielmann AG	130,396
2,507	Gerry Weber International AG	47,883
4,552	Medion AG	56,744
932	Rational AG	126,554
1,556	Sixt AG	43,010
4,152	Takkt AG	47,521

		888,606

CONSUMER STAPLES (0.0%):
117	KWS Saat AG	109,885

FINANCIALS (0.2%):
5,932	Aareal Bank AG (b)	252,330
5,132	AWD Holding AG	174,902
8,271	Comdirect Bank AG	85,217
6,258	DAB Bank AG	55,049
2,709	Deutsche Euroshop AG	168,915
711	Grenkeleasing AG	40,584
350	Oldenburgische Landesbankag AG	21,900
2,439	Vivacon AG (b)	107,392
2,027	Wuerttembergische Lebensversicherung AG	50,044

		956,333

HEALTH CARE (0.2%):
3,263	GPC Biotech AG (b)	49,557
3,000	Medigene AG (b)	34,008
900	Morphosys AG (b)	53,297
29,050	Qiagen NV (b)	344,131
3,712	Rhoen Klinikum AG	159,611
9,857	Stada Arzneimittel AG	341,441

		982,045

INDUSTRIALS (0.3%):
8,045	Bilfinger Berger AG	422,264
1,017	Cewe Color Holding AG	43,989
11,195	Deutz AG (b)	56,448
844	DIS Deutscher Industrie Service AG	58,502
2,948	GFK AG	121,781
1,384	Indus Holding AG	50,110
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	30,338

7,388	IWKA AG	194,338
1,372	Krones AG	148,610
5,406	Leoni AG	181,284
120	Muehlbauer Holding AG & Co. KGaA	5,209
1,199	Pfeiffer Vacuum Technology AG	66,021
2,135	Pfleiderer AG (b)	49,857
4,181	Rheinmetall AG	304,539
100	Sartorius AG	2,649
14,249	SGL Carbon AG (b)	260,552
5,128	Singulus Technologies (b)	109,345
224	STRABAG AG	23,188
4,973	Techem AG (b)	233,288
1,861	Vossloh AG	97,205

		2,459,517

INFORMATION TECHNOLOGY (0.2%):
1,916	Balda AG	25,654
1,310	Bechtle AG	29,732
107	Boewe Systec AG	7,293
10,118	Epcos AG	154,650
9,419	Jenoptik AG (b)	83,885
6,772	Kontron AG (b)	73,887
5,314	Software AG	287,570
3,650	Teles AG	26,387
7,928	United Internet AG	357,652

		1,046,710

MATERIALS (0.1%):
1,342	Centrotec Sustainable AG (b)	46,307
1,200	Fuchs Petrolub AG	52,852
4,896	Norddeutsche Affinerie AG	143,004
4,101	Salzgitter AG	282,519

		524,682

TELECOMMUNICATION SERVICES (0.1%):
14,237	Mobilcom AG	371,904
8,596	QSC AG (b)	43,030

		414,934

UTILITIES (0.0%):
1,000	MVV Energie AG	24,701

		7,407,413

GREECE (0.6%):
CONSUMER DISCRETIONARY (0.1%):
4,720	Fourlis SA	58,265
13,560	Germanos SA	284,364
2,570	Hellenic Duty Free Shops SA	50,460
11,720	Hyatt Regency SA	157,776
10,310	Notos Com Holdings SA	45,847

		596,712

CONSUMER STAPLES (0.0%):
4,860	Delta Holdings SA	72,393
5,750	Gr. Sarantis SA	58,405

		130,798

ENERGY (0.2%):
30,590	Motor Oil Hellas Corinth Refineries SA	842,196

FINANCIALS (0.1%):
7,380	Agricultural Bank of Greece (b)	47,165
2,660	Babis Vovos International Construction SA	45,052
6,750	Bank of Attica (b)	51,668
2,620	Bank of Greece	334,403
11,930	Egnatia Bank SA	75,953
7,500	Ethniki General Insurance Co.	55,404
9,670	GEK Group of Cos. SA	79,893
6,280	Geniki Bank	83,932

		773,470

HEALTH CARE (0.0%):
8,200	Athens Medical Center SA	28,893

INDUSTRIALS (0.1%):
11,160	Attica Holdings SA	56,949
28,277	Hellenic Technodomiki Tev SA	215,074
5,160	Metka SA	64,574
11,600	Minoan Lines Shipping SA	49,047
19,510	NBG Real Estate Development Co.	116,626
23,070	Technical Olympic SA	136,786

		639,056

INFORMATION TECHNOLOGY (0.0%):
20,300	Intracom SA	166,731

MATERIALS (0.1%):
6,140	Heracles General Cement Co.	90,565
8,280	MJ Maillis SA	36,820
3,920	Mytilineos Holdings SA	120,117
27,740	Viohalco	326,928

		574,430

		3,752,286

HONG KONG (0.8%):
CONSUMER DISCRETIONARY (0.2%):
96,000	Alco Holdings Ltd.	40,529
36,000	Associated International Hotels	30,164
192,000	Bossini International Holdings Ltd.	21,285
64,000	Cafe de Coral Holdings Ltd.	75,076
52,000	Chow Sang Sang Holdings International Ltd.	23,294
48,000	Clear Media Ltd. (b)	43,004
44,000	Cross-Harbour Holdings Ltd.	33,748
166,000	EganaGoldpfeil Holdings Ltd.	50,822
118,000	Fountain SET Holdings	55,520
116,000	Glorious Sun Enterprises Ltd.	51,589
44,000	Grande Holdings Ltd.	34,032
40,000	Harbour Centre Development Ltd.	64,196
450,000	Hutchison Harbour Ring Ltd.	41,766
135,000	I-CABLE Communications Ltd.	34,283
238,000	IDT International Ltd.	22,703
3,671,148	Nan Hai Corp. Ltd. (b)	20,823
162,000	Next Media Ltd. (b)	81,444
242,000	Oriental Press Group	46,793
150,000	Peace Mark Holdings Ltd.	65,743
198,000	Playmates Holdings Ltd.	25,524
192,000	Prime Success International Group (b)	117,563
1,222,000	Regal Hotels International Holdings Ltd.	96,089
88,000	SA SA International Holdings Ltd.	31,196
200,000	SCMP Group Ltd.	77,345
290,000	TCL Multimedia Technology Holdings Ltd.	45,607
132,000	Top Form International Ltd.	32,670
50,000	Truly International Holdings	65,743
29,000	Wing On Co. International Ltd.	41,495

		1,370,046

CONSUMER STAPLES (0.1%):
180,000	Chaoda Modern Agriculture Ltd.	110,796
174,000	Cofco International Ltd.	89,720
82,000	Hengan International Group Co. Ltd.	97,776
192,000	Kingway Brewery Holdings Ltd.	77,963
136,000	Vitasoy International Holdings Ltd.	50,403

		426,658

ENERGY (0.0%):
590,000	Cnpc Hong Kong Ltd.	163,519
242,000	Sinolink Worldwide Holdings	78,769
420,000	Titan Petrochemicals Group Ltd.	36,275

		278,563

FINANCIALS (0.3%):
30,000	Allied Group Ltd.	45,633
48,000	Allied Properties Ltd.	29,391
142,000	Asia Financial Holdings Ltd.	62,237
864,000	Asia Standard International Group Ltd.	33,413
228,000	China Gas Holdings Ltd. (b)	44,674
154,000	China Insurance International Holdings Co. Ltd. (b)	62,037
226,000	China Resources Land Ltd.	124,544
210,000	Far East Consortium	77,151
98,000	Fubon Bank Hong Kong Ltd.	35,688
914,000	Guangzhou Investment Co. Ltd.	140,208
2,285	GZI Real Estate Investment Trust	1,060
159,600	HKR International Ltd.	80,237
56,000	Hong Kong Ferry Holdings	67,857
118,000	Hopson Development Holdings Ltd.	222,843
80,000	JCG Holdings Ltd.	84,563
259,000	K Wah International Holdings Ltd.	66,440
66,000	Kowloon Development Co. Ltd.	72,317
51,000	Liu Chong Hing Bank Ltd.	86,123
46,000	Liu Chong Hing Investment	48,327
98,000	Midland Holdings Ltd.	54,637
104,000	Pacific Century Insurance Holdings Ltd.	39,214
275,000	Pacific Century Premium Developments Ltd.	85,079
200,000	Silver Grant International	63,165
82,000	TAI Cheung Holdings	49,681
134,000	Tian An China Investment	46,639

		1,723,158

HEALTH CARE (0.0%):
190,000	China Pharmaceutical Group Ltd. (b)	31,840
211,714	Golden Meditech Co. Ltd.	55,948
236,000	Sino Biopharmaceutical Ltd.	47,763

		135,551

INDUSTRIALS (0.1%):
36,000	Chevalier International Holdings Ltd.	35,733
188,000	China National Aviation Co. Ltd.	35,867
348,000	China Resources Logic Ltd.	39,925
33,550	Dickson Concepts International Ltd.	52,547
162,000	Emperor International Holdings	40,095
54,000	Fong’s Industries Co. Ltd.	41,766
120,000	GZI Transportation Ltd.	45,633
62,000	Lung Kee (Bermuda) Holdings	46,355
108,000	Minmetals Resources Ltd. (b)	33,065
67,000	Miramar Hotel & Investment	93,278
127,269	Paul Y.-ITC Construction Holdings Ltd.	27,070
56,000	Road King Infrastructure	42,230
1,177,500	Shenzhen International Holdings	43,260
538,000	Shougang Concord International Enterprises Co. Ltd. (b)	41,611
34,000	Shui On Construction	71,003
106,000	Tianjin Development Holdings Ltd.	64,563

		754,001

INFORMATION TECHNOLOGY (0.1%):
130,000	China Electronics Corp. Holdings Co. Ltd. (b)	23,964
350,000	Citic 21CN Co. Ltd. (b)	56,848
121,000	Digital China Holdings Ltd.	35,485
440,000	Shanghai Ming Yuan Holdings Ltd. (b)	35,166

2,330,000	Sino-I Technology Ltd. (b)	32,739
45,000	Varitronix International Ltd.	31,905
29,000	Vtech Holdings Ltd.	105,046

		321,153

MATERIALS (0.0%):
348,000	Asia Aluminum Holdings Ltd.	33,196
580,000	Citic Resources Holdings Ltd. (b)	96,449
58,357	Hung Hing Printing Group	36,861
25,900	K Wah Contruction Materials	17,027

		183,533

TELECOMMUNICATION SERVICES (0.0%):
4,000	Asia Satellite Telecommunications Holdings Ltd.	6,471

		5,199,134

HUNGARY (0.1%):
HEALTH CARE (0.0%):
2,000	Egis Rt.	235,606

MATERIALS (0.1%):
21,520	Borsodchem Rt.	264,940
7,801	Tiszai Vegyi Kombinat Rt (b)	196,225

		461,165

UTILITIES (0.0%):
800	Delmagyarorszagi Aramszol	68,750

		765,521

INDONESIA (0.4%):
CONSUMER DISCRETIONARY (0.0%):
713,500	Matahari Putra Prima Tbk (PT)	70,893
1,254,500	Ramayana Lestari Sentosa Tbk PT	113,923

		184,816

CONSUMER STAPLES (0.1%):
357,000	Astra Agro Lestari Tbk PT	192,612
2,397,500	Indofood Sukses Makmur Tbk PT	225,406

		418,018

ENERGY (0.0%):
130,000	Medco Energi Internasional	54,167

FINANCIALS (0.1%):
4,207,000	Bank Pan Indonesia Tbk PT	215,744
659,500	Lippo Karawaci Tbk PT (b)	126,827

		342,571

HEALTH CARE (0.1%):
2,551,500	PT Kalbe Farma Tbk	354,375
102,500	Tempo Scan Pacific Tbk PT	62,420

		416,795

INDUSTRIALS (0.0%):
1,165,000	Berlian Laju Tanker Tbk PT	141,891
857,000	United Tractors Tbk PT	350,216

		492,107

MATERIALS (0.1%):
415,500	Indocement Tunggal Prakarsa	175,345
86,500	Semen Gresik Persero Tbk PT	180,208

		355,553

		2,264,027

IRELAND (0.4%):
CONSUMER DISCRETIONARY (0.1%):
5,961	Abbey Plc	72,426
6,560	McInerney Holdings Plc	93,014
9,316	Paddy Power Plc	144,315

		309,755

CONSUMER STAPLES (0.2%):
78,374	Fyffes Plc	220,919
34,445	Glanbia Plc	108,079
39,757	Greencore Group Plc	176,311
25,432	IAWS Group Plc	408,804

		914,113

ENERGY (0.0%):
40,375	Dragon Oil Plc (b)	163,354

FINANCIALS (0.0%):
2,940	FBD Holdings Plc	126,630

HEALTH CARE (0.0%):
48,215	United Drug Plc	219,093

INDUSTRIALS (0.1%):
19,916	DCC Plc	450,079
3,409	Irish Continental Group Plc	46,348

		496,427

MATERIALS (0.0%):
126,231	Kenmare Resources Plc (b)	92,022

		2,321,394

ISRAEL (0.5%):
CONSUMER DISCRETIONARY (0.1%):
10,202	Azorim-Investment Development & Construction Co. Ltd.	104,481
13,567	Delek Automotive Systems Ltd.	92,289
19,563	Frutarom	157,811
3,086	Matav-Cable Systems Media Ltd. (b)	21,622
7,272	Suny Electronics Ltd. (b)	27,380

		403,583

CONSUMER STAPLES (0.0%):
7,287	Blue Square Chain Investments and Properties Ltd.	68,903
6,797	Blue Square-Israel Ltd.	72,820
50,253	Super-Sol Ltd.	138,399

		280,122

ENERGY (0.0%):
128,917	Delek Drilling LP	53,215

FINANCIALS (0.1%):
18,708	Aloni Hetz Properties & Investments Ltd.	61,883
5,168	Elbit Medical Imaging Ltd.	85,076
27,109	First International Bank of Israel Ltd. (b)	58,191
52,358	Industrial Buildings Corp.	73,042
1,051	Property & Building Corp.	107,434

		385,626

INDUSTRIALS (0.1%):
40,000	Clal Industries and Investments	198,258
1,283	Electra (Israel) Ltd.	110,547
2,757	FMS Enterprises Migun Ltd. (b)	123,984
51,102	Housing & Construction Holdings Ltd. (b)	40,378
17,080	Ormat Industries	154,279
4,294	Tadiran Communications Ltd.	146,925

		774,371

INFORMATION TECHNOLOGY (0.2%):
14,254	Alvarion Ltd.	148,794
11,336	AudioCodes Ltd. (b)	139,139
10,253	Elron Electronic Industries (b)	112,641
1,752	Ituran Location and Control Ltd.	31,331
8,146	Nice Systems Ltd. (b)	425,783
4,257	Orckit Communications Ltd. (b)	128,754
5,150	RADVision Ltd. (b)	96,475
7,800	Retalix Ltd. (b)	201,086
15,819	Scitex Corp. Ltd. (b)	89,679

		1,373,682

MATERIALS (0.0%):
5,109	Israel Petrochemical Enterprises Ltd.	41,827

		3,312,426

ITALY (0.7%):
CONSUMER DISCRETIONARY (0.2%):
11,767	Benetton Group SpA	142,396
6,562	Brembo SpA	49,750
10,024	Caltagirone Editore SpA	86,898
5,000	De Longhi SpA	15,309
37,780	IMMSI SpA	108,904
3,165	Mariella Burani Fashion Group SpA	52,298
10,871	Marzotto SpA	49,597
4,812	Sogefi SpA	28,780
8,578	Stefanel SpA	36,478
2,530	Tod’s SpA	187,817
10,871	Valentino Fashion Group SpA (b)	291,900

		1,050,127

CONSUMER STAPLES (0.0%):
10,587	Cremonini SpA	27,656

ENERGY (0.0%):
8,988	Navigazione Montanari SpA	35,518
15,524	Premuda SpA	33,630
3,079	Socotherm SpA	45,154

		114,302

FINANCIALS (0.2%):
12,141	Aedes SpA	85,852
47,864	Banca Finnat Euramerica SpA	67,227
13,083	Banca Intermobiliare SpA	126,053
6,895	Banca Popolare dell’Etruria e del Lazio	125,409
10,603	Banco di Desio e della Brianza SpA	78,841
16,395	Banco Profilo SpA	42,628
11,238	Credito Artigiano SpA	46,287
1,338	Credito Bergamasco SpA	44,657
3,739	Ergo Previdenza SpA	23,986
55,550	Gemina SpA (b)	148,822
6,000	Meliorbanca SpA (b)	24,148
20,492	Piccolo Credito Valtellinese Scarl	293,793
45,883	Premafin Finanziaria SpA	127,383
18,894	Risanamento SpA	103,015

		1,338,101

HEALTH CARE (0.1%):
1,500	Amplifon SpA	108,420
21,864	Recordati SpA	156,731
45,651	Sorin SpA (b)	106,439

		371,590

INDUSTRIALS (0.1%):
15,047	Alitalia Spa	20,659
11,747	Astaldi SpA	71,077
2,543	Fiera Milano SpA	28,240
12,205	Gewiss SpA	81,559
2,618	GranitiFiandre SpA	22,870
29,000	Impregilo SpA (b)	113,985
6,000	Interpump SpA	40,678
4,609	Permasteelisa Spa	73,359
1,700	Vianini Lavori SpA	16,937

		469,364

INFORMATION TECHNOLOGY (0.1%):
4,260	Esprinet SpA	56,417
1,068	SAES Getters SpA	27,509
333,382	Telecom Italia Media SpA (b)	174,579
60,560	Tiscali SpA (b)	192,413

		450,918

MATERIALS (0.0%):
15,854	Cementir SpA	98,624
59,445	SMI-Societa Metallurgica Italiana SpA (b)	31,237
4,273	Sol SpA	23,778

		153,639

UTILITIES (0.0%):
4,493	Acegas-APS SpA	44,054

37,393	AEM Torino SpA	95,748
35,827	Amga SpA	76,177

		215,979

		4,191,676

JAPAN (10.8%):
CONSUMER DISCRETIONARY (2.5%):
7,800	Abilit Corp. (b)	122,164
1,700	Aeon Fantasy Co. Ltd. (b)	74,789
3,000	Ahresty Corp. (b)	69,955
20,000	Aichi Machine Industry Co. Ltd. (b)	81,678
7,300	Aisan Industry Co. Ltd. (b)	82,467
15,000	Akebono Brake Industry Co. Ltd. (b)	139,782
5,800	Alpine Electronics, Inc. (b)	78,823
4,600	Aoki International Co. Ltd. (b)	94,126
35,000	Asics Corp. (b)	346,448
41,000	Atsugi Co. Ltd. (b)	80,049
3,600	Avex Group Holdings, Inc. (b)	100,367
2,950	Belluna Co. Ltd. (b)	115,696
22,000	Best Denki Co. Ltd. (b)	111,791
4,000	Bookoff Corp. (b)	92,762
6,300	Cecile Co. Ltd. (b)	43,669
7,500	Chiyoda Co. Ltd. (b)	197,587
20,000	Chori Co. Ltd. (b)	60,363
9,000	Chuo Spring Co. Ltd. (b)	53,406
48,000	Clarion Co. Ltd. (b)	98,627
5,000	Cleanup Corp. (b)	54,651
4,400	Corona Corp. (b)	90,784
8,500	Culture Convenience Club Co. Ltd. (b)	294,953
7,000	Daido Metal Co. Ltd. (b)	71,319
7,000	Daidoh Ltd. (b)	105,636
6,300	Daiei, Inc. (The) (b)	195,515
34,000	Daikyo, Inc. (b)	192,770
2,600	Daisyo Corp.	44,268
23,000	Daiwa Seiko, Inc.	51,181
11,000	Descente Ltd. (b)	72,777
3,150	Doshisha Co. Ltd. (b)	77,347
2,900	Doutor Coffee Co. Ltd. (b)	62,554
8,000	Eagle Industry Co. Ltd. (b)	84,850
8,900	Exedy Corp. (b)	264,822
33,000	France Bed Holdings Co. Ltd. (b)	87,782
5,300	Fuji Co. Ltd. (b)	86,127
9,000	Fuji Kiko Co. Ltd. (b)	34,683
19,000	Fuji Kyuko Co. Ltd. (b)	94,765
13,000	Fujita Kanko, Inc. (b)	104,740
5,400	Fujitsu Business Systems Ltd. (b)	99,676
18,000	Fujitsu General Ltd. (b)	66,297
15,000	Gakken Co. Ltd. (b)	39,262
5,200	Gigas K’s Denki Corp. (b)	193,742
2,000	Happinet Corp. (b)	52,519
2,900	HIS Co. Ltd. (b)	78,626
6,000	Hitachi Powdered Metals Co. Ltd. (b)	41,947
4,700	Homac Corp. (b)	89,961
3,400	Impact 21 Co. Ltd. (b)	88,413
1,600	Inaba Seisakusho Co. Ltd.	34,376
3,800	Japan General Estate Co. Ltd. (The) (b)	71,276
8,000	Japan Vilene Co. Ltd. (b)	58,112
12,000	Japan Wool Textile Co. Ltd. (The) (b)	113,769
5,400	Joint Corp. (b)	167,124
10,000	Joshin Denki Co. Ltd. (b)	89,095
23,000	Juki Corp. (b)	136,482
2,000	Kabuki-Za Co. Ltd. (b)	85,770
3,200	Kadokawa Holdings, Inc. (b)	100,401
4,400	Kahma Co. Ltd. (b)	133,174

12,000	Kanto Auto Works Ltd. (b)	183,545
5,000	Kato Sangyo Co. Ltd. (b)	92,293
30,000	Kayaba Industry Co. Ltd. (b)	107,426
2,000	Kentucky Fried Chicken Japan Ltd. (b)	37,088
81,000	Kenwood Corp. (b)	191,986
2,600	Kisoji Co. Ltd. (b)	52,647
3,000	Kohnan Shoji Co. Ltd. (b)	44,659
5,600	Kojima Co. Ltd. (b)	75,055
8,000	Komatsu Seiren Co. Ltd. (b)	39,151
3,100	Konaka Co. Ltd. (b)	59,600
5,000	Konami Sports Corp. (b)	89,095
47,000	Kurabo Industries Ltd. (b)	161,889
2,000	Kyoritsu Maintenance Co. Ltd. (b)	92,079
13,000	Laox Co. Ltd. (b)	59,297
2,600	Maezawa Kyuso Industries Co. Ltd. (b)	48,879
2,900	Mars Engineering Corp. (b)	89,505
17,000	Maruzen Co. Ltd. (b)	31,307
8,000	Matsuya Co. Ltd. (b)	204,621
2,800	Matsuya Foods Co. Ltd. (b)	58,010
28,000	Matsuzakaya Co. Ltd. (b)	246,841
10,000	Misawa Resort Co. Ltd. (b)	54,139
8,000	Mitsuba Corp. (b)	90,170
8,000	Mitsui Home Co. Ltd. (b)	69,367
23,000	Mizuno Corp. (b)	164,524
8,000	MOS Food Services, Inc. (b)	120,931
26,000	Nice Corp. (b)	129,900
22,000	Nichimo Corp.	38,452
3,100	Nidec Copal Corp. (b)	42,817
2,800	Nidec Tosok Corp. (b)	43,114
2,200	Nihon Eslead Corp. (b)	68,463
2,000	Nippon Restaurant System, Inc.	72,129
10,000	Nippon Seiki Co. Ltd. (b)	234,462
11,400	Nishimatsuya Chain Co. Ltd. (b)	252,707
7,900	Nissen Co. Ltd. (b)	119,891
3,000	Nissin Kogyo Co. Ltd. (b)	176,741
4,000	Nittan Valve Co. Ltd.	47,745
28,000	Noritake Co. Ltd. (b)	189,786
2,200	Noritsu Koki Co. Ltd. (b)	44,173
10,000	Pacific Industrial Co. Ltd. (b)	75,539
17,000	PanaHome Corp.	140,157
13,000	Parco Co. Ltd. (b)	165,479
23,000	Pentax Corp. (b)	132,364
2,400	Piolax, Inc. (b)	59,238
23,000	Press Kogyo Co. Ltd. (b)	142,757
8,000	Renown D’urban Holdings, Inc. (b)	99,582
5,160	Resorttrust, Inc. (b)	176,414
27,000	Rhythm Watch Co. Ltd. (b)	55,248
5,000	Right On Co. Ltd. (b)	236,593
17,000	Riken Corp. (b)	141,316
3,700	Ringer Hut Co. Ltd. (b)	50,284
4,600	Roland Corp. (b)	103,734
6,000	Royal Co. Ltd. (b)	90,647
5,000	Saizeriya Co. Ltd. (b)	73,408
32,000	Sanden Corp.	144,872
1,900	Sanei-International Co. Ltd. (b)	89,257
10,000	Sankyo Seiko Co. Ltd. (b)	61,472
6,000	Sanoh Industrial Co. Ltd. (b)	56,066
9,400	Sanrio Co. Ltd. (b)	186,333
21,000	Sanyo Shokai Ltd. (b)	192,830
17,000	Seiko Corp. (b)	116,532
10,000	Seiren Co. Ltd. (b)	169,153
9,000	Senshukai Co. Ltd. (b)	121,008
3,500	Shaddy Co. Ltd.	42,970
18,000	Shikibo Ltd.	37,753
15,000	Shiroki Corp. (b)	48,214
2,400	Shobunsha Publications, Inc.	44,607

18,000	Shochiku Co. Ltd. (b)	176,179
5,000	Showa Aircraft Industry Co. Ltd. (b)	96,129
12,000	Suminoe Textile Co. Ltd.	52,895
13,000	T RAD Co. Ltd. (b)	72,376
6,300	Tachi-S Co. Ltd. (b)	69,827
11,900	Takara Co. Ltd.	37,134
4,300	Tecmo Ltd. (b)	39,997
4,000	Teikoku Piston Ring Co. Ltd. (b)	64,728
5,800	Tenma Corp. (b)	104,587
21,000	Toei Co. Ltd. (b)	145,562
3,200	Tohoku Pioneer Corp.	57,157
34,000	Tokyotokeiba Co. Ltd. (b)	145,520
4,200	Tomy Co. Ltd. (b)	36,740
7,000	Tonichi Carlife Group, Inc. (b)	35,928
11,000	Topre Corp. (b)	134,487
4,500	Touei Housing Corp. (b)	76,695
37,000	Toyo Tire & Rubber Co. Ltd. (b)	199,369
4,000	Tsutsumi Jewelry Co. Ltd. (b)	161,992
4,000	U-Shin Ltd. (b)	41,640
94,000	Unitika Ltd. (b)	186,734
5,500	WATAMI Co. Ltd. (b)	91,909
4,000	Yellow Hat Ltd.	47,267
8,000	Yokohama Reito Co. Ltd. (b)	66,502
14,000	Yomiuri Land Co. Ltd. (b)	137,386
6,000	Yoshimoto Kogyo Co. Ltd. (b)	152,443
27	Yoshinoya D&C Co., Ltd.	45,349
6,400	Zenrin Co. Ltd. (b)	203,530
9,200	Zensho Co. Ltd. (b)	236,883

		15,751,351

CONSUMER STAPLES (0.9%):
4,700	Ariake Japan Co. Ltd.	133,839
9,000	Asahi Soft Drinks Co. Ltd. (b)	118,245
1,000	Bull-Dog Sauce Co. Ltd. (b)	11,084
14,000	Calpis Co. Ltd. (b)	104,561
1,100	Cawachi Ltd.	43,797
14	Coca-Cola Central Japan Co. Ltd. (b)	116,139
3,100	Dydo Drinco, Inc. (b)	119,993
14,900	Fuji Oil Co. Ltd.	141,773
3,000	Fujicco Co. Ltd. (b)	42,791
23,000	Fujiya Co. Ltd. (b)	59,613
9,000	Heiwado Co. Ltd. (b)	195,670
6,000	Hokkaido Coca-Cola Bottling Co. Ltd. (b)	39,083
4,400	Hokuto Corp. (b)	72,102
8,000	Inageya Co. Ltd. (b)	62,887
2,300	Itochu-Shokuhin Co. Ltd. (b)	105,695
32,000	Itoham Foods, Inc.	138,324
11,000	Izumiya Co. Ltd. (b)	100,350
21,000	J-Oil Mills, Inc. (b)	114,230
9,600	Kagome Co. Ltd. (b)	108,285
5,000	Kameda Seika Co. Ltd. (b)	54,608
8,000	Kasumi Co. Ltd. (b)	54,702
2,900	KEY Coffee, Inc. (b)	40,450
5,000	Kibun Food Chemifa Co. Ltd. (b)	98,048
11,000	Kinki Coca-Cola Bottling Co. Ltd. (b)	112,635
18,000	Kyokuyo Co. Ltd. (b)	48,188
8,500	Life Corp. (b)	127,620
3,300	Mandom Corp. (b)	83,281
17,000	Marudai Food Co. Ltd. (b)	46,091
27,000	Maruetsu, Inc. (The) (b)	130,983
50,000	Maruha Group, Inc. (b)	119,362
5,000	Meito Sangyo Co. Ltd. (b)	103,803
31,000	Mercian Corp. (b)	98,585
10,000	Mikuni Coca-Cola Bottling Co. Ltd. (b)	98,900

1,680	Milbon Co. Ltd. (b)	65,745
2,200	Ministop Co. Ltd. (b)	52,519
21,000	Mitsui Sugar Co. Ltd. (b)	113,334
14,000	Miyoshi Oil & Fat Co. Ltd. (b)	33,421
43,000	Morinaga & Co. Ltd. (b)	142,613
8,000	Myojo Foods Co. Ltd. (b)	46,108
7,000	Nagatanien Co. Ltd. (b)	56,399
22,000	Nichiro Corp. (b)	56,458
28,000	Nippon Beet Sugar Manufacturing Co. Ltd. (b)	88,089
22,000	Nippon Flour Mills Co. Ltd. (b)	101,850
17,000	Nosan Corp. (b)	65,368
7,000	Okuwa Co. Ltd. (b)	103,845
3,700	Olympic Corp. (b)	34,006
2,900	Pigeon Corp. (b)	41,637
38,000	Prima Meat Packers Ltd. (b)	65,121
5,500	Q’Sai Co. Ltd. (b)	54,817
2,600	Riken Vitamin Co. Ltd. (b)	66,945
2,400	Rock Field Co. Ltd. (b)	48,700
5,000	S Foods, Inc. (b)	46,594
9,300	Sakata Seed Corp. (b)	135,191
1,900	Seijo Corp. (b)	58,479
5,100	Shikoku Coca-Cola Bottling Co. Ltd. (b)	66,223
32,000	Showa Sangyo Co. Ltd. (b)	100,128
33,000	Snow Brand Milk Products Co. Ltd. (b)	137,582
1,000	St Marc Holdings Co. Ltd.	64,711
13,000	Starzen Co. Ltd. (b)	40,677
2,200	Sugi Pharmacy Co. Ltd. (b)	129,235
6,800	T Hasegawa Co. Ltd. (b)	110,096
13,000	Tobu Store Co., Ltd.	41,009
10,000	Tokyu Store Chain Co. Ltd. (b)	59,425
1,300	Tsuruha Holdings, Inc.	51,871
3,300	Unimat Offisco Corp. (b)	59,084
3,600	Valor Co. Ltd. (b)	145,487
2,000	Warabeya Nichiyo Co. Ltd. (b)	29,141
2,500	Yaoko Co. Ltd. (b)	59,681
5,000	Yomeishu Seizo Co. Ltd. (b)	51,155
4,500	Yonekyu Corp. (b)	54,864

		5,723,325

ENERGY (0.1%):
6,400	Itochu Enex Co. Ltd. (b)	52,983
7,000	Kanto Natural Gas Development Ltd. (b)	54,250
14,000	Mitsuuroko Co. Ltd. (b)	103,129
4,700	Modec, Inc. (b)	140,252
8,000	Nippon Gas Co. Ltd. (b)	74,618
14,000	San-Ai Oil Co. Ltd. (b)	76,153
11,000	Sinanen Co. Ltd. (b)	69,588

		570,973

FINANCIALS (1.1%):
35,000	Akita Bank Ltd. (The)	196,351
30,000	Aomori Bank Ltd. (The) (b)	121,750
2,600	Bank of Okinawa Ltd. (The) (b)	133,669
24,000	Bank of Saga Ltd. (The) (b)	100,469
5,000	Bank of the Ryukyus Ltd. (b)	149,629
13,000	Central Finance Co. Ltd. (b)	128,238
7,800	Century Leasing System, Inc. (b)	123,095
8,500	Chiba Kogyo Bank Ltd. (The) (b)	176,464
34,000	Chukyo Bank Ltd. (The) (b)	117,401
73,000	Cosmo Securities Co. Ltd.	202,276
13,000	Daibiru Corp. (b)	153,398
28,000	Daisan Bank Ltd. (The) (b)	95,967
21,000	Daiwa Kosho Lease Co. Ltd. (b)	126,584
21,000	Ehime Bank Ltd. (The) (b)	87,552
32,000	Eighteenth Bank Ltd. (The) (b)	202,711
34,000	Fukui Bank Ltd. (The)	135,084

32,000	Fukushima Bank Ltd. (The) (b)	70,117
29,000	Higashi-Nippon Bank Ltd. (The) (b)	157,251
49,000	Hokuetsu Bank Ltd. (The) (b)	148,308
10,000	Ichiyoshi Securities Co. Ltd.	191,832
16,000	Kagawa Bank Ltd. (The) (b)	95,490
8,000	Keihanshin Real Estate Co. Ltd. (b)	67,116
1,800	Kita-Nippon Bank Ltd. (The) (b)	103,589
82,000	Kiyo Bank Ltd. (The) (b)(c)	223,019
15,000	Kosei Securities Co. Ltd.	40,157
56,000	Kyushu-Shinwa Holdings, Inc. (b)	154,216
14,000	Marusan Securities Co. Ltd.	168,898
4,800	Meiwa Estate Co. Ltd. (b)	75,423
26,000	Michinoku Bank Ltd. (The)	107,511
55,000	Minato Bank Ltd. (The) (b)	206,325
13,000	Mito Securities Co. Ltd.	116,822
27,000	Miyazaki Bank Ltd. (The) (b)	133,285
36	Momiji Holdings, Inc. (b)	124,614
29,000	Nisshin Fire & Marine Insurance Co. Ltd. (The) (b)	125,109
3,400	Ricoh Leasing Co. Ltd. (b)	94,791
3,800	Sanyo Electric Credit Co. Ltd. (b)	71,924
1,200	Shimizu Bank Ltd. (The) (b)	61,693
12,100	Shinki Co. Ltd. (b)	107,393
1,400	Suruga Corp. (b)	94,057
2,200	Tachihi Enterprise Co. Ltd. (b)	112,542
16,000	The Nagano Bank Ltd. (b)	61,796
9,000	The Sankei Building Co. Ltd. (b)	95,072
16,400	TOC Co. Ltd. (b)	106,966
21,000	Tochigi Bank Ltd. (The) (b)	180,118
22,000	Toho Bank Ltd. (The)	117,418
9,000	Toho Real Estate Co. Ltd. (b)	92,310
13,000	Tohoku Bank Ltd. (The) (b)	38,904
50,000	Tokai Tokyo Securities Co. Ltd.	353,823
13,000	Tokushima Bank Ltd. (The) (b)	119,371
11,000	Tokyo Rakutenchi Co. Ltd. (b)	62,648
2,300	Tokyu Community Corp. (b)	75,301
1,300	Tokyu Livable, Inc. (b)	79,581
18,000	Tomato Bank Ltd. (b)	52,178
17,000	Tottori Bank Ltd. (The) (b)	58,121
36,000	Towa Bank Ltd. (The) (b)	101,594
16,000	Towa Real Estate Development Co. Ltd. (b)	87,714
14,000	Toyo Securities Co. Ltd.	95,251
24,000	Yamagata Bank Ltd. (The) (b)	137,915
9,000	Yuraku Real Estate Co. Ltd. (b)	61,310

		7,079,511

HEALTH CARE (0.4%):
2,900	As One Corp. (b)	74,175
4,000	Eiken Chemical Co. Ltd. (b)	48,632
18,000	Fuso Pharmaceutical Industries Ltd. (b)	60,926
8,000	Hitachi Medical Corp. (b)	99,514
1,800	Hogy Medical Co. Ltd. (b)	92,233
15,000	Jeol Ltd. (b)	84,918
19,000	Kaken Pharmaceutical Co. Ltd.	153,892
14,000	Mochida Pharmaceutical Co. Ltd. (b)	135,118
1,800	Nichii Gakkan Co.	47,728
8,000	Nihon Kohden Corp. (b)	148,009
13,000	Nikken Chemicals Co. Ltd. (b)	42,783
7,000	Nippon Chemiphar Co. Ltd.	54,190
13,000	Nippon Shinyaku Co. Ltd. (b)	110,504
10,000	Nissho Corp.	149,118
5,600	Paramount Bed Co. Ltd. (b)	133,686
18,000	Rohto Pharmaceutical Co. Ltd. (b)	217,921
5,600	Seikagaku Corp. (b)	61,830
16,000	SSP Co. Ltd. (b)	133,686
4,000	Teikoku Hormone Manufacturing Co. Ltd. (b)	43,346

8,000	Topcon Corp. (b)	276,919
4,000	Torii Pharmaceutical Co. Ltd. (b)	84,747
2,000	Towa Pharmaceutical Co. Ltd. (b)	46,040
29,000	Toyama Chemical Co. Ltd. (b)	217,333
2,800	Vital-net, Inc. (b)	18,143
5,000	ZERIA Pharmaceutical Co. Ltd. (b)	46,125

		2,581,516

INDUSTRIALS (3.2%):
3,000	Advan Co. Ltd. (b)	54,736
12,000	Aica Kogyo Co. Ltd. (b)	190,400
13,200	Aichi Corp. (b)	120,645
9,000	Airport Facilities Co. Ltd. (b)	59,775
3,000	Alps Logistics Co. Ltd. (b)	67,781
11,000	Amano Corp.	222,739
14,000	Ando Corp. (b)	55,862
15,000	Asahi Diamond Industrial Co. Ltd. (b)	150,013
2,900	Asahi Pretec Corp. (b)	86,290
7,000	Asunaro Aoki Construction Co. Ltd. (b)	70,125
18,000	Bando Chemical Industries Ltd. (b)	85,174
38,000	BSL Corp. (b)	75,164
8,000	Bunka Shutter Co. Ltd. (b)	48,973
17,000	Chugai Ro Co. Ltd. (b)	88,848
5,000	Chuo Denki Kogyo Co. Ltd. (b)	24,000
13,000	CKD Corp. (b)	204,493
8,000	Commuture Corp. (b)	85,600
3,300	Cosel Co. Ltd. (b)	136,738
9,000	Dai-Dan Co. Ltd. (b)	67,218
17,000	Daifuku Co. Ltd. (b)	315,969
18,000	Daihen Corp. (b)	98,372
10,000	Daiichi Jitsugyo Co. Ltd.	59,255
5,000	Daimei Telecom Engineering Corp. (b)	62,921
3,100	Daiseki Co. Ltd. (b)	64,225
8,000	Daiwa Industries Ltd. (b)	53,543
2,800	DENSEI-LAMBDA K.K. (b)	59,681
3,000	Eneserve Corp. (b)	59,340
23,000	Fudo Construction Co. Ltd. (b)	43,337
15,000	Fujitec Co. Ltd. (b)	91,056
4,000	Fujitsu Devices, Inc. (b)	63,091
6,000	Fukuda Corp. (b)	33,353
58,000	Furukawa Co. Ltd. (b)	154,284
64,000	GS Yuasa Corp. (b)	190,434
44,000	Hanwa Co. Ltd. (b)	193,947
7,000	Hibiya Engineering Ltd. (b)	85,344
22,000	Hitachi Plant Engineering & Construction Co. Ltd. (b)	172,001
4,500	Hitachi Tool Engineering Ltd. (b)	103,589
94,500	Hitachi Zosen Corp. (b)	189,338
4,000	Hosokawa Micron Corp. (b)	42,493
13,000	Iino Kaiun Kaisha Ltd. (b)	107,511
3,100	Inaba Denki Sangyo Co. Ltd. (b)	125,808
12,000	Inabata & Co. Ltd. (b)	117,759
41,000	Iseki & Co. Ltd. (b)	178,626
6,000	Itoki Corp. (b)	59,954
10,000	Iwasaki Electric Co. Ltd. (b)	33,848
40,000	Iwatani International Corp. (b)	159,263
9,000	J Bridge Corp.	100,136
12,000	Japan Airport Terminal Co. Ltd. (b)	106,608
3,300	Japan Cash Machine Co. Ltd. (b)	66,118
26,000	Japan Pulp & Paper Co. Ltd. (b)	116,822
72,000	Japan Steel Works Ltd. (The) (b)	419,267
7,000	Japan Transcity Corp.	37,360
33,000	JFE Shoji Holdings, Inc. (b)	189,351
7,000	Kamei Corp. (b)	75,019
14,000	Kanagawa Chuo Kotsu Co. Ltd. (b)	76,034

71,000	Kanematsu Corp. (b)	161,020
4,000	Katakura Industries Co. Ltd. (b)	85,259
12,000	Keihin Co. Ltd. (The) (b)	52,178
2,900	Kintetsu World Express, Inc. (b)	86,538
14,000	Kitz Corp. (b)	131,895
15,000	Kumagai Gumi Co. Ltd. (b)	61,642
4,700	Kuroda Electric Co. Ltd. (b)	79,582
16,000	Kyodo Printing Co. Ltd. (b)	76,528
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd. (b)	63,328
14,000	Kyudenko Corp. (b)	92,506
14,000	Maeda Road Construction Co. Ltd. (b)	118,169
2,200	Maezawa Kasei Industries Co. Ltd. (b)	44,548
18,000	Makino Milling Machine Co. Ltd. (b)	224,981
7,000	Maruyama Manufacturing Co, Inc. (b)	26,498
11,000	Maruzen Showa Unyu Co. Ltd. (b)	43,141
8,000	Max Co. Ltd. (b)	117,316
41,000	Meidensha Corp. (b)	159,749
33,000	Mitsubishi Cable Industries, Ltd.	75,966
6,000	Mitsubishi Pencil Co. Ltd. (b)	70,338
16,000	Mitsuboshi Belting Co. Ltd. (b)	134,231
25,000	Mitsui-Soko Co. Ltd. (b)	157,302
6,000	Mitsumura Printing Co. Ltd. (b)	36,832
6,100	Miura Co. Ltd. (b)	167,465
8,000	Morita Corp. (b)	62,000
700	Moshi Moshi Hotline, Inc. (b)	89,522
18,000	Nabtesco Corp. (b)	230,813
33,000	Nachi-Fujikoshi Corp. (b)	208,483
5,300	NEC System Intergration & Construction Ltd. (b)	67,645
21,000	Nichias Corp. (b)	140,191
2,900	Nichiha Corp. (b)	59,587
8,000	Nikkiso Co. Ltd. (b)	68,616
14,000	Nippo Corp. (b)	116,139
21,000	Nippon Carbon Co. Ltd.	70,543
8,000	Nippon Densetsu Kogyo Co. Ltd. (b)	61,796
3,400	Nippon Kanzai Co. Ltd. (b)	100,588
13,000	Nippon Koei Co. Ltd. (b)	64,396
10,000	Nippon Konpo Unyu Soko Co. Ltd. (b)	141,018
18,000	Nippon Road Co. Ltd.	66,144
29,000	Nippon Sharyo Ltd. (b)	78,131
14,000	Nippon Signal Co. Ltd. (b)	125,927
16,000	Nippon Thompson Co. Ltd. (b)	158,650
6,800	Nissei Corp. (b)	94,501
8,000	Nissha Printing Co. Ltd. (b)	257,822
1,300	Nisshin Fudosan Co. (b)	19,020
17,000	Nissin Corp. (b)	70,006
13,000	Nissin Electric Co. Ltd. (b)	79,691
5,000	Nitta Corp. (b)	98,474
55,000	Nitto Boseki Co. Ltd. (b)	151,462
7,900	Nitto Kogyo Corp. (b)	143,128
4,400	Nitto Kohki Co. Ltd. (b)	123,045
247	Nittyu Co. Ltd.	56,143
10,000	Nomura Co. Ltd. (b)	64,541
9,000	Noritz Corp. (b)	152,392
3,360	Oiles Corp. (b)	75,771
17,000	Okamura Corp. (b)	173,493
28,000	Okuma Corp. (b)	361,429
4,000	Onoken Co. Ltd. (b)	70,253
10,000	Organo Corp. (b)	94,808
4,600	Oyo Corp. (b)	59,495
3,400	Patlite Corp. (b)	42,873
70,000	Penta-Ocean Construction Co. Ltd. (b)	173,075

9,500	Raito Kogyo Co. Ltd. (b)	48,193
28,000	Ryobi Ltd. (b)	203,155
6,000	Sanix, Inc. (b)	34,172
15,000	Sanki Engineering Co. Ltd. (b)	137,480
60,000	Sankyo-Tateyama Holdings, Inc. (b)	147,839
36,000	Sankyu, Inc. (b)	239,407
9,000	Sanyo Denki Co. Ltd. (b)	79,035
18,000	Sasebo Heavy Industries Co. Ltd. (b)	49,569
5,300	Sato Corp. (b)	141,436
3,000	Sato Shoji Corp.	42,305
1,600	Secom Joshinetsu Co. Ltd. (b)	38,742
2,500	Secom Techno Service Co. Ltd. (b)	109,558
9,000	Sekisui Jushi Corp. (b)	75,352
16,000	Senko Co. Ltd. (b)	59,477
5,000	Shibaura Mechatronics Corp.	65,223
13,000	Shibusawa Warehouse Co. Ltd. (The) (b)	74,371
5,300	Shima Seiki Mfg. Ltd. (b)	150,473
9,000	Shin-Keisei Electric Railway Co. Ltd.	38,290
8,000	Shin-Kobe Electric Machinery Co. Ltd. (b)	46,858
22,000	Shinko Electric Co. Ltd. (b)	81,405
20,000	ShinMaywa Industries Ltd. (b)	112,201
27,000	Shinwa Kaiun Kaisha Ltd. (b)	87,936
4,900	Sho-Bond Corp.	58,864
31,000	Showa Electric Wire & Cable Co. Ltd. (b)	55,768
12,000	Sintokogio Ltd. (b)	147,020
8,000	Sodick Co. Ltd. (b)	136,414
28,000	Sumitomo Coal Mining Co. Ltd. (b)	64,456
9,200	Sumitomo Mitsui Construction Co. Ltd. (b)	59,456
23,000	Tadano Ltd. (b)	230,608
8,000	Taihei Dengyo Kaisha Ltd. (b)	80,416
14,000	Taihei Kogyo Co. Ltd. (b)	53,236
3,800	Taiho Kogyo Co. Ltd. (b)	52,485
7,000	Taikisha Ltd. (b)	117,452
3,300	Takamatsu Corp. (b)	166,843
2,700	Takano Co. Ltd. (b)	61,348
23,000	Takara Standard Co. Ltd.	150,993
16,000	Takasago Thermal Engineering Co. Ltd. (b)	130,139
3,000	Takigami Steel Construction Co. Ltd. (The) (b)	20,974
16,000	Takuma Co. Ltd.	136,278
29,000	Tekken Corp. (b)	77,142
35,000	Toa Corp. (b)	78,481
25,000	Tobishima Corp.	37,727
3,000	Tocalo Co. Ltd. (b)	117,401
21,000	Toenec Corp. (b)	105,815
14,000	Tokyo Kikai Seisakusho Ltd. (b)	56,458
9,000	Tokyo Leasing Co. Ltd. (b)	151,778
17,000	Tonami Transportation Co. Ltd. (b)	52,178
17,000	Toshiba Plant Systems & Services Corp. (b)	132,330
11,000	Tosho Printing Co. Ltd.	53,176
36,000	Toyo Construction Co. Ltd. (b)	70,594
13,000	Toyo Engineering Corp. (b)	89,667
4,800	Trusco Nakayama Corp. (b)	119,908
8,500	Tsubaki Nakashima Co. Ltd. (b)	170,667
37,000	Tsubakimoto Chain Co. (b)	281,388
18,000	Tsugami Corp. (b)	144,104
10,000	Tsukishima Kikai Co. Ltd. (b)	125,330
5,000	Tsurumi Manufacturing Co. Ltd. (b)	60,065

9,000	Uchida Yoko Co., Ltd.	64,149
4,000	UFJ Central Leasing Co. Ltd. (b)	209,054
2,500	Union Tool Co. (b)	160,926
23,000	Wakachiku Construction Co. Ltd. (b)	73,143
7,000	Yahagi Construction Co. Ltd.	44,104
10,000	Yamazen Corp. (b)	75,369
7,000	Yondenko Corp. (b)	45,119
31,000	Yuasa Trading Co. Ltd. (b)	73,740
15,000	Yurtec Corp. (b)	89,522
2,400	Yushin Precision Equipment Co. Ltd. (b)	46,858

		19,129,674

INFORMATION TECHNOLOGY (1.3%):
2,600	Aiphone Co. Ltd. (b)	47,881
11,900	Allied Telesis Holdings K.K. (b)	77,920
1,900	Alpha Systems, Inc. (b)	55,725
24,000	Anritsu Corp.	138,119
2,700	Arisawa Manufacturing Co. Ltd.	56,859
3,600	CAC Corp. (b)	44,413
5,000	Canon Electronics, Inc. (b)	193,111
7,000	Canon Finetech, Inc. (b)	152,187
9,800	Capcom Co. Ltd. (b)	108,536
6,000	CMK Corp. (b)	127,888
2,500	Daikoku Denki Co. Ltd. (b)	78,225
2,500	Daiwabo Information System Co. Ltd. (b)	51,795
17,000	Denki Kogyo Co. Ltd. (b)	185,523
6,400	Dodwell BMS Ltd.	50,091
1,700	DTS Corp.	66,527
400	eAccess Ltd.	301,133
2,700	Eizo Nanao Corp. (b)	116,941
4,300	Enplas Corp. (b)	114,383
4,000	ESPEC Corp. (b)	67,866
22,000	FDK Corp. (b)	48,018
4,800	Fujitsu Access Ltd.	41,374
3,700	Fujitsu Frontech Ltd. (b)	39,905
2,900	Hakuto Co. Ltd. (b)	47,447
5,700	Hitachi Information Systems Ltd. (b)	160,372
13,000	Hitachi Kokusai Electric, Inc. (b)	166,587
4,000	Hitachi Systems & Services Ltd. (b)	107,426
6,000	Horiba Ltd. (b)	173,416
15,700	Hosiden Corp. (b)	185,926
1,900	Icom, Inc. (b)	71,924
5,000	Idec Izumi Corp. (b)	82,189
9,500	Ines Corp. (b)	75,974
3,000	Information Services International-Dentsu Ltd. (b)	41,845
6,000	Intec, Inc. (b)	95,916
1,451	Invoice, Inc. (b)	86,350
4,500	Japan Digital Laboratory Co. Ltd. (b)	59,506
21,000	Japan Radio Co. Ltd. (b)	73,408
4,800	Kaga Electronics Co. Ltd. (b)	141,189
7,300	Koa Corp.	92,611
5,300	Komatsu Electronic Metals Co. Ltd. (b)	133,528
9,000	Kyoden Co. Ltd. (b)	69,750
2,500	Macnica, Inc. (b)	80,996
4,900	Marubun Corp. (b)	77,329
3,500	Megachips Corp.	73,557
3,900	Mimasu Semiconductor Industry Co. Ltd. (b)	80,467
4,000	Mitsui High-Tec, Inc. (b)	53,781
16,700	Mitsumi Electric Co. Ltd.	196,772
2,600	NEC Fielding Ltd.	47,327

2,600	NEC Mobiling Ltd. (b)	55,197
12,000	NEC Tokin Corp. (b)	73,971
22	Netmarks, Inc. (b)	45,392
5,000	New Japan Radio Co. Ltd. (b)	34,445
3,900	Nihon Dempa Kogyo Co. Ltd. (b)	194,518
6,000	Nihon Inter Electronics Corp. (b)	63,893
3,000	Nippon Ceramic Co. Ltd. (b)	42,587
27,000	Nippon Chemi-Con Corp. (b)	188,993
5,300	Nippon System Development Co. Ltd. (b)	190,690
81	NIWS Co. Ltd. (b)	108,424
5,000	Origin Electric Co. Ltd. (b)	38,366
6,000	Osaki Electric Co. Ltd.	63,126
2,200	Roland DG Corp. (b)	63,774
7,000	Ryoden Trading Co. Ltd. (b)	63,560
7,200	Ryosan Co. Ltd. (b)	211,169
6,700	Ryoyo Electro Corp. (b)	103,222
6,000	Sanshin Electronics Co. Ltd. (b)	74,073
3,000	Satori Electric Co. Ltd. (b)	58,317
13,000	Shindengen Electric Manufacturing Co. Ltd. (b)	81,465
3,800	Shinkawa Ltd. (b)	99,139
9,000	SMK Corp. (b)	74,201
11,000	Star Micronics Co. Ltd. (b)	181,661
3,300	Sumida Corp.	70,620
6,000	Suntelephone Co. Ltd. (b)	53,201
12,000	Tamura Corp. (b)	56,168
11,000	Tamura Taiko Holdings, Inc. (b)	90,596
27,000	Teac Corp. (b)	46,270
8,000	Teikoku Tsushin Kogyo Co., Ltd.	48,768
5,600	TKC Corp. (b)	111,007
17,000	Toko, Inc. (b)	61,020
15	Tokyo Electron Device Ltd. (b)	39,390
1,600	Tomen Electronics Corp. (b)	44,335
23,000	Toshiba Ceramics Co. Ltd.	93,733
8,000	Toyo Communication Equipment Co. Ltd. (b)	78,097
7,200	Toyo Corp. (b)	125,842
2,300	Trans Cosmos, Inc. (b)	156,484
9,000	Uniden Corp.	198,355
3,100	Yamaichi Electronics Co. Ltd. (b)	53,257
3,700	Yokowo Co. Ltd. (b)	47,950
4,200	Zuken, Inc. (b)	51,600

		8,176,889

MATERIALS (1.2%):
22,000	Achilles Corp. (b)	49,518
12,000	Asahi Organic Chemicals Industry Co. Ltd. (b)	55,555
14,000	Chuetsu Pulp & Paper Co. Ltd. (b)	37,957
8,000	Chugoku Marine Paints Ltd. (b)	53,406
23,000	Dai Nippon Toryo Co. Ltd. (b)	53,338
23,000	Daiken Corp. (b)	96,283
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (b)	85,395
13,000	Daiso Co. Ltd. (b)	57,192
2,900	FP Corp. (b)	95,933
27,000	Godo Steel Ltd. (b)	188,533
8,000	Gun-Ei Chemical Industry Co. Ltd. (b)	35,263
12,000	Hodogaya Chemical Co. Ltd. (b)	67,218
28,000	Hokuetsu Paper Mills Ltd.	142,996
56,000	Ishihara Sangyo Kaisha Ltd.	111,723
5,200	JSP Corp. (b)	48,059
9,000	Koatsu Gas Kogyo Co. Ltd. (b)	61,847
14,000	Krosaki Harima Corp.	88,447
34,000	Kureha Chemical Industry Co. Ltd.	179,725
17,000	Kurimoto Ltd. (b)	73,919
69,000	Mitsubishi Paper Mills Ltd.	148,836

39,000	Mitsubishi Plastics, Inc. (b)	141,981
18,000	Mitsubishi Steel Mfg. Co. Ltd. (b)	137,352
30,000	Mitsui Mining Co. Ltd. (b)	84,150
21,000	Nakayama Steel Works Ltd. (b)	111,007
5,000	Neturen Co. Ltd. (b)	60,022
9,000	Nichia Steel Works Ltd.	49,646
10,000	Nif Co., Inc. (b)	208,884
11,000	Nihon Parkerizing Co. Ltd. (b)	191,790
15,000	Nihon Yamamura Glass Co. Ltd. (b)	58,317
16,000	Nippon Chemical Industrial Co. Ltd. (b)	48,973
13,000	Nippon Denko Co. Ltd. (b)	46,884
15,000	Nippon Kasei Chemical Co. Ltd. (b)	41,692
30,000	Nippon Metal Industry Co. Ltd. (b)	71,617
31,000	Nippon Soda Co. Ltd.	109,157
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The) (b)	63,074
20,000	Nippon Yakin Kogyo Co. Ltd. (b)	73,152
10,000	Nittetsu Mining Co. Ltd. (b)	76,562
34,000	NOF Corp. (b)	226,106
13,000	Okamoto Industries, Inc. (b)	61,182
7,000	Okura Industrial Co. Ltd. (b)	45,954
5,500	Osaka Steel Co. Ltd. (b)	106,446
34,000	Pacific Metals Co. Ltd. (b)	200,017
9,000	Riken Technos Corp. (b)	48,342
119,000	S Science Company Ltd.	59,860
23,000	Sakai Chemical Industry Co. Ltd. (b)	123,540
11,000	Sakata INX Corp. (b)	56,552
20,000	Sanyo Chemical Industries Ltd. (b)	190,639
31,000	Sanyo Special Steel Co. Ltd. (b)	374,251
19,000	Sekisui Plastics Co. Ltd. (b)	79,700
12,000	Shin-Etsu Polymer Co. Ltd. (b)	182,420
5,000	ST Chemical Co. Ltd. (b)	78,225
2,000	Stella Chemifa Corp. (b)	81,678
65,000	Sumitomo Light Metal Industries Ltd. (b)	172,351
3,000	Sumitomo Titanium Corp. (b)	511,040
16,000	Takasago International Corp. (b)	74,482
11,000	Takiron Co. Ltd. (b)	44,829
24,000	Toho Tenax Co. Ltd. (b)	182,727
23,000	Toho Zinc Co. Ltd. (b)	221,391
35,000	Tokai Carbon Co. Ltd. (b)	204,706
8,000	Tokushu Paper Manufacturing Co. Ltd. (b)	45,767
21,000	Tokyo Rope Manufacturing Co. Ltd. (b)	57,473
15,000	Tomoku Co. Ltd. (b)	43,738
38,000	Topy Industries Ltd. (b)	159,400
13,000	Toyo Kohan Co. Ltd. (b)	58,300
7,000	Wood One Co. Ltd. (b)	43,687
9,000	Yamato Kogyo Co. Ltd. (b)	161,906
3,000	Yushiro Chemical Industry Co. Ltd. (b)	88,499

		7,290,611

TELECOMMUNICATION SERVICES (0.0%):
36	JSAT Corp. (b)	78,574

UTILITIES (0.1%):
2,600	Okinawa Electric Power Co., Inc. (The) (b)	160,934
65,000	Saibu Gas Co. Ltd. (b)	154,063
10,000	Shizuoka Gas Co. Ltd. (b)	67,951
13,000	Tokai Corp. (b)	91,773

		474,721

		66,857,145

MALAYSIA (0.5%):
CONSUMER DISCRETIONARY (0.1%):
44,800	Aeon Co. (M) Berhad	68,702
45,800	Amway (Malaysia) Holding Berhad	80,619
301,700	DRB-Hicom Berhad	97,362
67,600	Edaran Otomobil Nasional Berhad	52,825
210,800	TAN Chong Motor Holdings Berhad	79,834

		379,342

CONSUMER STAPLES (0.1%):
193,400	Asiatic Development Berhad	120,182
114,600	Carlsberg Brewery Malaysia Berhad	169,630
76,900	Guinness Anchor Berhad	114,853
131,400	Lion Diversified Holdings Berhad	124,759
58,300	United Plantations Berhad	108,841

		638,265

ENERGY (0.0%):
260,900	Scomi Group Berhad	83,499

FINANCIALS (0.1%):
194,400	Bandar Raya Developments Berhad	51,588
577,200	IGB Corp. Berhad	184,728
223,000	Island & Peninsular Berhad	84,454
305,000	Malaysian Industrial Dev Finance	85,411
199,600	MK Land Holdings Berhad	31,142
25,800	Pacificmas Berhad	41,974
59,800	Sunway City Berhad	23,604
508,200	TA Enterprise Berhad	90,133

		593,034

HEALTH CARE (0.0%):
43,200	Top Glove Corp. Berhad	82,379

INDUSTRIALS (0.1%):
185,600	Boustead Holdings Berhad	91,575
30,500	Hume Industries-Malaysia Berhad	32,050
168,000	Lingkaran Trans Kota Holdings Berhad	127,249
135,100	Malayasian Bulk Carriers Berhad	77,107
362,200	MTD Infraperdana Berhad (b)	92,736
58,700	NCB Holdings Berhad	38,825
212,500	POS Malaysia & Services Holdings Berhad	252,766
143,700	Ranhill Berhad	54,805
356,700	Road Builder M Holdings Berhad	131,282
31,400	Tronoh Consolidated (M) Berhad	28,306
359,000	UEM World Berhad	39,735

		966,436

INFORMATION TECHNOLOGY (0.0%):
99,300	Uchi Technologies Berhad	87,396

MATERIALS (0.1%):
29,400	Batu Kawan Berherd	61,160
129,300	Lafarge Malayan Cement Berhad (b)	22,415
220,800	Lion Industries Corp. Berhad	46,521
42,800	Malaysian Oxygen Berhad	146,111
43,000	Ta Ann Holdings Berhad	64,795

		341,002

TELECOMMUNICATION SERVICES (0.0%):
337,800	Time dotCom Berhad	47,749

UTILITIES (0.0%):
124,100	Puncak Niaga Holding Berhad	86,054
115,200	Sarawak Enterprise Corp.	35,333

		121,387

		3,340,489

MEXICO (0.8%):
CONSUMER DISCRETIONARY (0.3%):
96,600	Consorcio ARA SA de CV	464,076
107,708	Corp. Interamericana de Entretenimiento SA (b)	227,405

244,000	Corporacion GEO SA de CV (b)	841,459
254,600	TV Azteca SA de CV	174,384

		1,707,324

CONSUMER STAPLES (0.2%):
184,000	Controladora Comercial Mexicana SA de CV	327,847
147,000	Embotelladoras Arca SA de CV	365,987
76,900	Gruma SA de CV	284,719
88,800	Grupo Continental SA	148,865
57,500	Grupo Industrial Maseca, SA de CV	40,210

		1,167,628

INDUSTRIALS (0.2%):
123,850	Empresas ICA Sociedad Controladora SA de CV	392,704
163,500	Grupo Aeroportuario del Sureste SA de CV	511,848
138,400	Industrias CH SA - Series B (b)	337,415

		1,241,967

MATERIALS (0.1%):
120,492	Grupo Cementos de Chihuahua SA de CV	369,475
99,800	Vitro SA de CV	125,049

		494,524

TELECOMMUNICATION SERVICES (0.0%):
14,600	Grupo Iuscaell SA de CV (b)	40,140

		4,651,583

NETHERLANDS (1.1%):
CONSUMER DISCRETIONARY (0.1%):
900	Beter Bed Holding NV	39,366
903	Gamma Holding NV	37,028
5,700	Jetix Europe NV (b)	120,226
935	Macintosh Retail Group NV	63,049
2,269	Telegraaf Media Groep NV	50,147
535	Ten Cate NV	57,299

		367,115

CONSUMER STAPLES (0.1%):
1,040	Grolsch NV	29,694
11,965	Laurus NV	47,973
5,819	Nutreco Holding NV	315,608
3,358	Sligro Food Group NV	150,346

		543,621

ENERGY (0.1%):
7,400	Core Laboratories NV (b)	329,892

FINANCIALS (0.0%):
1,128	KAS Bank NV	29,123

HEALTH CARE (0.1%):
7,501	Crucell (b)	189,564
3,396	OPG Groep NV	259,120
14,105	Pharming Group NV (b)	67,008

		515,692

INDUSTRIALS (0.5%):
5,324	Aalberts Industries NV	342,190
6,763	AM NV	83,485
1,946	Arcadis NV	68,047
1,617	Athlon Holding NV	43,949
5,006	Boskalis Westminster	340,910
4,451	Brunel International	103,832
29,395	Buhrmann NV	459,292
3,048	Draka Holding (b)	54,216
1,590	Eriks Group NV	68,001
152,816	Hagemeyer NV (b)	544,015
4,045	Heijmans NV	182,874
5,425	Imtech NV	224,105
2,480	Koninklijke BAM Groep NV	222,373
6,156	Koninklijke Vopak NV	207,855

8,090	Stork NV	360,735
4,578	United Services Group NV	234,003
4,555	Univar NV	231,610

		3,771,492

INFORMATION TECHNOLOGY (0.2%):
11,552	ASM International NV (b)	209,130
3,556	Exact Holding NV	115,790
26,383	Getronics NV	341,708
18,340	OCE NV	323,549
3,476	Ordina NV	68,840
642	Twentsche Kabel	31,981
960	Unit 4 Agresso NV (b)	15,571

		1,106,569

		6,663,504

NEW ZEALAND (0.1%):
CONSUMER DISCRETIONARY (0.0%):
29,000	Fisher & Paykel Appliances Holdings Ltd.	69,460
34,146	Warehouse Group Ltd.	90,223

		159,683

CONSUMER STAPLES (0.0%):
15,128	Sanford Ltd.	41,737

ENERGY (0.1%):
47,940	New Zealand Refining Co. Ltd. (The)	195,762

FINANCIALS (0.0%):
49,390	Tower Ltd. (b)	71,521

HEALTH CARE (0.0%):
15,246	Ryman Healthcare Ltd.	55,142

INDUSTRIALS (0.0%):
23,220	Port of Tauranga Ltd.	69,799
19,443	Waste Management NZ Ltd.	83,398

		153,197

MATERIALS (0.0%):
15,860	Nuplex Industries Ltd.	52,791
16,969	Steel & Tube Holdings Ltd.	47,166
16,541	Tenon Ltd.	38,029

		137,986

		815,028

NORWAY (0.5%):
CONSUMER DISCRETIONARY (0.0%):
4,000	Expert ASA	47,972

CONSUMER STAPLES (0.0%):
114,000	Fjord Seafood ASA (b)	85,889
4,300	Leroy Seafood Group ASA	48,337
5,000	Rieber & SON AS	37,596

		171,822

ENERGY (0.3%):
1,150	Bonheur A/S	123,652
34,212	DET Norske Oljeselskap	282,969
5,000	DOF ASA	30,828
3,400	Farstad Shipping A/S	47,934
1,625	Ganger Rolf A/S	155,054
18,500	Ocean RIG ASA (b)	244,823
4,000	Prosafe ASA	188,279
9,500	Sinvest ASA (b)	137,149
3,800	Solstad Offshore ASA	56,003
5,200	TGS Nopec Geophysical Co. ASA (b)	270,569

		1,537,260

FINANCIALS (0.0%):
31,000	Acta Holding ASA	88,575
7,600	Aktiv Kapital ASA	117,720
7,000	Sparebanken Midt-Norge	80,267

		286,562

INDUSTRIALS (0.0%):
1,500	Kongsberg Gruppen ASA	28,422
24,200	Tomra Systems ASA	191,972
3,000	Veidekke ASA	85,718

		306,112

INFORMATION TECHNOLOGY (0.2%):
13,800	EDB Business Partner ASA	110,509
5,000	Eltek ASA (b)	72,560
34,000	Fast Search & Transfer ASA (b)	124,758
13,600	Tandberg Television ASA (b)	195,828
6,400	Visma ASA	101,538
		605,193

		2,954,921

PHILIPPINES (0.1%):
CONSUMER DISCRETIONARY (0.0%):
40,000	Jollibee Foods Corp.	29,225

CONSUMER STAPLES (0.0%):
273,815	Universal Robina Corp.	100,029

ENERGY (0.0%):
1,228,000	Petron Corp.	113,332

FINANCIALS (0.0%):
1,382,000	Filinvest Land, Inc. (b)	40,921
1,794,000	Megaworld Corp. (b)	50,360
66,200	Philippine National Bank (b)	40,094

		131,375

INDUSTRIALS (0.1%):
635,000	Aboitiz Equity Ventures, Inc.	58,604
513,000	International Container Term Services, Inc. (b)	118,362

		176,966

UTILITIES (0.0%):
160,700	First Philippine Holdings Corp.	151,400

		702,327

POLAND (0.3%):
CONSUMER DISCRETIONARY (0.1%):
4,164	Debica	87,285
350	LPP SA (b)	80,158
18,538	Orbis SA	206,975
2,213	Polimex Mostostal Siedlce SA	47,163

		421,581

FINANCIALS (0.1%):
2,800	Echo Investment S.A. (b)	171,003
93,729	Getin Holding SA (b)	214,660

		385,663

HEALTH CARE (0.0%):
6,186	Farmacol SA	80,281
1,070	Polska Grupa Farmaceutyczna SA	20,319

		100,600

INDUSTRIALS (0.0%):
7,041	Budimex SA (b)	103,471
10,615	Cersanit Krasnystaw SA	53,349

		156,820

INFORMATION TECHNOLOGY (0.1%):
7,087	Prokom Software SA (b)	320,108
5,329	Softbank SA	71,193

		391,301

MATERIALS (0.0%):
3,767	Grupa Kety SA	149,779

TELECOMMUNICATION SERVICES (0.0%):
90,939	Netia SA	160,542

		1,766,286

PORTUGAL (0.1%):
CONSUMER DISCRETIONARY (0.0%):
4,016	Impresa SGPS (b)	24,495

CONSUMER STAPLES (0.0%):
6,200	Jeronimo Martins	98,606

INDUSTRIALS (0.0%):
12,446	Mota Engil SGPS SA	54,893
16,000	Teixeira Duarte - Engenharia Construcoes SA	25,077

		79,970

MATERIALS (0.1%):
3,088	Gescartao SGPS SA (b)	48,775
9,879	Semapa-Sociedade de Investimento e Gestao	89,421

		138,196

TELECOMMUNICATION SERVICES (0.0%):
12,438	SONAECOM - SGPS SA (b)	52,892

		394,159

SINGAPORE (0.4%):
CONSUMER DISCRETIONARY (0.0%):
46,000	Hotel Properties Ltd.	45,382
58,000	Osim International Ltd.	53,644
87,000	Raffles Education Corp. Ltd.	97,631
143,000	Raffles Holdings Ltd.	57,754
11,000	Robinson & Co. Ltd.	41,035

		295,446

CONSUMER STAPLES (0.0%):
11,000	Cerebos Pacific Ltd.	22,383
61,000	Singapore Food Industries Ltd.	42,126

		64,509

ENERGY (0.0%):
257,000	K1 Ventures Ltd.	52,294

FINANCIALS (0.2%):
137,000	Allgreen Properties Ltd.	108,126
248,000	Ascott Group Ltd. (The)	124,626
49,000	Guocoland Ltd.	47,435
35,000	Hong Leong Finance Ltd.	81,576
63,000	Kim Eng Holdings Ltd.	58,269
40,000	MCL Land Ltd.	42,669
124,000	United Industrial Corp. Ltd.	93,279
94,000	UOB-Kay Hian Holdings Ltd.	67,814
24,000	Wheelock Properties S Ltd.	61,561

		685,355

HEALTH CARE (0.0%):
125,000	Parkway Holdings Ltd.	181,126

INDUSTRIALS (0.1%):
177,000	Chuan Hup Holdings Ltd.	42,018
27,000	Goodpack Ltd.	31,132
99,000	Hi-P International Ltd.	106,827
63,000	Hong Leong Asia Ltd.	66,038
56,000	Hwa Hong Corp. Ltd.	20,027
73,000	Jaya Holdings Ltd.	57,615
97,000	Labroy Marine Ltd.	61,604
43,000	SBS Transit Ltd.	57,800
67,140	Sembcorp Logistics Ltd.	70,377
59,000	Straits Trading Co. Ltd.	106,591
18,000	United Engineers Ltd.	21,199

		641,228

INFORMATION TECHNOLOGY (0.1%):
15,550	Creative Technology Ltd.	128,482
35,000	Datacraft Asia Ltd. (b)	37,450
105,000	GES International Ltd.	65,390
28,000	IDT Holdings Singapore Ltd.	15,797
65,000	Jurong Technologies Industrial Corp. Ltd.	70,138
38,000	Unisteel Technology Ltd.	47,564
212,000	United Test and Assembly Center Ltd. (b)	120,915
20,000	WBL Corp. Ltd.	69,059

		554,795

MATERIALS (0.0%):
32,000	NatSteel Ltd.	30,781

		2,505,534

SOUTH AFRICA (1.2%):
CONSUMER DISCRETIONARY (0.4%):
72,947	Caxton and CTP Publishers and Printers Ltd.	186,904
9,135	City Lodge Hotels Ltd.	74,143
30,890	Ellerine Holdings Ltd.	393,179
35,515	Gold Reef Casino Resorts Ltd.	89,529
26,384	Johnnic Communications Ltd. (b)	259,500
25,000	Mr Price Group Ltd.	82,651
9,200	New Clicks Holdings Ltd.	15,208
43,986	Primedia Ltd.	121,789
27,377	Sun International Ltd.	393,719
58,372	Super Group Ltd.	125,245
3,000	Tiger Wheels Ltd.	11,158

		1,753,025

CONSUMER STAPLES (0.2%):
19,645	Afgri Ltd.	19,160
10,760	Astral Foods Ltd.	147,273
89,783	AVI Ltd.	264,919
15,200	Distell Group Ltd.	92,966
107,421	Illovo Sugar Ltd.	260,140
25,210	Rainbow Chicken Ltd.	42,715
93,876	Shoprite Holdings Ltd.	300,583
13,781	Tongaat-Hulett Group Ltd. (The)	221,995

		1,349,751

FINANCIALS (0.1%):
82,076	Alexander Forbes Ltd.	220,470
184,193	Metropolitan Holdings Ltd.	392,775
20,174	Santam Ltd.	293,464

		906,709

HEALTH CARE (0.0%):
56,665	Medi-Clinic Corp. Ltd.	181,249

INDUSTRIALS (0.2%):
124,929	Aveng Ltd.	424,381
6,600	Delta Electrical Industries	38,185
76,830	Grindrod Ltd.	177,803
47,992	Murray & Roberts Holdings Ltd.	167,391
24,146	Trencor Ltd.	86,214
9,523	Wilson Bayly Holmes-Ovcon Ltd.	76,348

		970,322

INFORMATION TECHNOLOGY (0.1%):
26,710	DataTec Ltd. (b)	97,135
291,916	Dimension Data Holdings Plc (b)	253,819
47,770	Reunert Ltd.	476,239

		827,193

MATERIALS (0.2%):
32,497	Aeci Ltd.	307,591
43,741	African Oxygen Ltd.	209,685
23,957	African Rainbow Minerals Ltd. (b)	186,128
2,787	Ceramic Industries Ltd.	66,110
4,521	Highveld Steel and Vanadium Corp. Ltd.	71,595
37,047	Iliad Africa Ltd.	78,693
50,815	Northam Platinum Ltd.	213,357
15,827	Western Areas Ltd. (b)	113,807

		1,246,966

TELECOMMUNICATION SERVICES (0.0%):
21,133	Allied Technologies Ltd.	186,545

		7,421,760

SOUTH KOREA (1.3%):
CONSUMER DISCRETIONARY (0.3%):
460	Cheil Communications, Inc.	104,231
6,300	Cheil Industries, Inc.	223,437
1,000	Daekyo Co. Ltd.	81,199
2,900	Daewoo Motor Sales Corp.	62,553
8,870	Halla Climate Control	92,904
5,940	Hotel Shilla Co. Ltd.	74,227
15,220	Hyundai Autonet Co. Ltd.	197,293
1,660	Hyundai Department Store Co. Ltd.	187,639
2,220	Korea Kumho Petrochemical	55,368
3,940	Kumho Industrial Co. Ltd.	96,018
6,810	Lotte Midopa Co. Ltd. (b)	227,752
4,200	SKC Co. Ltd. (b)	64,897
10,290	Ssangyong Motor Co. (b)	83,020
6,350	Woongjin Coway Co. Ltd.	176,810

		1,727,348

CONSUMER STAPLES (0.1%):
1,410	LG Household & Health Care Ltd.	90,656
80	Lotte Chilsung Beverage Co. Ltd.	87,110
100	Lotte Confectionery Co. Ltd.	127,761
90	Namyang Dairy Products Co. Ltd.	55,346
490	Orion Corp.	131,608
990	Samyang Corp.	57,698

		550,179

FINANCIALS (0.3%):
17,260	Daegu Bank	271,170
6,570	Daishin Securities Co. Ltd.	167,946
5,780	Dongbu Insurance Co. Ltd.	121,678
8,560	Hyundai Marine & Fire Insurance Co.	117,175
17,560	Hyundai Securities Co. (b)	291,362
5,490	Korea Investment Holdings Co. Ltd.	225,453
8,970	Korean Reinsurance Co.	93,486
6,640	LG Insurance Co. Ltd.	111,206
14,880	Pusan Bank	189,800
26,950	SK Securities Co. Ltd. (b)	40,245
9,010	Tong Yang Investment Bank (b)	98,575
14,480	Woori Investment & Securities Co. Ltd.	335,608

		2,063,704

HEALTH CARE (0.1%):
2,750	Bukwang Pharmaceutical Co. Ltd.	50,192
602	Dong-A Pharmaceutical Co. Ltd.	47,617
756	Hanmi Pharm Co. Ltd.	90,551
1,050	LG Life Sciences Ltd. (b)	55,097
871	Yuhan Corp.	156,788

		400,245

INDUSTRIALS (0.2%):
3,310	Doosan Heavy Industries and Construction Co. Ltd.	119,624
8,200	Doosan Industrial Development Co. Ltd. (b)	76,022
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	128,459
960	Hankuk Glass Industries, Inc.	39,523
790	Hyundai Elevator Co. Ltd.	57,347
1,670	Hyundai Mipo Dockyard	111,356
2,720	Korean Air Lines Co. Ltd.	84,339
7,280	LG International Corp.	171,375
2,430	LS Cable Ltd.	84,419
2,270	LS Industrial Systems Co. Ltd.	69,444
4,080	Samsung Engineering Co. Ltd.	121,431
2,662	STX Shipbuilding Co. Ltd.	46,377
4,070	Taihan Electric Wire Co. Ltd.	89,478

		1,199,194

INFORMATION TECHNOLOGY (0.0%):
4,980	Daeduck Electronics Co.	49,062

12,100	DonBPSuanam Semiconductor, Inc.	43,353
6,500	Samsung Techwin Co. Ltd.	155,034
890	Sindo Ricoh Co. Ltd.	44,117

		291,566

MATERIALS (0.3%):
1,830	DC Chemical Co. Ltd.	57,407
6,810	Dongkuk Steel Mill Co. Ltd.	136,299
720	Hanil Cement Manufacturing	56,149
4,500	Hansol Paper Co.	70,466
7,080	Hanwha Chem Corp.	116,373
6,070	Hanwha Corp.	206,467
1,800	Honam Petrochemical Corp.	105,278
3,380	Hyosung Corp.	60,464
6,580	Hyundai Hysco	89,389
8,710	INI Steel Co.	248,392
1,320	Korea Zinc Co. Ltd.	79,668
7,730	KP Chemical Corp. (b)	42,806
2,980	LG Petrochemical Co. Ltd.	67,369
3,310	Poongsan Corp.	72,083
2,470	Samsung Fine Chemicals Co. Ltd.	82,863
3,995	Ssangyong Cement Industrial Co. Ltd. (b)	51,165
2,230	Sungshin Cement Co. Ltd.	35,382
70	Taekwang Industrial Co. Ltd.	48,709
1,220	Union Steel	36,057

		1,662,786

TELECOMMUNICATION SERVICES (0.0%):
4,400	Dacom Corp. (b)	72,778

UTILITIES (0.0%):
480	Samchully Co. Ltd.	61,475

		8,029,275

SPAIN (0.4%):
CONSUMER DISCRETIONARY (0.0%):
880	Adolfo Dominguez SA	35,037
36,109	Telepizza	79,409

		114,446

CONSUMER STAPLES (0.1%):
920	Baron de Ley (b)	47,227
4,659	Campofrio Alimentacion SA	76,192
697	Pescanova SA	21,552
5,784	SOS Cuetara SA	79,622
10,207	Viscofan SA	120,418

		345,011

FINANCIALS (0.1%):
340	Banco de Andalucia SA	34,948
5,600	Banco Guipuzcoano SA	146,285
2,694	Grupo Catalana Occidente SA	308,498

		489,731

HEALTH CARE (0.1%):
5,712	Faes Farma SA	129,987
33,283	Natraceutical SA (b)	46,909
37,304	Zeltia SA (b)	271,944

		448,840

INDUSTRIALS (0.0%):
8,280	Abengoa SA	152,915
176	Construcciones y Auxiliar de Ferrocarriles SA	20,411
1,615	Elecnor-Electrificaciones del Norte SA	33,122
8,376	Europistas Concesionaria Espanola SA	51,902
710	Mecalux SA	20,936
9,697	Obrascon Huarte Lain SA	170,012
5,465	Prosegur Cia de Seguridad SA	147,340
21,386	Uralita SA	103,935

		700,573

INFORMATION TECHNOLOGY (0.0%):
3,200	Amper SA	28,616

MATERIALS (0.1%):
24,192	Ercros SA (b)	24,102
1,922	Grupo Empresarial Ence SA	68,212
1,200	Iberpapel Gestion SA	26,827
1,142	Miquel y Costas	39,059
22,221	Tubacex SA	110,962
1,330	Unipapel SA	28,134
3,665	Vidrala SA	86,833

		384,129

		2,511,346

SWEDEN (1.0%):
CONSUMER DISCRETIONARY (0.3%):
5,200	Bilia AB	106,171
4,550	Clas Ohlson AB	89,304
7,200	JM AB	369,414
3,400	Lindex AB - Redemption Shares	17,870
17,000	Lindex AB	190,344
7,300	Nobia AB	147,606
5,200	SkiStar AB	67,470
20,400	Trelleborg AB	407,114
800	TV 4 AB	22,762

		1,418,055

CONSUMER STAPLES (0.0%):
4,250	Axfood AB	116,446

ENERGY (0.0%):
7,100	Concordia Maritime AB	39,842

FINANCIALS (0.1%):
9,800	D Carnegie AB	163,301
23,300	Klovern AB	74,889
9,100	Kungsleden AB	275,703
18,400	OMX AB (b)	287,216
7,500	Wallenstam Byggnads AB	95,831

		896,940

HEALTH CARE (0.2%):
4,200	Active Biotech AB	44,260
1,550	Biacore International AB	41,652
18,600	Capio AB (b)	330,765
19,800	Elekta AB	336,455
7,500	Meda AB	105,710
2,600	Q-Med AB	80,656

		939,498

INDUSTRIALS (0.2%):
1,600	Bergman & Beving AB (b)	22,446
4,900	Cardo AB	131,674
10,800	Gunnebo AB	121,992
5,800	Haldex AB	131,792
2,765	Hexagon AB - Class B	78,422
10,200	Intrum Justitia AB (b)	95,732
3,750	Munters AB	108,674
5,000	NCC AB	105,381
4,000	Nibe Industrier AB - Class B	124,877
13,800	Observer AB	67,078
11,000	Peab AB	146,347
1,300	Sweco AB	35,448

		1,169,863

INFORMATION TECHNOLOGY (0.1%):
10,000	Boss Media AB (b)	31,746
65,000	Enea AB (b)	50,089
8,000	HIQ International AB	47,527
39,000	Industrial & Financial Systems (b)	50,860
19,000	Intentia International AB - Class B (b)	59,567
8,700	Micronic Laser Systems AB (b)	120,905

9,800	Teleca AB (b)	48,280
59,000	Telelogic AB (b)	149,219
84,000	WM-data AB - Class B	288,796

		846,989

MATERIALS (0.1%):
53,500	Boliden AB (b)	761,114
5,500	Hoganas AB	127,149

		888,263

		6,315,896

SWITZERLAND (1.7%):
CONSUMER DISCRETIONARY (0.2%):
275	Affichage Holding Genf	40,773
111	AFG Arbonia-Forster Holding AG	32,872
2,250	Charles Voegele Holding AG	214,772
181	Forbo Holding AG	44,468
60	Jelmoli Holding AG	92,105
684	Kuoni Reisen Holding (b)	320,031
390	PubliGroupe SA	114,962
915	Rieter Holding AG	301,397
432	Schweizerhall Holding AG	43,940
424	Tamedia AG	41,335
541	Valora Holding AG	104,128

		1,350,783

CONSUMER STAPLES (0.1%):
638	Barry Callebaut AG	237,110
567	Emmi AG	54,965
84	Hiestand Holding AG	71,572

		363,647

FINANCIALS (0.6%):
778	Allreal Holding AG	71,707
6,000	Baloise Holding AG	380,253
1,313	Bank Coop AG	77,048
60	Bank Sarasin & Compagnie AG	137,313
1,025	Banque Cantonale Vaudoise	332,818
713	Berner Kantonalbank	111,014
28,065	Converium Holding AG (b)	308,515
151	Generali Schweiz Holding AG	42,886
732	Helvetia Patria Holding	166,377
216	Intershop Holdings	42,250
525	Luzerner Kantonalbank	100,432
300	OZ Holding AG	21,066
7,963	PSP Swiss Property AG (b)	362,917
461	St Galler Kantonalbank	151,490
151	Swiss National Insurance Co.	78,920
3,595	Swiss Prime Site AG	171,438
966	Swissfirst AG (b)	61,221
4,161	Valiant Holding (b)	406,953
5,401	Vontobel Holding AG	194,387
1,324	Zueblin Immobilien Holding AG (b)	11,032
20	Zuger Kantonalbank AG	60,637

		3,290,674

HEALTH CARE (0.2%):
5,281	Actelion NV (b)	472,277
176	Bachem Holding AG	10,500
6,899	Berna Biotech AG (b)	76,650
570	Galenica Holding AG (b)	108,149
9,000	Phonak Holding AG	445,740
2,779	Tecan Group AG	138,287
1,313	Unilabs	43,044

		1,294,647

INDUSTRIALS (0.3%):
58	Belimo Holding AG	36,848
1,600	Bobst Group AG	67,037
1,432	Bucher Industries AG	138,931
35	Conzzeta Holding AG	49,977
16	Daetwyler Holding AG	54,594
641	Georg Fischer AG (b)	240,607

483	Kaba Holding AG - Class B	122,819
200	Komax Holding AG (b)	17,057
333	Orell Fuessli Holding AG	40,983
3,682	Saurer AG (b)	260,140
1,294	SIG Holding AG	299,429
890	Sulzer AG	533,401
532	Unique Zurich Airport (b)	99,066
60	Zehnder Group AG - Class B	86,378

		2,047,267

INFORMATION TECHNOLOGY (0.2%):
5,613	Ascom Holding AG	84,979
10,619	Kudelski SA	336,907
4,780	Micronas Semiconductor Hold (b)	162,687
124	Phoenix Mecano AG	34,927
2,187	SEZ Holding AG (b)	56,211
2,715	Unaxis Holding AG (b)	514,279

		1,189,990

MATERIALS (0.1%):
1,783	EMS-Chemie Holding AG	172,287
25	Gurit-Heberlein AG	26,074
436	Siegfried Holding AG	57,276
669	Sika AG (b)	653,245

		908,882

UTILITIES (0.0%):
121	Energiedienst Holding AG	42,555
120	Societa Elettrica Sopracenerina SA	24,411
66	Vaudoise D’electricite - Class B	66,150

		133,116

		10,579,006

TAIWAN (0.9%):
CONSUMER DISCRETIONARY (0.2%):
27,494	Altek Corp. (b)	59,663
44,000	Ambassador Hotel (The) (b)	38,854
17,340	Basso Industry Corp.	40,560
85,050	Far Eastern Department Stores Ltd. (b)	47,006
38,880	Feng TAY Enterprise Co. Ltd.	43,220
24,000	Formosa International Hotels Corp.	47,722
172,640	Formosa Taffeta Co. Ltd.	94,605
26,000	Giant Manufacturing Co. Ltd.	49,663
13,200	Johnson Health Tech Co. Ltd. (b)	64,481
62,700	Kenda Rubber Industrial Co.	27,193
9,450	Largan Precision Co. Ltd.	179,916
15,000	Merry Electronics Co. Ltd.	48,380
6,000	Nan King Tire Rubber Co. Ltd.	7,731
48,000	Nien Hsing Textile Co. Ltd.	32,616
29,375	Nien Made Enterprises	37,161
37,080	Premier Image Technology Corp. (b)	48,186
99,000	Ruentex Industries Ltd. (b)	34,876
213,000	Sampo Corp. (b)	27,546
90,000	Sanyang Industrial Co. Ltd.	33,396
169,000	Tainan Spinning Co. Ltd.	34,504
58,132	Test-Rite International Co. Ltd.	41,776
31,000	Tong Yang Industry Co. Ltd.	36,596
28,000	Tsann Kuen Enterprise Co. Ltd.	45,505

		1,121,156

CONSUMER STAPLES (0.0%):
112,000	Lien Hwa Industrial Corp.	43,313

FINANCIALS (0.1%):
57,000	Bank of Kaohsiung	28,469
189,000	Cathay Real Estate Development Co. Ltd. (b)	83,447
92,000	China Life Insurance Co. (b)	33,562
238,000	EnTie Commercial Bank (b)	68,266
260,000	Farmers Bank of China Ltd. (The) (b)	63,830

81,000	HsInc.hu International Bank	44,133
69,000	Hung Sheng Construction Co. Ltd. (b)	45,481
161,686	Prince Housing Development Corp.	43,339
249,000	TA Chong Bank Co. Ltd. (b)	67,835
262,000	Taichung Commercial Bank (b)	57,675
141,185	Tainan Business Bank (b)	46,421
51,700	Taiwan Life Insurance Co. Ltd.	67,752
243,000	The Chinese Bank (b)	27,317
131,000	Union Bank Of Taiwan (b)	37,247

		714,774

HEALTH CARE (0.0%):
26,260	Pihsiang Machinery Manufacturing Co. Ltd. (b)	38,648

INDUSTRIALS (0.1%):
247,000	BES Engineering Corp. (b)	31,325
22,000	Cheng Uei Precision Industry Co.	71,990
79,310	Continental Engineering Corp.	34,024
74,740	CTCI Corp. (b)	33,935
118,281	ET Internet Technology Corp. (b)	36,853
99,000	Evergreen International Storage & Transport Corp.	41,231
91,000	Fu Sheng Industrial Co. Ltd.	118,256
31,900	Pan-International Industrial (b)	52,942
44,000	Phoenixtec Power Co. Ltd.	46,707
53,000	Shihlin Electric & Engineering Corp.	41,822
37,000	Sincere Navigation Corp.	34,063
66,000	Taiwan Navigation Co. Ltd.	34,927
37,740	Taiwan Secom	57,552
312,000	Teco Electric and Machinery Co. Ltd. (b)	94,670
71,000	Yungtay Engineering Co. Ltd.	41,575

		771,872

INFORMATION TECHNOLOGY (0.4%):
70,000	Accton Technology Corp. (b)	39,455
135,000	Arima Computer Corp. (b)	37,496
81,000	Askey Computer Corp.	37,031
42,900	Chicony Electronics Co. Ltd.	37,009
59,000	Chin-Poon Industrial Co.	37,412
111,000	Co.mpeq Manufacturing Co. (b)	53,354
61,600	D-Link Corp.	72,913
22,400	Elite Semiconductor Memory Technology, Inc. (b)	24,059
61,000	Elitegroup Computer Systems	42,023
32,240	Everlight Electronics Co. Ltd.	86,317
94,500	Gigabyte Technology Co. Ltd.	82,264
43,576	Greatek Electronics, Inc. (b)	51,511
33,000	Ichia Technologies, Inc.	27,487
99,841	King Yuan Electronics Co. Ltd.	93,635
230,250	Kinpo Electronics	93,008
685,000	Macronix International (b)	99,313
112,270	Micro-Star International Co. Ltd. (b)	69,433
131,000	Opto Technology Corp.	46,354
42,226	Phoenix Precision Technology Corp.	108,424
121,000	Prodisc Technology, Inc.	17,050
113,400	Realtek Semiconductor Corp.	135,292
120,000	Ritek Corp.	41,522
197,000	Silicon Integrated Systems Corp. (b)	111,038
90,727	Sintek Photronic Corp. (b)	27,160
22,012	Springsoft, Inc.	34,188
117,000	Systex Corp.	35,831
26,743	Taiwan Green Point Enterprise Co. Ltd. (b)	70,092
23,093	Transcend Information, Inc. (b)	44,906
100,874	Universal Scientific Industrial Co. Ltd. (b)	36,483
101,000	Wistron Corp.	134,414

		1,826,474

MATERIALS (0.1%):
121,000	Cheng Loong Corp.	29,630
97,000	Chia Hsin Cement Corp. (b)	37,968
217,505	China Manmade Fibers (b)	58,029
171,000	China Petrochemical Development Corp. (b)	41,820
26,520	China Steel Chemical Corp.	35,086
77,000	Chun Yuan Steel Co. Ltd.	36,047
55,000	Chung HWA Pulp	19,892
67,100	Eternal Chemical Co. Ltd.	63,875
44,000	Feng Hsin Iron & Steel Co.	33,894
166,400	Goldsun Development & Construction Co. Ltd. (b)	43,560
58,300	Oriental Union Chemical Corp. (b)	38,520
37,000	Sheng Yu Steel Co. Ltd.	28,096
181,000	Shinkong Synthetic Fibers Corp. (b)	33,780
74,200	Taiwan Styrene Monomer (b)	36,943
152,000	Ton Yi Industrial Corp.	31,176
79,000	TSRC Corp.	49,723
67,100	Tung Ho Steel Enterprise Corp.	43,599
111,000	USI Corp.	32,325
214,200	Yieh Phui Enterprise	74,451
236,820	Yuen Foong Yu Paper Manufacturing Co. Ltd.	80,459

		848,873

		5,365,110

THAILAND (0.3%):
CONSUMER DISCRETIONARY (0.1%):
547,800	Asian Property Development Public Co. Ltd.	55,737
63,100	I.C.C. International Public Co. Ltd.	67,283
290,600	ITV Public Co. Ltd. (b)	82,133
18,200	Thai Stanley Electric Public Co. Ltd.	67,338
182,600	United Broadcasting Corp. Public Co. Ltd. (b)	124,329

		396,820

CONSUMER STAPLES (0.0%):
65,300	Siam Makro Public Co. Ltd.	122,479

FINANCIALS (0.2%):
497,375	Asia Plus Securities Public Co. Ltd.	65,814
536,100	Central Pattana Public Co. Ltd.	225,900
119,900	Kiatnakin Finance Public Co. Ltd.	107,824
601,700	National Finance Public Co. Ltd.	233,445

		632,983

HEALTH CARE (0.0%):
193,700	Bangkok Dusit Medical Services Public Co. Ltd.	122,929
80,000	Bumrungrad Hospital Public Co. Ltd.	66,290

		189,219

INDUSTRIALS (0.0%):
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	56,976

INFORMATION TECHNOLOGY (0.0%):
208,200	Delta Electronics Thai Public Co. Ltd.	96,825
128,700	Hana Microelectronics Public Co. Ltd.	91,763
537,100	Magnecomp Precision Technology (b)	68,725

		257,313

MATERIALS (0.0%):
2,132,000	Sahaviriya Steel Industries Pcl	61,353
211,600	Thai Plastic & Chemical Public Co. Ltd.	86,988
256,900	Vinythai Public Co. Ltd.	65,017

		213,358

TELECOMMUNICATION SERVICES (0.0%):
236,000	Shin Satellite Public Co. Ltd. (b)	86,105
872,600	TT&T Public Co. Ltd. (b)	82,058

		168,163

		2,037,311

TURKEY (0.8%):
CONSUMER DISCRETIONARY (0.4%):
5,321	Aksa Akrilik Kimya Sanayii	49,198
26,243	Anadolu Cam Sanayii AS	127,287
21,743	Beko Elektronik AS	44,821
264	Bosch Fren Sistemleri Sanyi ve Ticaret AS	45,417
514	Brisa Bridgestone Sabanci	36,033
2,223	BSH Profilo Elektrikli Gerecler Sanayii AS	49,700
30,000	Dogan Yayin Holding (b)	140,962
103,283	Hurriyet Gazetecilik AS	430,509
13,000	Kordsa Sabanci Dupont Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	64,039
61,111	Tofas Turk Otomobil Fabrik	194,518
76,390	Turk Sise ve Cam Fabrikalari AS	298,150
42,641	Vestel Elektronik Sanayi (b)	169,659

		1,650,293

CONSUMER STAPLES (0.1%):
33,643	Migros Turk TAS	372,253
78,623	Tansas Perakende Magazacilik Ticaret AS (b)	156,114
43,300	Ulker Gida Sanayi ve Ticaret AS	164,077

		692,444

FINANCIALS (0.1%):
34,242	Aksigorta AS	326,980
23,225	Anadolu Anonim Turk Sigorta Sirketi (b)	80,966
25,000	Anadolu Hayat Emeklilik AS	122,205
8,235	Turk Ekonomi Bankasi AS	180,990

		711,141

HEALTH CARE (0.0%):
7,179	Acibadem Saglik Hizmerleri ve Ticaret AS	75,626
28,076	Eczacibasi Ilac Sanayi	104,686

		180,312

INDUSTRIALS (0.1%):
2,450	Alarko Holding AS (b)	103,979
60,066	Ihlas Holding	38,694
842	Konya Cimento Sanayii AS	56,793
44,156	Trakya Cam Sanayi AS	182,379
7,462	Turk Demir Dokum Fabrikalari AS	58,248

		440,093

MATERIALS (0.1%):
19,888	Akcansa Cimento AS	150,724
5,750	Bati Cimento	31,593
34,153	Bolu Cimento Sanayii	84,380
5,627	Bursa Cimento	80,599
26,493	Cimsa Cimento Sanayi VE Tica	222,866
306	Kartonsan Karton San ve Tic AS	43,366
10,922	Mardin Cimento Sanayii ve Ticaret	58,356

		671,884

TELECOMMUNICATION SERVICES (0.0%):
25,183	Tekstil Bankasi AS	53,057

UTILITIES (0.0%):
5,197	Akenerji Elektrik Uretim AS (b)	22,253
43,988	Aygaz AS	185,019
12,270	Zorlu Enerji Elektrik Uretim AS	48,355

		255,627

		4,654,851

UNITED KINGDOM (6.8%):
CONSUMER DISCRETIONARY (1.5%):
39,223	Aga Foodservice Group Plc	226,751
22,277	Alpha Airports Group Plc	27,243
57,224	Arean Leisure Plc	40,970
21,163	Bellway Plc	432,158
6,704	Blacks Leisure Group Plc	63,590
11,301	Bloomsbury Publishing Plc	64,628
27,808	Bovis Homes Group Plc	372,716
8,349	BPP Holdings Plc	63,823
8,224	Carpetright Plc	159,234
11,306	Chrysalis Group Plc	32,178
27,959	Clinton Cards Plc	32,824
22,947	Crest Nicholson	187,762
21,772	DE Vere Group Plc	265,092
71,664	Entertainment Rights Plc (b)	44,935
5,179	Euromoney Institutional Investor Plc	48,227
18,220	Findel Plc	168,530
93,116	First Choice Holidays Plc	407,044
17,147	First Technology Plc	115,751
8,125	French Connection Group Plc	40,070
58,668	Future Plc	61,571
85,424	Game Group Plc	127,259
5,558	Games Workshop Group Plc	31,637
13,815	GCAP Media Plc	62,787
33,812	Greene King Plc	448,677
25,455	Headlam Group Plc	208,284
100,708	HMV Group Plc	330,510
9,757	Holidaybreak Plc	115,068
64,031	House Of Fraser Plc	129,559
22,235	Huntsworth Plc	35,794
14,166	Incisive Media Plc	36,790
40,455	JJB Sports Plc	123,773
10,464	John Menzies Plc	95,486
44,830	London Clubs International Plc (b)	110,245
6,715	Lookers Plc	69,876
17,104	Luminar Plc	151,514
60,034	Matalan Plc	186,078
31,308	Mccarthy & Stone Plc	390,389
9,232	Metal Bulletin Plc	45,776
145,122	MFI Furniture Plc	171,664
6,452	Millennium & Copthorne Hotels Plc	47,973
18,969	Mothercare Plc.	124,929
71,685	MyTravel Group Plc (b)	305,393
51,783	N Brown Group Plc	179,847
37,301	Pace Micro Technology Plc (b)	40,806
28,492	Pendragon Plc	260,755
56,972	Photo-Me International Plc	97,794
49,551	Redrow Plc	456,568
32,371	Restaurant Group Plc	90,259
5,920	ScS Upholstery Plc	42,859
54,898	SMG Plc	86,178
7,688	St Ives Group Plc	35,556
12,488	Stanley Leisure Plc	168,045
102,352	Taylor Nelson Sofres Plc	454,701
5,162	Ted Baker Plc	48,757
47,857	Topps Tiles Plc	187,281
6,853	Ulster Television Plc	52,112
9,775	Vardy Plc	148,578
6,702	Vitec Group Plc (The)	47,984
6,330	Wembley Plc (b)(c)	22,745

43,403	Wetherspoon (J.D.) Plc	270,217
37,047	WH Smith Plc	262,936
14,285	Wilmington Group Plc	45,357
339,266	Woolworths Group Plc	188,588
14,626	Wyevale Garden Centres Plc	137,368

		9,529,849

CONSUMER STAPLES (0.3%):
2,496	A.G. Barr Plc	42,334
64,638	Arla Foods UK Plc	72,148
24,688	Body Shop International Plc	97,491
7,117	Cranswick Plc	75,135
31,525	Dairy Crest Group Plc	277,017
26,078	Devro Plc	59,144
2,569	Greggs Plc	201,067
3,421	Hardys & Hansons Plc	44,757
29,022	Mcbride Plc	85,438
125,910	Northern Foods Plc	303,476
4,113	PZ Cussons Plc	100,670
3,561	Richmond Foods Plc	38,196
9,005	Robert Wiseman Dairies Plc	44,770
22,021	Uniq Plc	47,201
19,706	Wolverhampton & Dudley Brew Plc	435,006

		1,923,850

ENERGY (0.5%):
41,497	Abbot Group Plc	210,371
16,793	Anglo Pacific Group Plc	45,180
23,742	Burren Energy Plc	456,107
17,930	Dana Petroleum Plc (b)	317,821
8,580	Expro International Group Plc	108,360
312,657	Fortune Oil Plc (b)	29,476
18,628	Hunting Plc	106,033
8,493	James Fisher & Sons Plc	58,465
15,444	JKX Oil & Gas Plc	96,151
82,832	John Wood Group Plc	359,511
11,716	Melrose Resources Plc	87,112
19,340	Premier Oil Plc (b)	316,497
16,509	Soco International Plc (b)	239,186
9,134	Sondex Plc	44,762
30,000	UK Coal Plc (b)	78,578
23,332	Venture Production Plc (b)	263,542

		2,817,152

FINANCIALS (1.2%):
43,351	Aberdeen Asset Management Plc	126,850
24,665	Brewin Dolphin Holdings Plc	78,095
125,000	Brit Insurance Holdings Plc	207,896
61,980	Brixton Plc	499,429
20,763	Capital & Regional Plc	347,540
7,437	Charles Stanley Group Plc	47,260
14,474	CLS Holdings Plc (b)	131,177
38,584	Collins Stewart Tullett Plc	444,741
7,908	Countrywide Plc	68,505
4,982	Daejan Holdings	335,813
13,863	Derwent Valley Holdings Plc	393,070
10,261	Domestic & General Group	156,056
56,548	Egg Plc (b)	122,716
14,750	Erinaceous Group Plc	95,766
29,825	F&C Asset Management Plc	112,471
11,898	Freeport Plc	97,143
23,061	Grainger Trust Plc	236,689
41,729	Great Portland Estates Plc	311,383
50,000	Guiness Peat Group Plc	73,064
5,000	Helical Bar Plc	32,218
238,575	Henderson Group Plc (b)	335,256
94,783	Hiscox Plc	391,993
872	Intermediate Capital Group Plc	21,855
31,692	Jardine Lloyd Thompson Group Plc	258,190
7,004	Kensington Group Plc	133,930
24,757	Kiln Plc	39,854

80,779	London Merchant Securities Plc	369,999
30,853	London Scottish Bank Plc	52,960
15,625	Marylebone Warwick Balfour Group Plc	40,787
8,244	Mckay Securities Plc	43,993
21,090	Minerva Plc	108,605
13,494	Mucklow (A & J) Group Plc	96,252
300	Rathbone Brothers	5,763
15,511	Savills Plc	289,428
32,455	Shaftesbury Plc	285,189
20,664	ST Modwen Properties Plc	171,287
6,430	Town Centre Securities Plc	53,986
34,395	Unite Group Plc	237,384
6,081	Warner Estate Holdings Plc	75,718
41,464	Workspace Group Plc	231,040

		7,161,351

HEALTH CARE (0.2%):
10,925	Acambis Plc	38,089
23,178	Alizyme Plc (b)	59,369
7,640	Axis-Shield Plc (b)	38,697
4,293	Bespak Plc	47,154
10,601	Cambridge Antibody Technology Group Plc (b)	128,887
8,149	Care U.K. Plc	68,164
5,973	Corin Group Plc	33,946
13,167	Gyrus Group Plc (b)	96,379
8,255	Huntleigh Technology Plc	45,740
54,293	iSOFT Group Plc	177,701
3,624	Isotron Plc	39,065
14,705	Nestor Healthcare Group Plc	29,296
65,933	Oxford Biomedica Plc	36,943
192,981	Skyepharma Plc (b)	152,756
54,276	SSL International Plc	302,430
43,438	Vernalis Plc (b)	61,814

		1,356,430

INDUSTRIALS (2.0%):
63,284	Aggreko Plc	310,127
23,058	Alfred Mcalpine Plc	174,520
87,704	Ashtead Group Plc (b)	302,654
23,379	Atkins WS Plc	307,739
76,299	Avis Europe Plc (b)	103,826
47,470	Babcock International Group	209,198
73,858	Bodycote International	310,380
27,256	BSS Group Plc	167,023
20,638	BTG Plc (b)	76,542
4,396	Business Post Group Plc	27,994
49,893	Carillion Plc	277,563
34,206	Charter Plc (b)	376,632
4,667	Chemring Group Plc	80,775
38,662	Chloride Group	70,319
52,215	Christian Salvesen Plc	60,139
2,754	Clarkson Plc	42,056
27,294	Communisis Plc	35,078
45,221	Cookson Group Plc (b)	376,453
43,339	Costain Group Plc (b)	37,196
39,957	Davis Service Group Plc	355,376
40,487	De La Rue Plc	334,883
17,282	Domino Printing Sciences	78,390
34,319	easyJet Plc (b)	229,534
103,824	Enodis Plc (b)	276,098
17,159	Fenner Plc	55,779
117,465	FKI Plc	267,450
13,270	Forth Ports Plc	393,724
38,187	Galliford Try Plc	74,889
10,109	Go-Ahead Group Plc	322,953
21,037	Helphire Plc	133,871
17,525	Homeserve Plc	446,713
26,823	Interserve Plc	170,334

28,289	Intertek Group Plc	379,163
1,295,248	Invensys Plc (b)	495,353
38,467	John Laing Plc	218,104
9,692	Johnson Group Cleaners Plc	79,864
10,924	Keller Group Plc	79,912
8,514	Kier Group Plc	217,325
3,333	M.J. Gleeson Group Plc	21,566
73,933	Michael Page International Plc	350,806
64,668	Mitie Group	215,108
73,164	Morgan Crucible Co. (b)	329,263
6,436	Morgan Sindall Plc	124,672
16,232	Mouchel Parkman Plc	86,187
27,575	Mowlem Plc	110,240
17,780	Northgate Plc	343,784
200,767	Regus Group Plc (b)	385,692
7,755	Ricardo Plc	41,866
4,544	Rok Property Solutions Plc	40,717
48,653	RPS Group Plc	151,451
48,494	Senior Plc	54,344
3,127	Severfield-Rowen Plc	58,682
55,216	Shanks Group Plc	166,970
29,368	SIG Plc	425,752
6,322	Speedy Hire Plc	100,479
16,818	Spirax-Sarco Engineering Plc	278,964
77,807	Stanelco Plc (b)	21,452
22,970	TDG Plc	89,685
16,341	Ultra Electronics Holdings Plc	287,765
10,108	Umeco Plc	88,911
36,133	VT Group Plc	274,767
51,005	Weir Group Plc (The)	390,127
25,456	Whatman Plc	129,503
15,256	Wincanton Plc	95,659
8,449	WSP Group Plc	58,313

		12,678,654

INFORMATION TECHNOLOGY (0.6%):
56,872	Anite Group Plc (b)	76,125
20,140	Autonomy Corp. Plc (b)	148,315
3,547	Aveva Group Plc	65,554
16,337	Computacenter Plc	77,082
2,549	Detica Group Plc	58,672
3,423	Diploma Plc	45,514
11,172	Filtronic Plc	31,200
10,119	Gresham Computing Plc (b)	17,370
108,988	Halma Plc	362,531
37,129	Imagination Technologies Group Plc (b)	46,231
65,271	Innovation Group Plc (b)	37,153
33,832	Intec Telecom Systems Plc	43,480
18,059	Laird Group Plc	141,342
88,851	Misys Plc (b)	385,241
24,499	Morse Plc	54,255
152,436	Northgate Information Solutions Plc (b)	233,190
73,007	Premier Farnell Plc	269,793
39,282	Psion Plc	133,460
6,250	Renishaw Plc	96,499
13,819	RM Plc	44,861
20,874	Rotork Plc	265,483
4,749	Royalblue Group Plc	66,608
10,691	SDL Plc	41,742
24,624	Spectris Plc	294,780
170,913	Spirent Plc (b)	156,569
4,849	Surfcontrol Plc (b)	48,970
16,456	Telent Plc	115,038
35,484	TT Electronics Plc	107,302
14,049	Wolfson Microelectronics Plc (b)	100,898
10,220	Xaar Plc	57,674
88,372	Xansa Plc	151,300

		3,774,232

MATERIALS (0.3%):
34,340	Croda International	295,645
21,260	Delta Plc	45,002
119,309	DS Smith Plc	388,374
5,739	Dyson Group Plc	30,600
107,465	Elementis Plc	147,191
50,665	Ennstone Plc	37,175
10,000	Hill & Smith Holdings Plc	36,910
33,489	Marshalls Plc	186,156
23,225	RPC Group Plc	112,989
22,798	Victrex Plc	316,312
30,967	Yule Catto & Co. Plc	140,464

		1,736,818

TELECOMMUNICATION SERVICES (0.1%):
166,911	Colt Telecom Group Plc (b)	177,397
56,498	Kingston Communications Plc	69,344
333,263	THUS Group Plc (b)	88,921

		335,662

UTILITIES (0.1%):
2,570	Bristol Water Group Plc	38,789
26,617	Viridian Group Plc (b)	445,053

		483,842

		41,797,840

UNITED STATES (47.5%):
CONSUMER DISCRETIONARY (7.0%):
3,069	1-800 Contacts, Inc. (b)	40,357
6,700	1-800-Flowers.com, Inc. - Class A (b)	44,019
3,000	4Kids Entertainment, Inc. (b)	51,510
14,200	99 Cents Only Stores (b)	148,248
7,500	Aaron Rents, Inc.	180,375
4,730	AC Moore Arts & Crafts, Inc. (b)	71,754
5,300	Advo, Inc.	174,264
8,600	Aeropostale, Inc. (b)	259,978
6,800	AFC Enterprises	107,304
5,300	Aftermarket Technology Corp. (b)	112,042
5,000	Alderwoods Group, Inc.	86,400
9,732	Alliance Gaming Corp. (b)	148,024
6,826	Alloy, Inc.	19,181
4,270	Ambassadors Group, Inc.	115,504
2,894	America’s Car Mart, Inc. (b)	53,973
8,400	American Axle & Manufacturing Holdings, Inc.	156,156
10,100	American Greetings Corp.	206,141
9,700	Ameristar Casinos, Inc.	218,153
5,300	Arbitron, Inc.	210,410
3,000	Arctic Cat, Inc.	69,960
11,300	ArvinMeritor, Inc.	197,185
7,600	Asbury Automotive Group, Inc. (b)	136,800
2,707	Audiovox Corp.	40,497
7,220	Aztar Corp. (b)	222,809
2,600	Bally Total Fitness Holding Corp.	20,488
1,600	Bandag, Inc.	71,392
1,700	Bassett Furniture Industries, Inc.	33,150
1,300	Beasley Broadcasting Group, Inc. - Class A (b)	17,875
23,700	Big Lots, Inc. (b)	316,869
5,100	BJ’s Restaurants, Inc. (b)	128,928
399	Blair Corp.	16,586
22,290	Blockbuster, Inc.- Class A	92,058
13,600	Blockbuster, Inc.- Class B	51,136
6,400	Blount International, Inc. (b)	102,720
7,100	Bluegreen Corp. (b)	114,452
7,600	Blyth, Inc.	164,920
5,750	Bob Evans Farms, Inc.	153,525
2,600	Bon-Ton Stores, Inc. (The)	54,782

3,600	Brown Shoe Co., Inc.	162,072
2,510	Building Material Holding Corp.	198,717
5,800	Burlington Coat Factory Warehouse Corp.	259,144
26,000	Cabela’s, Inc.	453,700
3,600	Cache, Inc. (b)	64,944
2,100	California Coastal Communities, Inc. (b)	82,593
4,200	California Pizza Kitchen, Inc. (b)	137,424
13,300	Callaway Golf Co.	203,224
2,400	Carmike Cinemas, Inc.	54,984
5,100	Carter’s, Inc. (b)	346,749
7,490	Casual Male Retail Group, Inc. (b)	56,400
8,800	Catalina Marketing Corp.	196,680
6,150	Cato Corp. (The)	132,779
6,401	CEC Entertainment, Inc. (b)	230,564
12,400	Champion Enterprises, Inc. (b)	170,004
3,459	Charles & Colvard Ltd.	50,947
5,583	Charlotte Russe Holding, Inc. (b)	91,450
24,799	Charming Shoppes (b)	301,556
5,000	Childrens Place (b)	218,950
7,300	Christopher & Banks Corp.	144,467
24,100	Citadel Broadcasting Corp. (b)	296,430
9,700	CKE Restaurants, Inc.	151,805
14,961	Coldwater Creek, Inc. (b)	305,204
900	Columbia Sportswear Co.	46,485
5,901	Conn’s, Inc. (b)	256,575
10,300	Cooper Tire & Rubber Co.	154,397
17,800	Corinthian Colleges, Inc. (b)	225,704
5,200	Cost Plus, Inc. (b)	101,660
8,100	Cox Radio, Inc. (b)	114,210
3,195	Crown Media Holdings, Inc.	29,170
9,400	CSK Auto Corp. (b)	152,280
500	CSS Industries, Inc. (b)	13,000
10,699	Cumulus Media, Inc. - Class A (b)	141,334
3,413	dELiA*s, Inc.	31,741
13,600	DeVry, Inc. (b)	312,664
2,723	Dixie Group, Inc. (b)	35,399
1,400	Dover Downs Gaming & Entertainment, Inc.	22,106
1,200	Dover Motorsports, Inc.	7,368
6,200	Dress Barn, Inc. (b)	286,068
4,400	Drew Industries, Inc. (b)	165,660
21,731	Drugstore.Com (b)	70,626
32,100	Education Management Corp.	982,901
9,100	Emmis Communications Corp. - Class A (b)	161,889
7,100	Entercom Communications Corp. (b)	214,349
11,500	Entravision Communications Corp. - Class A (b)	81,650
7,180	Escala Group, Inc.	206,281
6,500	Ethan Allen Interiors, Inc.	276,315
8,200	Finish Line - Class A	147,190
12,100	Fleetwood Enterprises, Inc. (b)	143,990
13,271	Fossil, Inc. (b)	314,523
7,400	Fred’s, Inc.	117,512
8,600	Furniture Brands International, Inc.	206,916
6,197	Gamestop Corp.	249,801
1,000	Gaylord Entertainment Co.	43,000
72,100	Gemstar-TV Guide International, Inc. (b)	237,930
4,400	Genesco, Inc. (b)	171,380
8,000	Gray Television, Inc.	70,880
5,300	Group 1 Automotive, Inc. (b)	182,744
6,900	GSI Commerce, Inc. (b)	116,403
8,300	Guess?, Inc. (b)	352,169
4,800	Guitar Center, Inc. (b)	257,664

7,800	Gymboree Corp. (b)	192,192
4,000	Handleman Co.	47,520
13,700	Harris Interactive, Inc. (b)	73,569
38,000	Harte-Hanks, Inc.	1,078,439
8,700	Hartmarx Corp. (b)	74,124
3,500	Haverty Furniture Co., Inc.	52,010
5,950	Hibbett Sporting Goods, Inc. (b)	182,368
14,600	Hollinger International, Inc. - Class A	131,984
7,900	Hot Topic, Inc. (b)	113,444
5,498	Iconix Brand Group, Inc.	73,398
3,700	Ihop Corp.	181,929
9,538	Insight Enterprises, Inc. (b)	199,440
10,890	Interface, Inc. (b)	102,366
6,538	Isle of Capri Casinos, Inc. (b)	186,006
4,829	J Jill Group, Inc. (The) (b)	93,151
7,200	Jack in the Box, Inc. (b)	286,272
2,200	Jackson Hewitt Tax Service, Inc.	55,572
5,793	Jakks Pacific, Inc. (b)	131,559
6,450	Jarden Corp. (b)	158,928
5,400	Jo-Ann Stores, Inc. (b)	70,902
2,900	JOS A Bank Clothiers, Inc. (b)	148,683
8,100	Journal Register Co. (b)	115,101
4,545	K-Swiss, Inc. - Class A	143,849
10,200	K2, Inc. (b)	121,380
4,400	Kellwood Co.	106,524
2,900	Kenneth Cole Productions, Inc. - Class A	77,836
3,772	Keystone Automotive Industries, Inc. (b)	143,487
4,700	Kimball International, Inc. - Class B	66,082
14,300	Krispy Kreme Doughnuts, Inc. (b)	92,950
10,000	La-Z-Boy, Inc.	163,400
3,100	Lakes Entertainment, Inc. (b)	31,000
4,200	Landry’s Restaurants, Inc.	128,688
3,930	Levitt Corp. - Class A	95,971
2,300	Libbey, Inc.	25,162
3,322	Liberty Corp.	157,330
1,700	Life Time Fitness, Inc.	65,603
1,624	Lifetime Brands, Inc.	35,484
5,200	Lin TV Corp. - Class A (b)	53,196
8,700	Linens ‘N Things, Inc. (b)	240,207
3,000	Lithia Motors, Inc. - Class A	91,290
9,100	LKQ Corp. (b)	204,659
3,317	Lodgenet Entertainment Corp. (b)	44,746
5,600	Lodgian, Inc. (b)	72,520
3,900	Lone Star Steakhouse & Saloon, Inc.	105,651
5,400	Luby’s, Inc. (b)	78,840
2,800	M/I Homes, Inc.	111,608
3,500	Marcus Corp.	84,245
4,300	MarineMax, Inc. (b)	135,321
4,000	Martha Stewart Living Omnimedia - Class A (b)	72,840
21,693	Matthews International Corp. - Class A	811,101
7,100	Maytag Corp.	122,262
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.	61,426
3,800	Media General, Inc. - Class A	181,830
17,887	Mediacom Communications Corp. - Class A (b)	107,501
9,300	Men’s Wearhouse, Inc. (b)	317,781
3,100	Midas, Inc. (b)	59,210
4,800	Mikohn Gaming Corp. (b)	36,048
6,700	Modine Manufacturing Co.	181,570
5,500	Monaco Coach Corp.	74,470
3,518	Movado Group, Inc.	66,455

5,800	Movie Gallery, Inc.	31,610
7,000	MTR Gaming Group, Inc. (b)	70,490
6,293	Multimedia Games, Inc. (b)	59,784
6,300	Nautilus, Inc.	103,005
9,000	NetFlix, Inc. (b)	247,950
1,500	Noble International Ltd.	31,665
6,050	Nutri/System, Inc. (b)	295,845
5,233	O’Charleys, Inc. (b)	90,583
12,900	Oakley, Inc.	201,885
4,500	Orleans Homebuilders, Inc.	77,445
2,684	Outdoor Channel Holdings, Inc.	39,965
3,400	Overstock.com, Inc. (b)	81,430
3,300	Oxford Industries, Inc.	149,853
5,744	Palm Harbor Homes, Inc. (b)	121,773
4,000	Pantry, Inc. (The) (b)	218,960
5,600	Papa John’s International, Inc. (b)	194,488
14,000	Payless Shoesource, Inc. (b)	341,040
8,900	PEP Boys-Manny Moe & Jack	138,840
2,200	Perry Ellis International, Inc. (b)	44,682
4,800	Petmed Express, Inc. (b)	84,768
4,200	PF Chang’s China Bistro, Inc. (b)	215,292
7,850	Phillips-Van Heusen	283,621
16,000	Pier 1 Imports, Inc.	173,120
8,300	Pinnacle Entertainment, Inc. (b)	239,206
6,500	Playboy Enterprises, Inc. - Class B (b)	97,110
3,100	Pre-Paid Legal Services, Inc.	118,389
50,000	Prestige Brands Holdings, Inc.	621,500
7,300	Priceline.com, Inc. (b)	160,965
37,600	Primedia, Inc. (b)	75,576
1,296	Proliance International, Inc. (b)	6,610
5,796	ProQuest Co. (b)	172,431
2,600	Provide Commerce, Inc. (b)	87,516
11,900	Quantum Fuel Systems Technologies Worldwide, Inc. (b)	59,500
15,900	Radio One, Inc. (b)	174,264
3,600	Radio One, Inc. - Class A (b)	39,168
6,720	Rare Hospitality International, Inc. (b)	212,016
4,339	RC2 Corp. (b)	151,301
4,600	RCN Corp.	112,700
17,200	Readers Digest Association., Inc.	273,308
3,000	Red Robin Gourmet Burgers, Inc. (b)	119,070
10,144	Regent Communications, Inc. (b)	50,416
39,400	Regis Corp.	1,526,749
28,524	Rent-A -Center, Inc.	584,742
7,500	Restoration Hardware, Inc. (b)	39,225
9,300	Retail Ventures, Inc. (b)	120,249
11,900	Ruby Tuesday, Inc.	340,459
4,100	Russ Berrie & Co., Inc.	51,906
6,300	Russell Corp.	96,264
9,824	Ryan’s Restaurant Group, Inc. (b)	128,400
4,300	Saga Communications, Inc. - Class A (b)	43,301
5,116	Salem Communications Corp. (b)	78,479
16,000	Sauer-Danfoss, Inc.	333,760
7,590	Scholastic Corp. (b)	228,080
5,900	Select Comfort Corp. (b)	162,840
4,200	Shiloh Industries, Inc. (b)	61,362
3,300	Shoe Carnival, Inc. (b)	79,002
5,800	Shuffle Master, Inc. (b)	147,320
8,402	Sinclair Broadcast Group, Inc.	66,880
20,500	Six Flags, Inc. (b)	238,005
5,100	Skechers U.S.A., Inc. - Class A (b)	98,685
600	Skyline Corp. (b)	24,516
4,900	Sonic Automotive, Inc.	115,297
9,600	Sotheby’s Holdings - Class A (b)	190,944

11,800	Source Interlink Cos., Inc. (b)	131,570
9,000	Spanish Broadcasting System, Inc. - Class A (b)	50,940
8,500	Speedway Motorsports, Inc.	303,960
5,000	Sports Authority, Inc. (The) (b)	183,600
5,100	Stage Stores, Inc. (b)	151,419
5,000	Stamps.com, Inc. (b)	142,550
6,700	Steak N Shake Co. (The) (b)	122,878
8,500	Stein Mart, Inc.	140,930
1,700	Steinway Musical Instruments, Inc. (b)	50,048
3,167	Steven Madden Ltd. (b)	96,372
20,300	Stewart Enterprises, Inc. - Class A	112,462
2,600	Strayer Education, Inc.	230,256
7,600	Stride Rite Corp.	109,972
8,000	Sturm Ruger & Co., Inc.	56,640
4,400	Sunterra Corp. (b)	63,140
6,300	Superior Industries International, Inc.	146,160
800	Syms Corp. (b)	12,376
1,300	Syntax-Brillian Corp.	6,201
7,700	Systemax, Inc. (b)	55,748
10,200	Talbots, Inc.	284,274
10,800	Technical Olympic USA, Inc.	245,160
8,800	Tenneco Automotive, Inc. (b)	193,160
3,000	Thomas Nelson, Inc.	77,100
9,206	Thor Industries, Inc.	392,636
16,100	Timberland Co. (b)	562,856
15,100	Tivo, Inc. (b)	83,201
6,400	Too, Inc. (b)	185,152
6,200	Tractor Supply Co. (b)	316,696
7,200	Trans World Entertainment (b)	37,728
4,400	Triarc Cos., Inc. - Class A	78,452
800	Triple Crown Media, Inc.	6,120
6,900	Tuesday Morning Corp.	146,832
10,000	Tupperware Corp.	222,000
1,700	Unifirst Corp.	59,092
7,700	United Auto Group, Inc.	294,910
2,700	United Retail Group, Inc.	41,823
3,208	Universal Electronics, Inc. (b)	57,584
30,600	Universal Technical Institute, Inc. (b)	1,118,429
7,500	Vail Resorts, Inc. (b)	227,925
9,253	Valuevision Media, Inc. - Class A (b)	113,349
1,900	Vertrue, Inc. (b)	82,194
24,170	Visteon Corp.	126,893
8,755	Warnaco Group, Inc. (The) (b)	217,299
8,700	WCI Communities, Inc. (b)	239,598
5,000	West Marine, Inc. (b)	65,000
8,700	Wet Seal, Inc. (The) (b)	43,674
500	William Lyon Homes, Inc. (b)	51,355
8,970	Wilsons The Leather Experts, Inc. (b)	30,498
5,720	Winnebago Industries, Inc.	179,093
6,300	WMS Industries, Inc. (b)	164,997
10,800	Wolverine World Wide, Inc.	259,740
4,000	World Wrestling Entertainment, Inc.	58,600
7,400	Yankee Candle Co., Inc.	185,740

		43,383,113

CONSUMER STAPLES (2.1%):
20,200	Alliance One International, Inc.	90,092
3,600	American Italian Pasta Co. - Class A	13,140
2,400	Boston Beer Co., Inc. (b)	62,160
9,284	Casey’s General Stores, Inc.	236,278
3,300	Central European Distribution Corp. (b)	126,918

23,200	Central Garden and Pet Co. (b)	1,150,256
3,300	Chattem, Inc. (b)	132,165
8,000	Chiquita Brands International, Inc.	144,880
14,600	Darling International, Inc. (b)	65,262
6,500	Delta & Pine Land Co.	153,010
5,702	Elizabeth Arden, Inc. (b)	120,540
11,300	Flowers Foods, Inc.	310,863
7,100	Great Atlantic & Pacific Tea Co. (b)	221,733
1,670	Green Mountain Coffee Roasters, Inc. (b)	63,961
64,888	Hain Celestial Group, Inc. (b)	1,512,539
600	Ingles Markets, Inc.	9,654
4,230	Inter Parfums, Inc.	79,524
4,474	J&J Snack Foods Corp.	135,473
1,600	John B. Sanfilippo & Son, Inc. (b)	21,008
32,000	Lancaster Colony Corp.	1,327,040
6,400	Lance, Inc.	138,624
7,600	Longs Drug Stores Corp.	265,924
4,500	M&F Worldwide Corp. (b)	69,210
1,300	Maui Land & Pineapple Co., Inc.	50,570
1,900	MGP Ingredients, Inc.	34,979
2,700	Nash Finch Co.	79,920
7,600	National Beverage Corp.	65,588
3,160	Natures Sunshine Prods, Inc.	55,806
28,000	NBTY, Inc.	579,320
44,489	Nu Skin Enterprises, Inc.	865,756
1,900	Parlux Fragrances, Inc. (b)	63,574
9,100	Pathmark Stores, Inc. (b)	98,826
3,300	Peet’s Coffee & Tea, Inc. (b)	101,706
9,181	Performance Food Group Co. (b)	253,120
16,345	Playtex Products, Inc. (b)	219,350
6,900	Pricesmart, Inc. (b)	56,028
6,400	RalCorp. Holdings, Inc.	251,520
600	Reliv International, Inc.	9,576
48,300	Revlon, Inc. - Class A (b)	167,118
9,100	Ruddick Corp.	210,301
3,584	Sanderson Farms, Inc.	100,352
7,300	Smart & Final, Inc. (b)	99,280
5,200	Spartan Stores, Inc. (b)	61,724
21,200	Sprectrum Brands, Inc.	400,892
15,156	Star Scientific, Inc. (b)	47,741
39,200	Tootsie Roll Industries, Inc.	1,138,760
8,500	Topps Co., Inc. (The)	65,790
7,400	United Natural Foods, Inc. (b)	239,242
4,200	Universal Corp.	198,450
3,000	USANA Health Sciences, Inc. (b)	120,330
7,960	Vector Group Ltd.	144,633
19,449	WD-40 Co.	610,893
5,100	Weis Markets, Inc.	213,945
6,277	Wild Oats Markets, Inc. (b)	75,889

		13,131,233

ENERGY (2.9%):
6,700	Abraxas Petroleum Corp.	46,699
5,400	American Oil & Gas, Inc.	24,138
1,500	Arena Resources, Inc.	51,345
4,281	Atlas America, Inc. (b)	300,740
5,000	ATP Oil & Gas Corp. (b)	212,750
3,200	Atwood Oceanics, Inc. (b)	310,816
3,600	Berry Petroleum Co.	286,056
10,700	Brigham Exploration Co. (b)	131,931
5,300	Callon Petroleum Co. (b)	100,276
3,900	CARBO Ceramics, Inc.	262,743
4,900	Carrizo Oil & Gas, Inc. (b)	141,414
9,352	Cheniere Energy, Inc. (b)	363,606
2,606	Clayton Williams Energy, Inc. (b)	142,366
24,000	Comstock Resources, Inc. (b)	768,000
1,900	Dawson Geophysical Co.	61,275
9,000	Delta Petroleum Corp. (b)	222,390

4,100	Dril-Quip, Inc. (b)	258,177
4,100	Edge Petroleum Corp. (b)	135,997
19,050	Encore Acquisition Co. (b)	688,658
15,800	Endeavour International Corp. (b)	53,088
20,100	Energy Partners Ltd. (b)	564,207
9,200	Frontier Oil Corp.	435,988
3,795	FX Energy, Inc.	22,466
13,700	Gasco Energy, Inc. (b)	97,270
3,350	Giant Industries, Inc. (b)	234,132
4,100	Goodrich Petroleum Corp. (b)	117,219
35,454	Grey Wolf, Inc. (b)	311,995
2,646	Gulf Island Fabrication, Inc.	74,167
5,063	Gulfmark Offshore, Inc. (b)	165,864
16,700	Hanover Co.mpressor Co. (b)	276,552
8,890	Harvest Natural Resources, Inc. (b)	84,722
5,400	Holly Corp.	397,440
1,200	Hornbeck Offshore Services, Inc.	47,736
5,497	Houston Exploration Co. (b)	341,309
3,400	Hydril (b)	279,990
21,563	Input/Output, Inc. (b)	169,701
9,000	KCS Energy, Inc. (b)	261,270
12,300	Key Energy Services, Inc. (b)	194,340
10,701	KFX, Inc. (b)	214,983
5,400	Lone Star Technologies, Inc. (b)	307,260
2,000	Maritrans, Inc. (b)	52,540
600	Markwest Hydrocarbon, Inc.	14,400
2,900	Matrix Service Co.	31,001
8,900	Maverick Tube Corp. (b)	425,865
4,600	McMoRan Exploration Co. (b)	93,472
20,200	Meridian Resource Corp. (b)	101,202
500	Mitcham Industries, Inc.	12,770
1,800	NATCO Group, Inc. - Class A	52,056
1,300	Natural Gas Services Group, Inc.	31,057
18,777	Newpark Resources (b)	170,683
4,100	NS Group, Inc. (b)	185,320
5,800	Oceaneering International, Inc. (b)	344,578
4,500	Offshore Logistics, Inc. (b)	161,550
9,800	Oil States International, Inc. (b)	400,820
6,500	Parallel Petroleum Corp. (b)	137,345
17,950	Parker Drilling Co. (b)	215,041
3,500	Penn Virginia Corp.	228,970
12,000	PetroHawk Energy Corp. (b)	192,000
3,800	Petroleum Development Corp. (b)	162,868
5,500	Remington Oil & Gas Corp. (b)	246,400
14,700	Rentech, Inc.	78,204
3,600	Resource America, Inc. - Class A	64,836
11,700	RPC, Inc.	387,153
4,800	SEACOR Holdings, Inc. (b)	356,544
7,100	St Mary Land & Exploration Co.	309,844
5,200	Stone Energy Corp. (b)	260,052
32,300	Superior Energy Services, Inc. (b)	876,945
5,800	Swift Energy Co. (b)	286,636
11,200	Syntroleum Corp. (b)	127,120
6,450	Tetra Technologies, Inc. (b)	255,936
12,900	Transmeridian Exploration Inc.	80,625
10,130	Transmontaigne, Inc. (b)	90,258
4,300	Tri-Valley Corp. (b)	37,281
6,500	Universal Compression Holdings, Inc. (b)	312,000
13,800	USEC, Inc.	211,002
13,300	Vaalco Energy, Inc. (b)	81,130
6,900	Veritas DGC, Inc. (b)	310,914
5,400	W-H Energy Services, Inc. (b)	260,712
1,700	Westmoreland Coal Co. (b)	44,115
19,700	Whiting Petroleum Corp. (b)	912,109
4,800	World Fuel Services Corp.	165,408

		17,929,838

FINANCIALS (7.7%):
3,900	1st Source Corp.	103,077
13,800	21st Century Insurance Group	224,112
6,600	Acadia Realty Trust	140,778
4,200	Accredited Home Lenders Holding Co. (b)	220,626
3,283	ACE Cash Express, Inc. (b)	86,277
2,010	Advanta Corp. - Class A	65,325
3,400	Advanta Corp. - Class B	117,674
8,100	Affordable Residential Communities, Inc.	76,869
1,300	Agree Realty Corp.	38,870
3,300	Alabama National Bancorp	229,416
800	Alexander’s, Inc. (b)	197,480
3,700	Alexandria Real Estate Equities, Inc.	326,525
14,918	Alfa Corp.	253,457
3,200	Alleghany Corp.	928,799
4,700	Amcore Financial, Inc.	142,551
4,100	American Campus Communities, Inc.	101,680
1,800	American Equity Investment Life Holding Co.	25,290
2,238	American Physicians Capital, Inc. (b)	109,438
2,682	AmericanWest BanCorp	65,736
1,933	Ameris BanCorp	39,704
4,200	AMLI Residential Properties Trust	159,096
3,968	Anchor Bancorp Wisconsin, Inc.	123,524
5,468	Argonaut Group, Inc. (b)	194,387
8,200	Ashford Hospitality Trust, Inc.	100,368
2,920	Asta Funding, Inc.	89,556
400	Atlantic Coast Federal	5,768
5,000	Banc Corp. (The) (b)	57,000
1,300	Bancfirst Corp.	108,108
300	Bancorpsouth, Inc.	6,912
3,300	Bank of the Ozarks, Inc.	120,252
10,300	BankAtlantic Bancorp, Inc.	144,200
5,700	Bankunited Financial Corp. - Class A	160,170
2,320	Banner Corp.	74,681
3,100	Bedford Property Investors	71,920
3,100	Beverly Hills Bancorp, Inc.	33,015
8,100	BioMed Realty Trust, Inc.	217,323
5,420	Boston Private Financial Holdings, Inc.	165,527
3,900	Boykin Lodging Co. (b)	50,700
1,230	BPS&T Bancshares, Inc.	26,789
14,996	Brandywine Realty Trust	471,624
7,500	Bristol West Holdings, Inc.	136,875
10,177	Brookline Bancorp, Inc.	152,553
900	Camden National Corp.	32,850
1,374	Capital Corp of the West	46,950
2,600	Capitol BanCorp Ltd.	115,440
5,500	Cardinal Financial Corp. (b)	64,735
6,400	Cash America International, Inc.	169,536
22,010	Cathay General Bancorp	785,977
7,000	Cedar Shopping Centers, Inc.	103,530
3,200	Center Financial Corp.	77,632
1,870	Central Coast BanCorp	46,806
5,700	Central Pacific Financial Corp.	209,760
4,880	Ceres Group, Inc. (b)	27,328
4,538	Chemical Financial Corp.	142,720
8,900	Chittenden Corp.	252,493
8,300	Citizens Banking Corp.	230,906
800	Citizens First BanCorp, Inc.	20,541
9,523	Citizens, Inc. (b)	50,853
3,926	City Holding Co.	146,283

4,100	Clark, Inc.	54,161
11,900	CNA Surety Corp. (b)	191,471
1,200	Cohen & Steers, Inc.	25,692
6,000	Colonial Properties Trust	277,320
3,345	Columbia Banking System, Inc.	107,876
8,600	Commercial Net Lease Realty, Inc.	197,198
4,900	Community Bank System, Inc.	113,974
3,767	CompuCredit Corp. (b)	151,283
6,550	Corporate Office Properties Trust	265,210
4,820	Corus Bankshares, Inc.	309,492
8,932	Cousins Properties, Inc.	278,857
21,360	Covanta Holding Corp.	369,528
10,100	Crescent Real Estate Equities Co.	214,019
45,634	CVB Financial Corp.	750,675
4,700	Delphi Financial Group - Class A	224,002
7,900	Digital Realty Trust, Inc.	204,531
8,130	Dime Community Bancshares	120,243
2,724	Donegal Group, Inc. - Class A	63,333
16,100	East West Bancorp, Inc.	594,251
4,200	Eastgroup Properties, Inc.	198,324
4,838	Encore Capital Group, Inc. (b)	91,245
5,000	Entertainment Properties Trust	217,300
2,409	Equity Inns, Inc.	38,062
3,800	Equity Lifestyle Properties, Inc.	174,800
10,500	Equity One, Inc.	251,685
6,900	eSpeed, Inc. - Class A (b)	63,342
2,900	Essex Property Trust, Inc.	288,202
8,100	Extra Space Storage, Inc.	124,335
4,500	FBL Financial Group, Inc. - Class A	150,075
2,300	Federal Agricultural Mortgage Corp.	65,274
11,500	FelCor Lodging Trust, Inc. (b)	228,390
4,694	Fidelity Bankshares, Inc.	159,925
3,600	Financial Federal Corp.	161,100
11,800	First Acceptance Corp. (b)	132,160
500	First Busey Corp.	10,270
3,743	First Cash Financial Services, Inc. (b)	130,631
5,900	First Charter Corp.	141,600
13,500	First Commonwealth Financial Corp.	182,250
3,100	First Community Bancorp, Inc.	186,310
2,460	First Community Bancshares, Inc.	83,960
7,900	First Financial Bancorp	139,751
592	First Financial Corp.	16,576
2,700	First Financial Holdings, Inc.	83,916
2,959	First Indiana Corp.	98,919
4,300	First Industrial Realty Trust, Inc.	168,001
3,592	First Merchants Corp.	91,919
17,184	First Midwest Bancorp, Inc.	599,893
17,200	First Niagara Financial Group, Inc.	237,360
2,958	First Place Financial Corp.	71,110
4,000	First Potomac Realty Trust	117,640
673	First Regional BanCorp	53,032
4,900	First Republic Bank	186,004
3,378	First State Bancorporation	88,200
3,400	FirstFed Financial Corp. (b)	213,180
10,000	Flagstar Bancorp, Inc.	151,800
4,071	Flushing Financial Corp.	65,340
10,900	FNB Corp.	183,556
2,367	FPIC Insurance Group, Inc. (b)	88,171
5,400	Franklin Bank Corp. (b)	93,204
14,533	Frontier Financial Corp.	476,246
1,400	Gamco Investors, Inc.	62,426
15,500	Glacier Bancorp, Inc.	492,590
6,700	Glenborough Realty Trust, Inc.	131,856
6,400	Glimcher Realty Trust	174,976
3,800	Global Signal, Inc.	183,540
2,600	Gold Banc Corp., Inc.	47,216

3,700	Great American Financial Resources, Inc.	84,545
1,800	Great Southern BanCorp, Inc.	51,390
9,800	Greater Bay Bancorp	254,212
1,100	Greene County Bancshares, Inc.	31,064
800	Greenhill & Co., Inc.	45,744
6,204	Hancock Holding Co.	254,364
25,568	Hanmi Financial Corp.	485,536
4,493	Harbor Florida Bancshares, Inc.	175,002
5,223	Harleysville Group, Inc.	143,946
5,878	Harleysville National Corp.	153,710
28,900	Healthcare Realty Trust, Inc.	1,012,655
2,500	Heritage Commerce Corp.	54,375
8,500	Heritage Property Investment Trust	301,750
3,500	Hersha Hospitality Trust	33,285
9,700	Highland Hospitality Corp.	116,982
8,800	Highwoods Properties, Inc.	277,552
6,600	Hilb Rogal & Hobbs Co.	256,608
5,900	Home Properties, Inc.	270,633
6,900	Horace Mann Educators Corp.	135,171
1,700	Horizon Financial Corp.	42,755
7,600	Hudson United Bancorp	316,540
2,100	IBERIABANK Corp.	116,130
4,305	Independent Bank Corp.	118,904
16,203	Independent Bank Corp.	477,826
3,520	Infinity Property & Casualty Corp.	135,802
12,900	Inland Real Estate Corp.	197,757
9,300	Innkeepers USA Trust	165,168
3,635	Integra Bank Corp.	80,334
2,800	Interchange Financial Services Corp.	51,240
8,100	Investment Technology Group, Inc. (b)	364,338
5,500	Irwin Financial Corp.	117,810
6,650	Jones Lang LaSalle, Inc. (b)	391,486
5,100	Kilroy Realty Corp.	344,709
5,600	Kite Realty Group Trust	88,312
4,600	KNBT BanCorp, Inc.	73,600
20,300	Knight Capital Group, Inc. (b)	231,217
3,000	LandAmerica Financial Group, Inc.	197,940
5,600	LaSalle Hotel Properties	214,032
10,000	Lexington Corporate Properties Trust	222,000
1,400	Macatawa Bank Corp.	52,150
5,163	MAF Bancorp, Inc.	221,957
8,000	Maguire Properties, Inc.	270,400
4,700	Main Street Banks, Inc.	119,850
2,800	Marlin Business Services, Inc. (b)	64,344
5,500	MB Financial, Inc.	192,885
3,756	MBT Financial Corp.	65,467
8,000	MCG Capital Corp.	124,800
16,400	MeriStar Hospitality Corp. (b)	168,264
3,800	Mid-America Apartment Communities, Inc.	193,990
5,000	Mid-State Bancshares	139,900
4,380	Midwest Banc Holdings, Inc.	104,113
6,300	Municipal Mortgage & Equity LLC	165,123
8,375	National Penn Bancshares, Inc.	190,783
9,724	Navigators Group, Inc. (b)	434,371
6,300	NBT Bancorp, Inc.	145,845
9,412	Northwest Bancorp, Inc.	208,382
2,807	OceanFirst Financial Corp.	66,470
14,700	Ocwen Financial Corp. (b)	148,029
10,700	Odyssey Re Holdings Corp.	263,541
13,000	Ohio Casualty Corp.	391,820
13,250	Old National Bancorp	277,323
1,884	Omega Financial Corp.	57,990
1,430	One Liberty Properties, Inc.	28,457

8,586	Pacific Capital Bancorp	315,879
900	Park National Corp.	105,489
2,800	Parkway Properties, Inc.	118,496
7,500	Partners Trust Financial Group, Inc.	88,500
700	Peapack Gladstone Financial Corp.	19,586
6,100	Penn Treaty American Corp.	65,819
6,000	Pennsylvania Real Estate Investment Trust	243,960
1,016	Peoples Bancorp, Inc.	30,175
4,753	PFF Bancorp, Inc.	150,432
15,300	Phoenix Cos., Inc. (The)	230,877
1,400	Pinnacle Financial Partners, Inc. (b)	35,770
600	Piper Jaffray Co. (b)	26,898
7,154	PMA Capital Corp. - Class A (b)	66,461
7,700	Post Properties, Inc.	313,313
5,820	Presidential Life Corp.	124,955
6,000	ProAssurance Corp. (b)	307,140
16,900	Prosperity Bancshares, Inc.	492,297
6,331	Provident Bankshares Corp.	232,538
11,800	Provident Financial Services, Inc.	215,940
10,717	Provident New York Bancorp	119,280
4,000	PS Business Parks, Inc.	219,400
3,700	Ramco-Gershenson Properties Trust	104,266
2,348	Renasant Corp.	79,480
14,190	Republic Bancorp, Inc.	183,761
14,400	RLI Corp.	786,959
5,000	S&T Bancorp, Inc.	183,850
3,901	Sanders Morris Harris Group, Inc.	63,235
3,045	Sandy Spring Bancorp, Inc.	106,301
3,400	Saul Centers, Inc.	125,800
3,600	Seacoast Banking Corp. of Florida	91,008
4,600	Selective Insurance Group	266,800
11,000	Senior Housing Properties Trust	197,230
800	Sierra Bancorp	19,544
3,136	Simmons First National Corp. - Class A	88,498
4,400	Sizeler Property Investors, Inc.	62,744
1,400	Sound Federal Bancorp, Inc.	26,516
2,900	Southwest Bancorp, Inc.	64,641
3,200	Sovran Self Storage, Inc.	158,496
7,500	State Auto Financial Corp.	288,525
683	State BanCorp, Inc.	10,655
4,095	Sterling Bancorp	94,799
29,231	Sterling Bancshares, Inc.	489,619
7,135	Sterling Financial Corp. (b)	199,923
2,900	Stewart Information Services Corp.	155,005
2,400	Stifel Financial Corp. (b)	93,408
7,300	Strategic Hotel Capital, Inc.	156,220
104	Suffolk Bancorp	3,738
4,100	Sun Bancorp, Inc. (b)	80,196
3,900	Sun Communities, Inc.	129,597
9,200	Sunstone Hotel Investors, Inc.	271,400
7,754	Susquehanna Bancshares, Inc.	187,182
4,600	SVB Financial Group (b)	227,608
5,000	Tanger Factory Outlet Centers, Inc.	157,550
4,600	Tarragon Corp. (b)	93,840
9,200	Taubman Centers, Inc.	345,460
9,600	Texas Regional Bancshares, Inc. - Class A	295,488
3,860	TierOne Corp.	125,489
1,100	Tompkins Trustco, Inc.	52,338
3,500	Town & Country Trust (The)	129,675
8,685	TradeStation Group, Inc. (b)	153,638
7,000	Trammell Crow Co. (b)	198,870
2,759	Triad Guaranty, Inc. (b)	115,878
2,100	Trico Bancshares	50,988

13,259	Trustco Bank Corp.	168,124
10,945	Trustmark Corp.	309,962
8,300	U-Store-It Trust	177,454
15,700	UCBH Holdings, Inc.	272,395
8,850	UICI	323,291
3,500	UMB Financial Corp.	235,760
7,400	Umpqua Holdings Corp.	208,532
1,500	Union Bankshares Corp.	67,785
8,159	United Bankshares, Inc.	304,086
7,200	United Community Banks, Inc.	200,952
5,861	United Community Financial Corp.	75,255
900	United Fire & Casualty Co.	36,918
2,600	United PanAm Financial Corp.	76,414
11,330	Universal American Financial Corp. (b)	186,605
1,300	Urstadt Biddle Properties, Inc.	21,801
4,100	Urstadt Biddle Properties, Inc. - Class A	71,586
2,900	USB Holding Co., Inc.	64,699
1,600	Virginia Commerce Bancorp, Inc.	51,696
15,000	Waddell & Reed Financial, Inc.	334,200
7,500	Washington Real Estate Investment Trust	247,350
2,939	Washington Trust Bancorp, Inc.	79,235
4,400	WesBanco, Inc.	130,988
3,600	West Bancorp, Inc.	68,760
3,100	West Coast Bancorp	84,971
5,700	Westamerica Bancorp.	306,774
1,184	Western Sierra Bancorp	47,407
1,100	Willow Grove Bancorp, Inc.	16,841
6,300	Wilshire Bancorp, Inc.	111,195
5,800	Winston Hotels, Inc.	59,392
4,500	Wintrust Financial Corp.	241,650
4,494	World Acceptance Corp. (b)	127,450
41	Zions Bancorp. (b)	3,242

		47,732,021

HEALTH CARE (6.5%):
15,700	Abgenix, Inc. (b)	346,499
5,800	Abiomed, Inc. (b)	63,510
3,100	Able Laboratories, Inc. (b)	481
3,344	Acadia Pharmaceuticals, Inc.	43,873
8,500	Adolor Corp. (b)	130,050
6,000	Advanced Medical Optics, Inc. (b)	267,480
11,300	Adventrx Pharmaceuticals, Inc.	53,675
2,800	Air Methods Corp.	54,236
7,586	Albany Molecular Research, Inc. (b)	86,177
4,700	Alexion Pharmaceuticals, Inc. (b)	135,454
17,000	Align Technology, Inc. (b)	139,060
14,200	Alkermes, Inc. (b)	345,628
8,950	Alliance Imaging, Inc. (b)	42,244
10,000	Allied Healthcare International, Inc. (b)	67,100
6,556	Allscripts Healthcare Solutions, Inc. (b)	115,451
2,500	Alnylam Pharmaceuticals, Inc.	33,600
6,400	Alpharma, Inc.	214,080
3,400	Amedisys, Inc. (b)	154,190
5,100	American Healthways, Inc. (b)	227,868
63,031	American Medical Systems Holdings, Inc. (b)	1,428,281
6,500	American Retirement Corp. (b)	176,995
12,075	Amicas, Inc. (b)	62,549
6,200	AMN Healthcare Services, Inc. (b)	125,054
5,700	Amsurg Corp. (b)	123,633
3,075	Analogic Corp.	170,663
15,100	Andrx Corp. (b)	265,005
8,800	Antigenics, Inc. (b)	44,440

13,795	Applera Corp. - Celera Genomics Group (b)	162,229
8,800	Apria Healthcare Group, Inc. (b)	214,456
8,400	Arena Pharmaceuticals, Inc. (b)	142,548
10,900	Ariad Pharmaceuticals, Inc. (b)	67,362
8,300	Arqule, Inc. (b)	44,654
8,600	Array Biopharma, Inc. (b)	66,822
17,540	Arrow International, Inc.	561,280
14,100	Arthrocare Corp.	631,539
4,400	Aspect Medical Systems, Inc. (b)	159,148
6,904	Atherogenics, Inc. (b)	122,546
5,375	AVANIR Pharmaceuticals	83,313
5,100	Bentley Pharmaceuticals, Inc. (b)	112,353
12,900	Bio-Rad Laboratories, Inc.	869,460
1,900	Bio-Reference Labs, Inc.	30,856
2,900	Biocryst Pharmaceuticals, Inc.	55,187
9,100	Bioenvision, Inc. (b)	73,892
13,300	BioMarin Pharmaceuticals, Inc. (b)	156,009
7,400	BioScrip, Inc. (b)	56,980
3,000	Biosite, Inc. (b)	149,760
23,848	Bruker BioSciences Corp. (b)	117,332
7,124	Caliper Life Sciences, Inc.	41,747
5,018	Candela Corp. (b)	75,119
3,900	Cantel Medical Corp. (b)	67,002
4,000	Capital Senior Living Corp. (b)	41,960
5,500	Caraco Pharmaceutical Laboratories Ltd. (b)	64,405
10,800	Cell Genesys, Inc. (b)	67,608
8,000	Centene Corp. (b)	210,320
8,236	Cepheid, Inc. (b)	81,125
4,800	Chemed Corp.	255,168
2,801	CNS, Inc.	61,258
2,400	Computer Programs & Systems, Inc.	102,264
5,198	Conceptus, Inc. (b)	84,727
6,000	Conmed Corp. (b)	141,840
7,000	Connetics Corp. (b)	104,860
9,600	Cooper Cos., Inc. (The) (b)	532,128
6,700	Critical Therapeutics, Inc.	42,746
7,546	Cross Country Healthcare, Inc. (b)	149,109
9,300	Cubist Pharmaceuticals, Inc. (b)	201,252
10,800	CuraGen Corp. (b)	42,660
9,400	Curis, Inc. (b)	25,568
1,000	Cutera, Inc.	27,240
7,470	CV Therapeutics, Inc. (b)	183,837
4,200	Cyberonics, Inc. (b)	126,042
3,139	Datascope Corp.	110,179
14,726	Dendreon Corp. (b)	74,366
9,618	Dendrite International, Inc. (b)	139,653
16,183	DepoMed, Inc.	105,999
14,500	Diagnostic Products Corp.	736,600
4,100	Digene Corp. (b)	136,120
3,700	Dionex Corp. (b)	196,211
10,512	Discovery Laboratories, Inc. (b)	83,570
10,327	Diversa Corp. (b)	55,663
5,200	DJ Orthopedics, Inc. (b)	170,716
4,600	Dov Pharmaceutical, Inc. (b)	71,024
10,000	Durect Corp. (b)	44,600
7,500	Dyax Corp. (b)	40,725
11,586	Encore Medical Corp. (b)	62,333
9,500	Encysive Pharmaceuticals, Inc. (b)	89,965
4,100	Endologix, Inc.	28,495
6,530	Enzo Biochem, Inc. (b)	85,151
700	Epix Pharmaceuticals, Inc. (b)	3,185
8,300	eResearch Technology, Inc. (b)	148,321
5,677	ev3, Inc.	91,967
14,780	Exelixis, Inc. (b)	159,328
6,700	First Horizon Pharmaceutical Corp. (b)	112,627

9,600	Gen-Probe, Inc.	484,128
3,900	Genesis HealthCare Corp. (b)	142,935
5,452	Gentiva Health Services, Inc. (b)	103,533
11,800	Geron Corp. (b)	90,506
24,800	Greatbatch, Inc. (b)	645,792
6,300	Haemonetics Corp. (b)	327,600
7,200	HealthExtras, Inc. (b)	236,880
8,400	HealthTronics, Inc. (b)	68,628
2,850	Hi-Tech Pharmacal Co., Inc. (b)	73,844
7,840	Hologic, Inc. (b)	403,446
12,100	Hooper Holmes, Inc.	42,350
2,100	Horizon Health Corp.	48,909
21,300	Human Genome Sciences, Inc. (b)	234,300
4,700	I-Flow Corp. (b)	74,636
9,852	ICOS Corp. (b)	244,822
3,200	ICU Medical, Inc. (b)	115,328
7,778	Illumina, Inc. (b)	166,760
7,400	Immucor, Inc. (b)	222,370
9,200	Immunogen, Inc. (b)	36,892
13,564	Incyte Corp. (b)	69,041
6,700	Indevus Pharmaceuticals, Inc.	35,510
10,053	Inspire Pharmaceuticals, Inc. (b)	50,064
20,159	Integra LifeSciences Holdings Corp. (b)	786,201
5,502	Intermagnetics General Corp. (b)	221,951
6,500	InterMune, Inc. (b)	131,495
5,600	Intuitive Surgical, Inc. (b)	770,840
5,300	Invacare Corp.	183,327
3,500	IRIS International, Inc. (b)	80,010
11,091	Isis Pharmaceuticals, Inc. (b)	60,002
2,900	Kendle International, Inc. (b)	72,413
2,520	Kensey Nash Corp. (b)	61,513
7,461	Keryx Biopharmaceuticals, Inc. (b)	119,600
7,800	Kindred Healthcare, Inc. (b)	178,620
7,353	Kosan Biosciences, Inc.	39,044
7,100	KV Pharmaceutical Co. - Class A (b)	170,755
6,800	Kyphon, Inc. (b)	282,676
4,500	Laserscope (b)	121,365
3,700	LCA-Vision, Inc.	207,829
14,200	Lexicon Genetics, Inc. (b)	56,800
5,700	Lifecell Corp. (b)	123,690
1,700	Lifeline Systems, Inc.	79,900
6,095	Luminex Corp. (b)	89,170
6,700	Magellan Health Services, Inc. (b)	244,416
6,200	Martek Biosciences Corp. (b)	178,560
4,200	Matria Healthcare, Inc. (b)	179,214
1,400	Matrixx Initiatives, Inc.	34,762
7,968	Maxygen, Inc. (b)	65,736
19,296	Medarex, Inc. (b)	269,758
4,532	Medcath Corp. (b)	87,558
2,000	Medical Action Industries, Inc.	45,000
8,100	Medicines Co. (b)	155,925
8,700	Medicis Pharmaceutical Corp.	268,917
6,600	Mentor Corp.	297,000
7,094	Merge Technologies, Inc. (b)	187,274
4,801	Meridian Bioscience, Inc.	119,737
5,750	Merit Medical Systems, Inc. (b)	81,133
200	Metabasis Therapeutics, Inc.	1,802
11,700	MGI Pharma, Inc. (b)	195,039
4,100	Molecular Devices Corp. (b)	117,219
6,700	Molina Healthcare, Inc. (b)	177,282
26,227	Monogram Biosciences, Inc.	56,650
7,805	Myogen, Inc. (b)	291,283
6,700	Myriad Genetics, Inc. (b)	143,648
11,900	Nabi Biopharmaceuticals (b)	44,863
10,300	Nanogen, Inc. (b)	31,106

3,711	Nastech Pharmaceutical Co., Inc. (b)	59,005
1,600	National Healthcare Corp.	64,240
2,400	Natus Medical, Inc.	45,336
16,100	Nektar Therapeutics (b)	318,780
2,500	Neopharm, Inc. (b)	29,325
6,400	Neurocrine Biosciences, Inc. (b)	388,928
8,600	Neurogen Corp. (b)	61,232
1,200	New River Pharmaceuticals, Inc.	39,972
2,900	NitroMed, Inc.	32,596
5,900	Northfield Laboratories, Inc. (b)	72,452
2,500	Novavax, Inc.	10,475
5,500	Noven Pharmaceuticals, Inc. (b)	85,965
7,300	NPS Pharmaceuticals, Inc. (b)	103,660
4,950	NuVasive, Inc. (b)	91,031
9,152	Nuvelo, Inc. (b)	156,957
8,000	Odyssey HealthCare, Inc. (b)	163,040
5,500	Omnicell, Inc. (b)	63,690
5,800	Onyx Pharmaceuticals, Inc. (b)	162,922
6,600	Option Care, Inc.	91,146
8,925	OraSure Technologies, Inc. (b)	97,372
5,000	Orchid Cellmark, Inc. (b)	35,300
17,497	Oscient Pharmaceuticals Corp. (b)	37,968
7,400	Owens & Minor, Inc.	231,620
9,900	Pain Therapeutics, Inc. (b)	91,179
11,900	PainCare Holdings, Inc. (b)	43,911
3,494	Palomar Medical Technologies, Inc. (b)	137,664
7,704	Panacos Pharmaceuticals, Inc.	71,262
7,000	Par Pharmaceutical Cos., Inc. (b)	231,560
6,500	Parexel International Corp. (b)	158,470
3,200	PDI, Inc. (b)	46,080
7,200	PDL BioPharma, Inc.	209,880
2,900	Pediatrix Medical Group, Inc. (b)	254,272
5,000	Penwest Pharmaceuticals Co. (b)	103,150
8,229	Per-Se Technologies, Inc. (b)	204,655
17,400	Perrigo Co.	271,614
6,605	Pharmion Corp. (b)	110,105
5,122	PolyMedica Corp.	203,446
8,400	Possis Medical, Inc.	82,320
5,917	Pozen, Inc. (b)	95,974
4,900	Progenics Pharmaceuticals, Inc. (b)	138,670
13,132	PSS World Medical, Inc. (b)	233,093
8,000	Psychiatric Solutions, Inc. (b)	263,920
14,500	Quidel Corp.	144,855
4,600	Radiation Therapy Services, Inc. (b)	137,540
7,500	Regeneration Technologies, Inc. (b)	59,250
12,818	Regeneron Pharmaceuticals, Inc. (b)	195,218
4,000	RehabCare Group, Inc. (b)	76,720
4,800	Renovis, Inc. (b)	97,776
5,400	Res-Care, Inc.	103,626
4,735	Rigel Pharmaceuticals, Inc. (b)	36,886
16,100	Salix Pharmaceuticals Ltd.	279,979
6,000	Santarus, Inc.	37,620
9,501	Sciclone Pharmaceuticals, Inc. (b)	21,662
9,300	Seattle Genetics, Inc. (b)	52,359
5,060	Senomyx, Inc. (b)	82,225
1,900	SeraCare Life Sciences, Inc.	16,606
46,600	Serologicals Corp. (b)	1,041,976
3,500	SFBC International, Inc. (b)	77,175
10,700	Sirna Therapeutics, Inc.	45,475
3,500	SonoSite, Inc. (b)	137,690
5,400	Specialty Laboratories, Inc. (b)	71,550
3,900	Spectranetics Corp.	40,326
13,000	Steris Corp. (b)	351,000
8,200	Sunrise Senior Living, Inc. (b)	298,070

10,591	SuperGen, Inc. (b)	54,014
3,066	SurModics, Inc. (b)	113,074
26,800	Sybron Dental Specialties, Inc. (b)	1,141,680
5,324	Symbion, Inc. (b)	122,984
10,693	Tanox, Inc. (b)	193,009
9,186	Telik, Inc. (b)	176,279
5,100	Third Wave Technologies, Inc. (b)	16,575
10,000	Thoratec Corp. (b)	253,000
4,503	Trimeris, Inc. (b)	56,558
7,400	TriPath Imaging, Inc. (b)	58,534
8,180	Trizetto Group (b)	150,185
10,450	United Surgical Partners International, Inc. (b)	405,042
3,800	United Therapeutics Corp. (b)	245,746
2,800	US Physical Therapy, Inc. (b)	52,080
7,000	Varian, Inc. (b)	268,590
6,000	Ventana Medical Systems, Inc. (b)	242,040
6,200	Ventiv Health, Inc. (b)	158,038
13,366	Vertex Pharmaceuticals, Inc. (b)	477,434
5,900	Viasys Healthcare, Inc. (b)	167,088
9,600	VioPharma Inc. (b)	222,816
3,600	VistaCare, Inc. (b)	50,076
2,940	Vital Images, Inc. (b)	89,817
2,603	Vital Signs, Inc.	133,560
6,000	West Pharmaceutical Services, Inc.	183,180
41,900	Wright Medical Group, Inc. (b)	935,208
2,500	Zoll Medical Corp. (b)	68,500
11,955	Zymogenetics, Inc. (b)	266,716

		40,402,786

INDUSTRIALS (7.7%):
7,600	AAR Corp. (b)	181,108
73,600	ABM Industries, Inc.	1,406,496
6,900	ABX Air, Inc.	48,507
4,600	Active Power, Inc.	22,770
19,300	Actuant Corp. - Class A (b)	1,104,925
7,900	Acuity Brands, Inc.	299,331
5,200	Administaff, Inc.	223,808
600	Advisory Board Co. (The)	29,988
4,000	AGCO Corp. (b)	72,040
16,700	Airtran Holdings, Inc. (b)	282,898
900	Alamo Group, Inc. (b)	20,988
5,200	Alaska Air Group, Inc. (b)	166,036
5,500	Albany International Corp. - Class A	203,500
4,400	Amerco, Inc.	356,532
3,400	American Ecology Corp.	58,956
1,700	American Science & Engineering, Inc. (b)	109,225
7,610	American Superconductor Corp. (b)	85,232
3,499	American Woodmark Corp.	109,344
1,600	Ameron International Corp.	86,240
3,500	AO Smith Corp.	150,815
5,700	Apogee Enterprises, Inc.	105,222
4,800	Applied Industrial Technologies, Inc.	204,000
1,900	Applied Signal Technology, Inc.	44,023
3,600	ARGON ST, Inc. (b)	103,068
4,700	Arkansas Best Corp.	201,207
7,200	Armor Holdings, Inc. (b)	343,224
4,800	Astec Industries, Inc. (b)	184,560
5,400	ASV, Inc. (b)	178,200
6,650	Aviall, Inc. (b)	229,824
200	Badger Meter, Inc.	10,376
6,300	Baldor Electric Co.	188,244
4,600	Banta Corp.	235,152
4,300	Barnes Group, Inc.	162,841
9,100	BE Aerospace, Inc. (b)	191,282

6,402	Bowne & Co., Inc.	96,414
34,100	Brady Corp. - Class A	1,356,157
1,200	Briggs & Stratton Corp. (b)	41,748
3,500	C&D Technologies, Inc.	29,050
41,200	Capstone Turbine Corp.	156,148
2,610	Cascade Corp.	133,267
5,700	Casella Waste Systems, Inc. - Class A (b)	76,152
17,000	CBIZ, Inc.	101,830
4,200	CDI Corp.	114,534
1,500	Celadon Group, Inc. (b)	46,500
7,200	Central Parking Corp.	106,200
10,300	Cenveo, Inc. (b)	146,260
5,000	Ceradyne, Inc. (b)	286,200
3,000	CIRCOR International, Inc.	82,260
35,200	Clarcor, Inc.	1,199,616
3,200	Clean Harbors, Inc. (b)	86,272
5,700	Coinstar, Inc. (b)	141,930
7,200	Columbus Mckinnon Corp.	200,160
10,300	Comfort Systems USA, Inc. (b)	108,253
2,779	Commercial Vehicle Group, Inc.	59,971
3,300	Consolidated Graphics, Inc. (b)	169,488
13,600	Continental Airlines, Inc. - Class B (b)	284,376
8,000	Corrections Corp. of America (b)	339,600
3,400	CoStar Group, Inc. (b)	170,000
14,000	CRA International, Inc.	675,920
3,400	Crane Co.	126,888
5,100	Cubic Corp.	113,679
5,800	Curtiss-Wright Corp.	344,172
24,900	Delta Air Lines, Inc. (b)	15,687
7,650	DiamondCluster International, Inc. (b)	72,752
3,800	Distributed Energy Systems Corp.	38,798
4,800	Dollar Thrifty Automotive Group (b)	182,064
5,700	DRS Technologies, Inc.	283,233
3,000	Ducommun, Inc. (b)	68,340
9,930	Dycom Industries, Inc. (b)	244,874
4,200	EDO Corp.	116,046
10,600	EGL, Inc. (b)	433,646
6,338	Electro Rent Corp. (b)	107,556
4,300	Elk Corp.	151,231
3,000	EMCOR Group, Inc. (b)	246,060
5,787	Encore Wire Corp. (b)	157,175
4,720	Energy Conversion Devices, Inc. (b)	237,699
5,800	EnerSys	80,794
7,000	Engineered Support Systems, Inc.	301,140
4,800	Englobal Corp.	55,632
4,800	Ennis, Inc.	92,400
4,701	EnPro Industries, Inc. (b)	144,227
17,600	ESCO Technologies, Inc. (b)	864,864
4,800	Essex Corp. (b)	98,160
4,800	Esterline Technologies Corp. (b)	198,576
13,400	Evergreen Solar, Inc. (b)	206,762
2,085	Exponent, Inc.	63,822
13,000	ExpressJet Holdings, Inc. (b)	92,170
9,300	Federal Signal Corp.	164,889
6,300	Flanders Corp. (b)	70,560
6,300	Florida East Coast Industries	307,314
7,200	Flow International Corp. (b)	75,528
8,315	Flowserve Corp. (b)	382,324
5,800	Forward Air Corp.	226,200
8,700	Frontier Airlines, Inc. (b)	58,464
9,559	FTI Consulting, Inc. (b)	258,571
11,400	FuelCell Energy, Inc. (b)	123,234
19,410	G&K Services, Inc. - Class A	771,353
5,300	Gardner Denver, Inc. (b)	280,370

1,800	Gehl Co. (b)	52,560
9,930	GenCorp, Inc. (b)	198,898
10,200	General Cable Corp. (b)	249,900
5,000	Genesee & Wyoming, Inc. - Class A (b)	195,000
5,500	Genlyte Group, Inc. (b)	318,120
2,400	Geo Group, Inc. (The) (b)	58,704
11,200	Global Power Equipment Group, Inc. (b)	53,088
1,300	Gorman-Rupp Co. (The)	28,210
18,000	GrafTech International Ltd. (b)	134,460
7,400	Granite Construction, Inc.	299,552
2,100	Greenbrier Cos., Inc. (b)	74,445
5,900	Griffon Corp. (b)	139,240
9,200	Harsco Corp. (b)	728,824
13,900	Heartland Express, Inc.	323,731
2,300	Heico Corp.	58,052
29,700	Heico Corp. - Class A	603,801
4,700	Heidrick & Struggles International, Inc. (b)	157,732
3,200	Herley Industries, Inc. (b)	55,904
7,700	Hexcel Corp. (b)	160,699
4,875	HUB Group, Inc. (b)	206,456
5,000	Hudson Highland Group, Inc. (b)	82,300
20,000	IDEX Corp. (b)	920,000
6,605	II-VI, Inc. (b)	114,927
4,611	IKON Office Solutions, Inc.	54,502
9,800	Infrasource Services, Inc. (b)	157,094
7,419	Insituform Technologies, Inc. - Class A (b)	188,517
5,200	Interpool, Inc.	103,948
2,800	Intersections, Inc.	26,180
14,284	Ionatron, Inc. (b)	143,697
15,900	Jacuzzi Brands, Inc. (b)	150,891
8,700	JLG Industries, Inc.	473,976
5,100	John H Harland Co.	190,383
3,100	Kadant, Inc. (b)	59,644
4,818	Kaman Corp. - Class A	101,515
13,100	Kansas City Southern (b)	340,338
5,000	Kaydon Corp.	167,200
5,200	Kelly Services, Inc. - Class A	139,256
6,300	Kennametal, Inc. (b)	368,550
9,753	Kforce, Inc. (b)	126,789
5,200	Kirby Corp. (b)	291,876
15,450	Knight Transportation, Inc.	314,253
8,100	Korn/Ferry International (b)	160,056
7,500	Labor Ready, Inc. (b)	174,675
2,233	Ladish Co., Inc.	54,262
2,070	Layne Christensen Co. (b)	62,411
4,113	Learning Tree International, Inc. (b)	50,302
11,200	Lennox International, Inc.	357,840
7,757	Lincoln Electric Holdings, Inc.	345,264
2,400	Lindsay Manufacturing Co.	59,904
4,198	LSI Industries, Inc.	60,577
5,600	Manitowoc Co.	372,400
11,500	Mastec, Inc. (b)	138,575
5,170	Mcgrath Rent Corp.	167,818
5,007	Mercury Computer Systems, Inc. (b)	96,936
6,700	Mesa Air Group, Inc. (b)	78,055
1,800	Michael Baker Corp.	48,240
1,600	Middleby Corp. (b)	151,200
1,600	Miller Industries, Inc.	36,880
6,500	Mine Safety Appliances Co.	258,895
3,700	Mobile Mini, Inc. (b)	183,964
1,600	Modtech Holdings, Inc. (b)	12,736
9,500	MSC Industrial Direct Co. (b)	426,835
3,800	MTC Technologies, Inc. (b)	110,998

7,100	Mueller Industries, Inc.	206,113
1,100	NACCO Industries, Inc. - Class A	150,524
9,400	Navigant Consulting, Inc. (b)	213,568
4,300	NCI Building Systems, Inc. (b)	218,010
6,200	NCO Group, Inc. (b)	105,586
6,600	Nordson Corp.	299,772
15,200	Northwest Airlines Corp. (b)	5,928
3,420	Nuco2, Inc. (b)	107,114
7,200	Old Dominion Freight Line, Inc. (b)	205,488
2,100	On Assignment, Inc.	26,103
12,400	Orbital Sciences Corp. (b)	159,960
6,100	Perini Corp. (b)	167,933
10,700	PHH Corp. (b)	308,267
2,911	Pico Holdings, Inc. (b)	102,962
4,270	Pinnacle Airlines Corp. (b)	27,029
14,600	Plug Power, Inc. (b)	86,870
3,500	Portfolio Recovery Associates, Inc. (b)	172,375
20,000	Power-One, Inc. (b)	120,800
12,472	PRG-Schultz International, Inc. (b)	6,610
1,423	Providence Service Corp. (The)	40,669
24,100	Quanta Services, Inc. (b)	333,785
8,500	RailAmerica, Inc. (b)	83,725
3,687	Raven Industries, Inc.	116,509
5,000	Regal-Beloit Corp.	184,450
9,400	Republic Airways Holdings, Inc. (b)	139,402
8,300	Resources Connection, Inc. (b)	225,677
2,900	Robbins & Myers, Inc.	68,382
12,400	Rollins, Inc.	266,476
3,700	Rush Enterprises, Inc. - Class A (b)	62,530
22,900	Schawk, Inc. (b)	503,800
2,100	School Specialty, Inc. (b)	78,855
3,400	SCS Transportation, Inc. (b)	91,052
15,200	Shaw Group, Inc. (The) (b)	541,424
8,250	Simpson Manufacturing Co., Inc.	319,193
13,900	SIRVA, Inc. (b)	112,451
18,600	Sitel Corp. (b)	63,240
9,594	Skywest, Inc.	279,953
3,379	SourceCorp, Inc.	88,935
14,500	Spherion Corp. (b)	162,400
5,200	Standard Register Co. (The)	94,380
2,700	Standex International Corp.	83,484
5,400	Stewart & Stevenson Services, Inc.	140,238
13,900	Swift Transportation Co., Inc. (b)	328,457
1,300	Team, Inc.	39,260
2,594	Tecumseh Products Co. - Class A	65,758
6,600	Teledyne Technologies, Inc. (b)	215,688
17,737	TeleTech Holdings, Inc. (b)	206,813
2,200	Tennant Co.	119,240
11,155	Tetra Tech, Inc. (b)	186,846
3,100	The Lamson & Sessions Co. (b)	94,581
300	TRC Cos., Inc. (b)	3,147
7,600	Tredegar Corp.	113,468
4,900	Trex Co., Inc. (b)	122,402
7,300	Trinity Industries, Inc.	372,665
3,600	Triumph Group, Inc. (b)	152,136
5,740	TurboChef Technologies, Inc. (b)	88,224
2,500	United Industrial Corp.	113,575
14,900	United Rentals, Inc. (b)	436,719
7,014	United Stationers, Inc. (b)	350,910
3,511	Universal Forest Products, Inc.	201,075
5,100	URS Corp. (b)	218,178
3,341	US Airways Group, Inc.	98,025
2,325	USA Truck, Inc.	62,519
4,800	Valmont Industries, Inc.	192,240
4,300	Viad Corp.	122,421

6,508	Vicor Corp.	110,311
3,600	Volt Information Sciences, Inc. (b)	88,128
5,500	Wabash National Corp.	117,315
5,000	Walter Industries, Inc.	316,250
5,400	Washington Group International, Inc. (b)	320,490
19,400	Waste Connections, Inc.	677,836
3,000	Water Pik Technologies, Inc. (b)	82,050
4,400	Watsco, Inc.	311,256
5,800	Watson Wyatt & Co. Holdings	176,552
4,800	Watts Water Technologies, Inc. - Class A	161,664
12,800	Werner Enterprises, Inc.	275,840
7,800	WESCO International, Inc. (b)	373,854
8,400	Westinghouse Air Brake Technologies Corp.	265,188
2,186	Woodward Governor Co.	204,500
5,200	World Air Holdings, Inc.	45,552

		47,690,712

INFORMATION TECHNOLOGY (9.9%):
76,715	3Com Corp. (b)	350,588
5,700	Acacia Research - Acacia Technologies	44,175
5,646	Actel Corp. (b)	85,706
8,650	Actuate Corp.	34,946
26,180	Adaptec, Inc. (b)	142,419
12,100	Adtran, Inc.	354,893
14,600	Advanced Digital Information Corp. (b)	146,146
5,800	Advanced Energy Industries, Inc. (b)	91,002
4,500	Advent Software, Inc. (b)	118,170
14,563	Aeroflex, Inc. (b)	176,067
12,708	Agile Software Corp. (b)	81,712
6,400	Agilysys, Inc.	135,680
5,700	Airspan Networks, Inc. (b)	35,283
17,300	Akamai Technologies, Inc. (b)	377,659
8,100	Altiris, Inc. (b)	158,355
30,900	Amkor Technology, Inc. (b)	173,967
4,900	Anadigics, Inc.	32,536
4,200	Anaren, Inc. (b)	73,416
8,100	Anixter International, Inc. (b)	374,949
2,449	Ansoft Corp. (b)	85,984
6,900	Ansys, Inc. (b)	302,634
5,600	Anteon International Corp. (b)	308,840
3,500	Applied Films Corp. (b)	78,645
57,500	Applied Micro Circuits Corp. (b)	189,175
10,700	aQuantive, Inc. (b)	278,307
14,817	Ariba, Inc. (b)	138,391
19,800	Arris Group, Inc. (b)	232,848
6,100	Aspen Technology, Inc.	52,155
11,600	Asyst Technologies, Inc. (b)	83,056
6,700	Atheros Communications, Inc.	131,655
91,800	Atmel Corp. (b)	362,610
7,563	ATMI, Inc. (b)	254,117
6,400	Avid Technology, Inc. (b)	317,888
9,700	Avocent Corp. (b)	322,719
19,200	Axcelis Technologies, Inc. (b)	121,344
3,200	Bankrate, Inc. (b)	121,632
36,619	BearingPoint, Inc. (b)	301,008
2,000	Bel Fuse, Inc.	74,480
7,540	Belden CDT, Inc.	204,334
6,500	Bell Microproducts, Inc. (b)	41,340
8,500	Benchmark Electronics, Inc. (b)	310,505
3,198	Black Box Corp.	161,915
2,400	Blue Coat Systems, Inc. (b)	98,376
7,548	Bookham, Inc.	50,194
16,500	Borland Software Corp. (b)	107,085

4,300	Bottomline Technologies, Inc. (b)	49,536
9,784	Brightpoint, Inc. (b)	221,021
27,500	Brocade Communications Systems, Inc. (b)	126,500
14,755	Brooks Automation, Inc. (b)	248,769
10,072	C-COR, Inc. (b)	64,360
5,000	Cabot Microelectronics Corp. (b)	166,050
3,500	CalAmp Corp.	37,380
3,500	Catapult Communications Corp. (b)	41,580
3,044	CCC Information Services Group (b)	80,575
23,900	Checkpoint Systems, Inc. (b)	644,583
6,300	Chordiant Software, Inc. (b)	19,215
14,500	Ciber, Inc. (b)	91,060
104,200	Ciena Corp. (b)	416,800
20,200	Cirrus Logic, Inc. (b)	171,094
23,840	CNET Networks, Inc. (b)	358,077
8,800	Cognex Corp.	256,784
6,220	Coherent, Inc. (b)	192,571
4,610	Cohu, Inc.	130,694
11,365	CommScope, Inc. (b)	251,280
4,000	Comtech Telecommunications Corp. (b)	127,480
6,300	Concur Technologies, Inc. (b)	104,076
9,200	Convera Corp.	72,220
8,913	Covansys Corp. (b)	135,478
18,900	Credence Systems Corp. (b)	165,375
9,900	CSG Systems International, Inc. (b)	225,423
7,000	CTS Corp.	86,170
6,700	Cybersource Corp. (b)	58,022
7,199	Cymer, Inc. (b)	324,963
19,500	Cypress Semiconductor Corp. (b)	330,135
4,087	Daktronics, Inc.	124,204
22,500	Diebold, Inc. (b)	879,975
6,000	Digi International, Inc. (b)	67,980
5,400	Digital Angel Corp. (b)	17,820
6,815	Digital Insight Corp. (b)	244,454
5,700	Digital River, Inc. (b)	191,406
17,600	Digitas, Inc. (b)	230,384
2,400	Diodes, Inc.	88,896
7,100	Ditech Communications Corp. (b)	64,681
9,638	Dot Hill Systems Corp. (b)	73,249
5,800	DSP Group, Inc. (b)	170,230
4,148	DTS, Inc. (b)	69,438
26,672	Earthlink, Inc. (b)	304,594
11,106	Echelon Corp. (b)	98,843
5,500	eCollege.com, Inc. (b)	110,275
4,060	EFJ, Inc.	45,594
9,200	eFunds Corp. (b)	216,936
7,800	Electro Scientific Industries, Inc. (b)	198,666
11,055	Electronics for Imaging, Inc. (b)	305,671
11,472	Emcore Corp. (b)	93,726
15,000	Emulex Corp. (b)	275,250
22,129	Entegris, Inc. (b)	232,355
12,700	Entrust, Inc. (b)	51,181
9,800	Epicor Software Corp. (b)	130,340
4,330	EPIQ Systems, Inc. (b)	96,559
4,200	Equinix, Inc. (b)	197,106
32,400	Euronet Worldwide, Inc. (b)	1,045,547
8,200	Exar Corp. (b)	110,454
2,900	Excel Technology, Inc. (b)	72,616
29,200	Extreme Networks, Inc. (b)	143,080
10,300	F5 Networks, Inc. (b)	666,410
27,600	Factset Research Systems, Inc.	1,100,687
9,255	FalconStor Software, Inc. (b)	82,370
2,900	Fargo Electronics, Inc. (b)	55,970

19,000	FARO Technologies, Inc. (b)	302,670
7,000	FEI Co. (b)	161,560
33,700	Filenet Corp. (b)	945,621
7,362	Formfactor, Inc. (b)	219,535
5,400	Forrester Research, Inc. (b)	110,106
27,200	Foundry Networks, Inc. (b)	408,816
21,400	Gartner, Inc. - Class A (b)	294,464
60,600	Gateway, Inc. (b)	164,832
7,000	Genesis Microchip, Inc. (b)	128,800
5,400	Gevity HR, Inc.	148,230
16,000	Glenayre Technologies, Inc. (b)	62,400
4,684	Global Imaging Systems, Inc. (b)	165,626
4,200	GlobeTel Communications Corp.	11,256
15,800	Harmonic, Inc. (b)	87,216
30,200	Homestore, Inc. (b)	182,408
5,055	Hutchinson Technology, Inc. (b)	139,922
13,100	Hypercom Corp. (b)	87,901
22,000	Hyperion Solutions Corp.	757,020
21,302	Identix, Inc. (b)	170,203
8,100	iGate Corp.	46,089
6,500	Imation Corp.	294,645
8,300	Indus International, Inc.	29,216
16,300	Informatica Corp. (b)	239,936
6,400	Infospace, Inc. (b)	151,104
6,730	infoUSA, Inc.	73,761
300	Integral Systems, Inc.	6,510
35,568	Integrated Device Technology, Inc. (b)	494,040
8,200	Integrated Silicon Solutions, Inc. (b)	54,038
11,200	Intellisync Corp. (b)	58,352
5,600	Inter-Tel, Inc.	121,408
8,916	Interdigital Communications Corp. (b)	230,300
5,661	Intergraph Corp. (b)	216,307
10,700	Intermec, Inc.	373,109
9,500	Internet Capital Group, Inc.	86,070
9,277	Internet Security Systems, Inc. (b)	197,786
8,544	InterVoice, Inc. (b)	72,624
9,600	Interwoven, Inc. (b)	91,296
4,500	Intevac, Inc. (b)	71,595
4,200	Intrado, Inc. (b)	106,848
4,502	Itron, Inc. (b)	215,511
15,900	iVillage, Inc. (b)	119,568
10,300	Ixia (b)	129,780
8,100	IXYS Corp. (b)	87,075
4,100	j2 Global Communications, Inc. (b)	195,775
15,002	Jack Henry & Associates, Inc.	307,091
6,900	JDA Software Group, Inc. (b)	105,777
7,238	Jupitermedia Corp. (b)	117,183
12,043	Keane, Inc. (b)	130,426
2,700	Keithley Instruments, Inc.	41,310
19,377	Kemet Corp. (b)	177,881
5,600	Komag, Inc. (b)	263,536
16,758	Kopin Corp. (b)	79,768
27,800	Kronos, Inc. (b)	1,092,539
10,637	Kulicke & Soffa Industries, Inc. (b)	119,028
1,800	Landauer, Inc.	84,168
26,276	Lattice Semiconductor Corp. (b)	119,030
25,000	Lawson Software, Inc. (b)	184,000
17,600	Lexar Media, Inc. (b)	136,752
7,040	Lightbridge, Inc.	68,640
10,600	Lionbridge Technologies, Inc. (b)	80,878
4,700	Littelfuse, Inc. (b)	138,885
3,700	LoJack Corp. (b)	90,946
13,700	LTX Corp. (b)	74,391
11,300	Macrovision Corp. (b)	210,067
8,260	Magma Design Automation, Inc. (b)	83,509
6,372	Manhattan Associates, Inc. (b)	138,655

4,559	Mapinfo Corp. (b)	64,419
5,900	Marchex, Inc. (b)	143,488
4,367	Matrixone, Inc. (b)	21,791
12,900	Mattson Technology, Inc. (b)	167,700
4,400	MAXIMUS, Inc.	172,128
48,757	Maxtor Corp. (b)	448,564
5,600	Maxwell Technologies, Inc.	95,984
24,850	McData Corp. (b)	106,110
15,900	Mentor Graphics Corp. (b)	174,900
7,250	Methode Electronics, Inc.	89,175
5,300	Metrologic Instruments, Inc. (b)	113,420
12,800	Mettler Toledo International, Inc.	740,992
5,950	Micrel, Inc. (b)	73,007
5,500	Micromuse, Inc. (b)	54,725
6,300	Micros Systems, Inc. (b)	290,745
10,514	Microsemi Corp. (b)	320,046
2,214	MicroStrategy, Inc. - Class A (b)	212,788
11,300	Microtune, Inc. (b)	54,014
14,600	Midway Games, Inc. (b)	194,034
10,161	MIPS Technologies, Inc. (b)	92,465
10,343	MKS Instruments, Inc. (b)	224,960
6,240	Mobility Electronics, Inc. (b)	65,395
3,200	MoneyGram International, Inc.	84,992
6,400	Monolithic System Technology, Inc.	51,328
19,900	MPS Group, Inc. (b)	282,779
54,236	MRO Software, Inc. (b)	831,980
22,304	MRV Communications, Inc. (b)	57,098
3,500	MTS Systems Corp.	128,275
2,100	Neoware, Inc.	57,015
7,200	Netgear, Inc. (b)	130,464
12,600	NetIQ Corp. (b)	165,564
200	Netlogic Microsystems, Inc.	7,262
8,800	Netratings, Inc. (b)	118,272
6,500	Netscout Systems, Inc. (b)	41,340
11,260	Newport Corp. (b)	191,082
12,932	NIC, Inc. (b)	76,945
7,800	Novatel Wireless, Inc. (b)	85,098
26,829	Nuance Communications, Inc.	229,120
3,600	NYFIX, Inc. (b)	21,420
12,000	Omnivision Technologies, Inc. (b)	302,760
36,110	ON Semiconductor Corp. (b)	271,186
5,000	Online Resources Corp. (b)	66,500
4,700	Open Solutions, Inc. (b)	122,153
11,501	Openwave Systems, Inc. (b)	247,962
21,239	Opsware, Inc. (b)	155,469
3,700	OSI Systems, Inc. (b)	81,252
7,500	Packeteer, Inc. (b)	97,050
9,400	Palm, Inc. (b)	371,112
42,100	Parametric Technology Corp. (b)	263,546
4,400	Park Electrochemical Corp.	124,432
9,400	Paxar Corp. (b)	190,068
914	PC-Tel, Inc.	8,710
5,910	PDF Solutions, Inc. (b)	104,784
8,100	Pegasystems, Inc. (b)	64,071
3,300	Perficient, Inc.	34,122
5,890	Pericom Semiconductor Corp. (b)	57,133
60,800	Perot Systems Corp. - Class A (b)	916,255
5,417	Phoenix Technologies Ltd. (b)	37,106
3,000	Photon Dynamics, Inc. (b)	65,730
8,200	Photronics, Inc. (b)	147,928
7,200	Plantronics, Inc.	252,000
10,800	Plexus Corp. (b)	305,748
6,500	PLX Technology, Inc. (b)	71,240
31,000	PMC - Sierra, Inc. (b)	293,260
18,360	Polycom, Inc. (b)	355,817
6,100	Power Integrations, Inc. (b)	161,589
22,024	Powerwave Technologies, Inc. (b)	321,771

7,200	Presstek, Inc. (b)	74,880
7,100	Progress Software Corp. (b)	204,196
5,716	QAD, Inc.	45,957
2,500	Quality Systems, Inc.	221,250
42,700	Quantum Corp. (b)	151,585
20,200	Quest Software, Inc. (b)	319,968
6,035	Radiant Systems, Inc. (b)	84,490
4,871	Radisys Corp. (b)	87,581
8,300	RAE Systems, Inc.	29,299
16,300	Rambus, Inc. (b)	476,612
34,853	RealNetworks, Inc. (b)	280,567
13,500	Redback Networks, Inc. (b)	227,475
4,995	Remec, Inc.	6,444
6,496	Renaissance Learning, Inc.	106,015
41,680	RF Micro Devices, Inc. (b)	303,430
10,000	RightNow Technologies, Inc.	159,400
1,065	Rimage Corp.	34,847
3,800	Rofin-Sinar Technologies, Inc. (b)	181,450
16,400	Rogers Corp. (b)	772,604
14,809	RSA Security, Inc. (b)	227,614
3,800	Rudolph Technologies, Inc. (b)	58,102
16,506	S1 Corp. (b)	68,830
4,700	SafeNet, Inc. (b)	147,674
20,200	Sapient Corp. (b)	133,320
2,957	Scansource, Inc. (b)	173,901
7,500	Seachange International, Inc. (b)	62,400
11,300	Secure Computing Corp. (b)	164,528
7,400	Semitool, Inc. (b)	101,010
14,200	Semtech Corp. (b)	273,776
8,000	Serena Software, Inc. (b)	188,880
2,670	SI International, Inc. (b)	81,195
3,185	Sigma Designs, Inc. (b)	52,107
6,300	Sigmatel, Inc. (b)	80,514
12,100	Silicon Image, Inc. (b)	139,997
9,500	Silicon Laboratories, Inc. (b)	467,685
23,420	Silicon Storage Technology, Inc. (b)	112,884
20,316	Simpletech, Inc.	86,343
1,900	Sirenza Microdevices, Inc.	13,300
30,400	Skyworks Solutions, Inc. (b)	160,512
5,300	Sonic Solutions, Inc. (b)	88,775
14,329	SonicWALL, Inc. (b)	118,071
46,056	Sonus Networks, Inc. (b)	215,542
3,000	Spectralink Corp.	37,050
2,100	SPSS, Inc. (b)	67,704
7,000	SRA International, Inc. (b)	222,320
9,349	Staktek Holdings, Inc.	65,350
4,900	Standard Microsystems Corp. (b)	168,756
2,500	Startek, Inc.	50,750
6,274	Stellent, Inc. (b)	68,575
2,400	Stratasys, Inc. (b)	62,256
18,644	Stratex Networks, Inc.	77,373
2,300	SumTotal Systems, Inc. (b)	10,971
4,306	Superior Essex, Inc. (b)	98,564
2,775	Supertex, Inc. (b)	83,222
10,675	SupportSoft, Inc. (b)	46,543
43,511	Sycamore Networks, Inc. (b)	215,379
9,442	SYKES Enterprises, Inc. (b)	122,746
11,500	Symmetricom, Inc. (b)	113,735
5,530	Synaptics, Inc. (b)	152,186
6,700	SYNNEX Corp. (b)	124,821
1,400	Synplicity, Inc.	13,188
7,376	Syntel, Inc.	158,953
5,782	Talx Corp.	181,208
12,220	Taser International, Inc. (b)	114,746
9,500	Technitrol, Inc.	193,420
13,320	Tekelec (b)	208,458
8,400	Telkonet, Inc. (b)	31,164
17,740	Terayon Communication Systems, Inc. (b)	42,399

7,200	Tessera Technologies, Inc. (b)	232,416
12,500	THQ, Inc. (b)	328,125
43,981	TIBCO Software, Inc. (b)	351,408
3,700	TNS, Inc.	75,998
6,800	Transaction Systems Architects, Inc. (b)	224,332
3,100	Travelzoo, Inc. (b)	63,922
9,880	Trident Microsystems, Inc. (b)	258,066
32,156	Triquint Semiconductor, Inc. (b)	156,921
9,200	TTM Technologies, Inc. (b)	95,680
9,100	Tyler Technologies, Inc. (b)	79,170
10,776	Ulticom, Inc. (b)	109,053
4,600	Ultimate Software Group, Inc. (b)	100,510
6,100	Ultratech, Inc. (b)	117,120
12,500	United Online, Inc.	170,875
5,500	Universal Display Corp. (b)	73,095
21,540	Utstarcom, Inc. (b)	150,995
16,400	Valueclick, Inc. (b)	308,648
7,200	Varian Semiconductor Equipment Associates, Inc. (b)	356,616
7,100	Veeco Instruments, Inc. (b)	154,425
5,800	Verint Systems, Inc. (b)	210,250
6,400	Viasat, Inc. (b)	161,280
6,900	Vignette Corp. (b)	116,886
4,600	Virage Logic Corp. (b)	50,002
44,800	Vitesse Semiconductor Corp. (b)	116,480
18,600	WebEx Communications, Inc. (b)	451,608
12,837	webMethods, Inc. (b)	98,973
3,900	Websense, Inc. (b)	257,127
1,900	WebSideStory, Inc.	38,285
11,100	Westell Technologies, Inc. - Class A (b)	49,395
13,700	Wind River Systems, Inc. (b)	183,306
5,523	Witness Systems, Inc. (b)	110,129
3,699	X-Rite, Inc.	43,981
33,000	Zhone Technologies, Inc. (b)	75,900
9,822	Zoran Corp. (b)	192,609
4,100	Zygo Corp. (b)	68,019

		60,249,003

MATERIALS (2.5%):
600	AEP Industries, Inc.	15,600
20,700	AK Steel Holding Corp. (b)	238,257
7,900	Albemarle Corp.	345,783
6,400	Aleris International, Inc. (b)	266,368
2,300	AM Castle & Co.	69,345
6,200	AMCOL International Corp.	167,276
3,700	American Vanguard Corp.	95,497
22,500	AptarGroup, Inc.	1,269,900
5,100	Arch Chemicals, Inc.	158,100
300	Balchem Corp.	6,705
4,300	Brush Engineered Materials, Inc. (b)	92,579
8,700	Buckeye Technologies, Inc. (b)	81,954
8,300	Calgon Carbon Corp.	60,258
5,000	Cambrex Corp.	110,550
6,500	Caraustar Industries, Inc. (b)	70,720
4,600	Carpenter Technology Corp.	416,576
6,566	Century Aluminum Co. (b)	223,769
3,500	Chaparral Steel Co.	143,675
3,800	Chesapeake Corp.	58,900
3,900	Cleveland-Cliffs, Inc.	420,615
9,200	Commercial Metals Co.	435,436
47,300	Coeur d’Alene Mines Corp. (b)	245,014
5,100	Compass Minerals International, Inc.	125,562
2,600	Deltic Timber Corp.	137,826
1,500	Eagle Materials, Inc.	244,335
1,100	Eagle Materials, Inc. - Class B	177,980
8,100	Ferro Corp.	159,327
6,100	Georgia Gulf Corp.	208,620

6,200	Gibraltar Industries, Inc.	167,586
8,600	Glatfelter (P.H.) Co.	122,292
38,000	Graphic Packaging Corp. (b)	103,360
2,200	Greif, Inc.	143,264
5,400	HB Fuller Co.	204,066
8,100	Headwaters, Inc. (b)	279,450
26,000	Hecla Mining Co. (b)	137,280
18,500	Hercules, Inc. (b)	216,635
900	Kronos Worldwide, Inc.	28,260
8,200	Longview Fibre Co.	156,210
24,800	MacDermid, Inc.	747,720
4,200	Material Sciences Corp. (b)	58,380
6,300	Metal Management, Inc.	175,959
13,000	Minerals Technologies, Inc.	726,310
6,700	Myers Industries, Inc.	100,500
3,800	NewMarket Corp. (b)	108,490
8,800	NL Industries, Inc.	118,536
2,440	NN, Inc.	31,525
12,000	Olin Corp.	246,000
5,600	OM Group, Inc. (b)	120,456
7,300	Oregon Steel Mills, Inc. (b)	300,541
2,200	Pioneer Co., Inc. (b)	68,200
20,500	PolyOne Corp. (b)	146,780
5,330	Potlatch Corp.	273,056
1,100	Quaker Chemical Corp.	21,901
4,700	Quanex Corp.	291,917
5,400	Reliance Steel & Aluminum Co.	429,300
7,100	Rock-Tenn Co.	99,258
4,400	Royal Gold, Inc.	171,996
4,500	RTI International Metals, Inc. (b)	203,625
4,800	Ryerson Tull, Inc.	148,224
3,600	Schnitzer Steel Industries, Inc. - Class A	120,384
6,001	Schulman A, Inc.	147,925
3,000	Schweitzer-Mauduit International, Inc.	79,860
7,600	Sensient Technologies Corp.	144,096
6,600	Silgan Holdings, Inc.	249,876
6,300	Spartech Corp.	151,389
7,300	Steel Dynamics, Inc.	338,866
2,500	Steel Technologies, Inc.	72,775
800	Stepan Co.	21,200
17,000	Stillwater Mining Co. (b)	246,500
6,070	Symyx Technologies, Inc. (b)	167,896
17,500	Terra Industries, Inc. (b)	120,750
3,800	Texas Industries, Inc.	204,478
6,000	Titanium Metals Corp. (b)	454,140
6,000	US Concrete, Inc.	72,720
8,100	Wausau Paper Corp.	103,275
5,900	Wellman, Inc.	41,890
16,300	Worthington Industries, Inc.	336,269
2,600	Zoltek Co., Inc. (b)	34,866

		15,302,759

TELECOMMUNICATION SERVICES (0.4%):
13,550	@Road, Inc. (b)	70,596
9,300	Alaska Communications Systems Group, Inc.	91,977
16,740	Broadwing Corp. (b)	148,149
15,471	Centennial Communications Corp. (b)	145,892
34,800	Cincinnati Bell, Inc. (b)	121,800
6,300	Cogent Communications Group, Inc. (b)	41,265
4,102	Commonwealth Telephone Enterprises, Inc.	136,884
3,600	CT Communications, Inc.	49,248
26,523	Dobson Communications Corp. (b)	196,801
12,863	General Communication, Inc. - Class A (b)	139,564
3,300	IDT Corp. (b)	40,326
14,200	IDT Corp. - Class B (b)	175,370
81,900	Level 3 Communications, Inc. (b)	307,124
3,300	North Pittsburgh Systems, Inc.	65,769

14,200	Premiere Global Services, Inc. (b)	127,658
10,800	Price Communications Corp. (b)	163,188
1,000	Rural Cellular Corp.	17,100
9,300	SBA Communications Corp. (b)	203,204
12,700	Suncom Wireless Holdings, Inc	22,860
2,913	SureWest Communications	81,535
6,433	Talk America Holdings, Inc. (b)	61,885
10,000	Time Warner Telecom, Inc. (b)	108,000
15,300	Ubiquitel, Inc. (b)	149,787
16,908	Wireless Facilities, Inc. (b)	90,289

		2,756,271

UTILITIES (0.8%):
5,800	Allete, Inc.	256,882
3,200	American States Water Co.	100,800
70,600	Aquila, Inc. (b)	257,690
7,800	Avista Corp.	149,058
5,320	Black Hills Corp.	189,392
3,600	California Water Service Group	152,820
54,700	Calpine Corp. (b)	12,089
1,739	Cascade Natural Gas Corp.	35,023
1,900	Central Vermont Public Service Corp.	36,765
2,500	CH Energy Group, Inc.	117,250
8,000	Cleco Corp.	175,440
300	Connecticut Water Service, Inc.	7,277
12,800	Duquesne Light Holdings, Inc.	230,144
42,100	Dynegy, Inc. - Class A (b)	231,550
9,300	El Paso Electric Co. (b)	190,464
5,000	Empire District Electric Co. (The)	111,250
1,260	EnergySouth, Inc.	37,661
7,000	IdaCorp., Inc.	221,620
4,100	Laclede Group, Inc. (The)	133,742
3,714	MGE Energy, Inc.	128,170
5,300	New Jersey Resources Corp.	240,885
4,500	Northwest Natural Gas Co.	160,155
6,265	NorthWestern Corp.	196,345
4,861	Otter Tail Corp.	148,747
6,206	Peoples Energy Corp.	230,987
22,500	Sierra Pacific Resources (b)	297,000
1,200	SJW Corp.	61,200
5,000	South Jersey Industries, Inc.	147,000
6,300	Southwest Gas Corp.	174,195
3,780	Southwest Water Co.	58,892
2,425	UIL Holdings Corp.	117,225
5,600	Unisource Energy Corp.	173,208
8,000	WGL Holdings, Inc.	249,440

		5,030,366

		293,608,102

Total COMMON STOCKS (Cost $459,781,882)		557,245,781

INDEX-LINKED TRUSTS (6.2%):
125,000	iShares MSCI Germany Index Fund	2,748,750
476,500	iShares MSCI Japan Index Fund	6,671,000
42,100	iShares MSCI Pacific ex-Japan Index Fund	4,454,180
935,000	iShares MSCI Singapore Index Fund	7,900,750
67,000	iShares MSCI South Korea Index Fund	3,242,130
169,700	iShares MSCI Taiwan Index Fund	2,290,950
144,950	iShares Russell 2000 Growth Index Fund	11,058,236

Total INDEX-LINKED TRUSTS (Cost $31,302,202)		38,365,996

WARRANTS (0.0%):
SWITZERLAND (0.0%):
HEALTH CARE (0.0%):
1,313	Unilabs, Expires 12/15/08	822

Total WARRANTS (Cost $0)		822

CASH SWEEP (1.2%):
7,707,037	Citibank IIS Money Market Deposit	7,707,037

Total CASH SWEEP (Cost $7,707,037)		7,707,037

INVESTMENT COMPANY (0.4%):
2,636,191	Blackrock Temporary Cash Fund	2,636,191

Total INVESTMENT COMPANY (Cost $2,636,191)		2,636,191

Principal Amount
U.S. GOVERNMENT AGENCIES (3.1%):
UNITED STATES (3.1%):
Fannie Mae (0.8%):
$5,000,000	4.30%, 3/13/2006	4,975,720

Federal Home Loan Bank (2.3%):
3,000,000	4.16%, 2/1/2006	3,000,000
6,000,000	4.28%, 2/10/2006	5,993,478
5,000,000	4.39%, 3/1/2006	4,982,928

		13,976,406

Total U.S. GOVERNMENT AGENCIES (Cost $18,953,636)		18,952,126

Total Investments (Cost $520,380,948) (a) - 101.1%		624,907,953
Liabilities in excess of other assets - (1.1)%		(6,992,707)

NET ASSETS - 100.0%		$617,915,246

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$119,586,915
Unrealized depreciation	(15,059,910)

Net unrealized appreciation	$104,527,005

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Funds’ Board of Directors.

See Notes to Portfolios of Investments.

Old Westbury International Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Security	Shares Description	Value
COMMON STOCKS (97.1%):
FINLAND (1.2%):
TELECOMMUNICATION SERVICES (1.2%):
1,204,636	Nokia Oyj	$22,027,546

FRANCE (7.8%):
CONSUMER DISCRETIONARY (0.5%):
280,214	Vivendi Universal SA	8,777,009

ENERGY (1.1%):
73,314	Total Fina Elf SA	20,238,067

FINANCIALS (1.9%):
287,331	BNP Paribas SA	25,624,319
189,890	Credit Agricole SA	6,702,271

		32,326,590

INDUSTRIALS (1.0%):
56,100	LVMH Moet Hennessy Louis Vuitton SA	5,060,962
128,720	Renault SA	12,151,806

		17,212,768

INFORMATION TECHNOLOGY (0.6%):
540,608	STMicroelectronics NV	9,983,891

MATERIALS (1.3%):
72,710	L’Air Liquide SA	14,947,490
77,075	Lafarge SA	8,109,708

		23,057,198

TELECOMMUNICATION SERVICES (0.9%):
735,364	France Telecom SA	16,725,611

UTILITIES (0.5%):
214,733	Electricite de France (b)	9,528,035

		137,849,169

GERMANY (10.8%):
CONSUMER STAPLES (1.1%):
376,680	Metro AG	19,157,797

FINANCIALS (3.9%):
124,570	Allianz AG	20,049,557
657,375	Commerzbank AG	22,339,808
175,045	Deutsche Bank AG	18,790,141
61,108	Muenchener Rueckver AG	8,300,680

		69,480,186

HEALTH CARE (1.0%):
167,801	Fresenius Medical Care AG	17,859,629

INDUSTRIALS (2.6%):
121,724	DaimlerChrysler AG	6,990,940
713,706	Deutsche Post AG - Registered	20,117,829
205,444	Siemens AG	18,760,915

		45,869,684

INFORMATION TECHNOLOGY (1.0%):
89,136	SAP AG	18,248,486

TELECOMMUNICATION SERVICES (1.2%):
1,308,169	Deutsche Telekom AG	20,725,987

		191,341,769

HONG KONG (8.2%):
INDUSTRIALS (5.9%):
12,744,409	Citic Pacific Ltd.	37,785,550
4,718,627	Hutchison Whampoa Ltd.	48,205,117
49,274,282	Sinotrans Ltd. - Class H	19,373,066

		105,363,733

INFORMATION TECHNOLOGY (0.9%):
91,143,612	Semiconductor Manufacturing International Corp. (b)	15,156,334

UTILITIES (1.4%):
35,899,797	Huaneng Power International, Inc. - Class H	25,221,256

		145,741,323

ITALY (2.8%):
ENERGY (1.3%):
739,219	Eni SpA	22,345,871

FINANCIALS (1.5%):
3,913,392	Banca Intesa SpA	22,264,088
751,712	Mediolanum SpA	5,804,179

		28,068,267

		50,414,138

JAPAN (32.8%):
CONSUMER DISCRETIONARY (1.7%):
246,581	Sega Sammy Holdings, Inc.	8,850,763
513,440	Seven & I Holdings Co. Ltd. (b)	21,712,528

		30,563,291

FINANCIALS (10.0%):
2,825	Mitsubishi Tokyo Financial Group, Inc.	40,704,663
1,473	Mizuho Financial Group, Inc.	12,056,271
897,784	Nomura Holdings, Inc.	17,528,565
3,531	NTT Urban Development Corp.	27,576,059
3,445	Resona Holdings, Inc. (b)	13,540,052
801,380	Sompo Japan Insurance, Inc.	11,396,554
397	Sumitomo Mitsui Financial Group, Inc.	4,637,139
904,366	Sumitomo Realty & Development Co. Ltd.	20,509,963
710,708	Suruga Bank Ltd.	9,137,588
195,869	Takefuji Corp.	11,789,881
2,761	Zephyr Co. Ltd.	9,274,738

		178,151,473

HEALTH CARE (0.6%):
744,853	Shionogi & Co. Ltd.	11,246,779

INDUSTRIALS (13.1%):
473,217	Aeon Co. Ltd.	12,466,881
1,919,116	Amada Co. Ltd.	17,392,960
287,268	Daikin Industries Ltd.	9,429,464
934,073	Hankyu Holdings, Inc.	5,845,422
207,740	Honda Motor Co. Ltd.	11,795,962
396,838	Nidec Corp.	36,371,459
2,036,298	Nippon Express Co. Ltd.	12,413,275
642,186	Ricoh Co. Ltd.	11,032,524
821,301	Sanken Electric Co. Ltd.	14,354,737
1,585,593	Sekisui Chemical Co. Ltd.	12,315,417
140,661	SMC Corp.	21,550,671
1,752,028	Sumitomo Corp.	23,974,806
2,500,883	Taisei Corp.	12,750,687
564,119	Toyota Motor Corp.	29,242,420

		230,936,685

INFORMATION TECHNOLOGY (3.8%):
117,574	Nomura Research Institute Ltd.	13,632,930
3,038	NTT Data Corp.	15,100,639
227,729	Sony Corp.	11,067,059
624,328	Sumitomo Electric Industries Ltd.	10,353,124
235,109	Tokyo Electron Ltd.	18,020,547

		68,174,299

MATERIALS (2.3%):
1,177,341	Hitachi Construction Machinery Co. Ltd.	32,522,678
1,049,696	NSK Ltd.	7,777,183

		40,299,861

TELECOMMUNICATION SERVICES (1.3%):
669,948	COMSYS Holdings Corp.	10,024,373
2,650	Nippon Telegraph & Telephone Corp.	12,290,903

		22,315,276

		581,687,664

NETHERLANDS (2.6%):
FINANCIALS (2.0%):
570,220	ABN Amro Holding NV	15,830,784
516,338	ING Groep - NV CVA	18,425,183

		34,255,967

INFORMATION TECHNOLOGY (0.6%):
332,745	Philips Electronics NV	11,230,978

		45,486,945

SINGAPORE (1.8%):
FINANCIALS (1.5%):
4,993,428	City Developments Ltd.	26,324,954

TELECOMMUNICATION SERVICES (0.3%):
3,908,950	Singapore Telecommunications Ltd.	6,122,045

		32,446,999

SPAIN (2.0%):
FINANCIALS (1.4%):
1,195,141	Banco Bilbao Vizcaya Argentaria SA	24,133,702

TELECOMMUNICATION SERVICES (0.6%):
728,311	Telefonica SA	11,114,253

		35,247,955

SWEDEN (0.8%):
FINANCIALS (0.6%):
387,285	ForeningsSparbanken AB	11,044,880

INDUSTRIALS (0.2%):
74,505	Sandvik AB	3,670,535

		14,715,415

SWITZERLAND (7.5%):
FINANCIALS (2.0%):
245,669	Credit Suisse Group	14,348,792
93,876	Zurich Financial Services AG	20,565,902

		34,914,694

HEALTH CARE (2.4%):
454,139	Novartis AG - Registered	24,943,712
120,036	Roche Holding AG - Genusschein	18,971,342

		43,915,054

INDUSTRIALS (1.9%):
289,936	Adecco SA	16,197,035
59,802	Nestle SA-Registered	17,546,162

		33,743,197

MATERIALS (1.2%):
161,067	Syngenta AG	20,478,357

		133,051,302

UNITED KINGDOM (18.8%):
CONSUMER DISCRETIONARY (1.1%):
868,247	MyTravel Group Plc (b)	3,698,907
2,138,639	WH Smith Plc	15,178,714

		18,877,621

CONSUMER STAPLES (0.9%):
676,234	British American Tobacco Plc	15,240,465

ENERGY (2.8%):
2,611,507	BP Plc	31,402,376
150,987	Cairn Energy Plc (b)	5,175,423
1,296,099	National Grid Plc	13,268,080

		49,845,879

FINANCIALS (6.3%):
1,861,719	Amlin Plc	7,997,530
1,266,913	Barclays Plc	13,543,967
1,178,849	Britannic Group Plc	13,472,740
1,784,626	HSBC Holdings Plc	29,649,591
1,606,433	Prudential Plc	16,287,787
6,808,179	Royal & Sun Alliance Insurance Group Plc	15,198,450
316,396	Royal Bank of Scotland Group Plc (The)	9,792,754
302,435	Standard Charter Plc	7,504,657

		113,447,476

HEALTH CARE (1.6%):
961,763	GlaxoSmithKline Plc	24,600,932
246,856	Shire Plc	3,962,922

		28,563,854

INDUSTRIALS (2.0%):
797,160	Charter Plc (b)	8,777,296
480,296	Rolls-Royce Group Plc	3,707,860
1,375,858	Tesco Plc	7,782,611
664,781	Wolseley Plc	16,011,126

		36,278,893

MATERIALS (2.1%):
845,642	Bunzl Plc	9,499,141
9,619,057	Corus Group Plc	11,934,420
2,319,147	Imperial Chemical Industries Plc	15,046,940

		36,480,501

TELECOMMUNICATION SERVICES (1.7%):
6,433,679	Cable & Wireless Plc	11,701,656
8,464,023	Vodafone Group Plc	17,765,746

		29,467,402

UTILITIES (0.3%):
285,563	Viridian Group Plc (b)	4,774,791

		332,976,882

Total COMMON STOCKS (Cost $1,339,689,928)		1,722,987,107

INVESTMENT COMPANY (1.1%):
19,945,200	Federated Trust for U.S. Treasury Obligations	19,945,200

Total INVESTMENT COMPANY (Cost $19,945,200)		19,945,200

Total Investments (Cost $1,359,635,128) (a) - 98.2%		1,742,932,307
Other assets in excess of liabilities - 1.8%		32,339,148

NET ASSETS - 100.0%		$1,775,271,455

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$402,483,322
Unrealized depreciation	(19,186,143)

Net unrealized appreciation	$383,297,179

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury Fixed Income Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES (64.7%):
FANNIE MAE (12.0%):
$ 965,000	4.16%, 02/21/2006	$962,668
6,590,000	4.30%, 03/08/2006	6,561,999
469	8.00%, 09/01/2006	473
2,000,000	7.25%, 01/15/2010, Series B	2,171,506
21,328	7.50%, 08/01/2025, Pool #250322	22,390

		9,719,036

FEDERAL AGRICULTURAL MORTGAGE CORP. (0.6%):
500,000	5.90%, 03/03/2009, MTN	515,637

FEDERAL FARM CREDIT BANK (3.8%):
1,650,000	2.50%, 03/15/2006	1,645,641
1,450,000	4.41%, 05/15/2007	1,449,885

		3,095,526

FEDERAL HOME LOAN BANKS (47.6%):
1,045,000	2.00%, 02/13/2006, Series 444	1,044,039
10,245,000	2.38%, 02/15/2006	10,235,830
850,000	5.38%, 02/15/2006	850,171
5,200,000	2.50%, 03/13/2006	5,186,879
995,000	4.33%, 03/17/2006	989,686
500,000	4.36%, 03/24/2006	496,905
6,040,000	2.50%, 03/30/2006	6,018,690
30,000	2.38%, 04/05/2006	29,879
50,000	2.60%, 05/11/2006	49,716
1,550,000	4.75%, 05/15/2006, Series 6F06	1,550,326
2,450,000	5.38%, 05/15/2006	2,454,836
50,000	2.88%, 05/22/2006	49,729
395,000	5.25%, 08/15/2006	396,095
300,000	3.00%, 10/12/2006	296,393
4,495,000	4.88%, 11/15/2006, Series TV06	4,497,472
500,000	6.50%, 11/15/2006, Series TD06	506,481
1,000,000	3.75%, 01/16/2007	989,849
1,100,000	4.88%, 02/15/2007, Series 2807	1,099,957
700,000	4.88%, 05/15/2007, Series IH07	700,277
1,000,000	6.63%, 11/15/2010, Series ID10	1,074,162

		38,517,372

GOVERNMENT NATIONAL MORTGAGE ASSOC. (0.3%):
207,189	8.50%, 10/15/2017, Pool #780291	223,365
557	9.00%, 02/15/2020, Pool #285639	607

		223,972

PRIVATE EXPORT FUNDING (0.4%):
300,000	5.34%, 03/15/2006, Series M	300,225

Total U.S. GOVERNMENT AGENCIES (Cost $52,328,886)		52,371,768

U.S. GOVERNMENT SECURITIES (31.5%):
U.S. TREASURY BONDS (18.7%):
6,000,000	6.00%, 02/15/2026	6,963,516
7,585,000	5.25%, 02/15/2029	8,131,355

		15,094,871

U.S. TREASURY NOTES (12.8%):
500,000	6.88%, 05/15/2006	503,242
2,300,000	7.00%, 07/15/2006	2,323,899
925,000	6.50%, 10/15/2006	936,635
1,900,000	6.13%, 08/15/2007	1,944,086
2,250,000	4.75%, 11/15/2008	2,264,414

1,000,000	4.25%, 01/15/2010 (b)	1,280,963
500,000	5.75%, 08/15/2010	525,625
500,000	3.00%, 07/15/2012 (b)	585,110

		10,363,974

Total U.S. GOVERNMENT SECURITIES (Cost $24,179,218)		25,458,845

CORPORATE BONDS (2.1%):
CONSUMER DISCRETIONARY (0.3%):
274,539	Wal-Mart Stores, Inc., Series 92A1, 7.49%, 06/21/2007	280,249

FINANCIALS (0.8%):
390,000	John Deere Capital Corp., 5.13%, 10/19/2006	390,622
252,000	Natural Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/2008	256,530

		647,152

INDUSTRIALS (1.0%):
740,001	3M Employee Stock Ownership Plan Trust *, 5.62%, 07/15/2009	747,852

Total CORPORATE BONDS (Cost $1,648,323)		1,675,253

MUNICIPAL BONDS (0.4%):
NEW YORK (0.0%):
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B, 2.60%, 12/15/2007	23,964

TEXAS (0.4%):
320,000	Texas State GO, Taxable, 6.15%, 12/01/2006	321,174

Total MUNICIPAL BONDS (Cost $340,919)		345,138

Shares
INVESTMENT COMPANY (0.5%):
370,900	SEI Daily Income Government II Fund	370,900
Total INVESTMENT COMPANY (Cost $370,900)		370,900

Total Investments (Cost $78,868,246) (a) - 99.2%		80,221,904
Other assets in excess of liabilities - 0.8%		684,275

NET ASSETS - 100.0%		$80,906,179

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,563,919
Unrealized depreciation	(210,261)

Net unrealized appreciation	$1,353,658

(b)	Inflation protected security.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
**	Variable rate security. Rate represents the rate in effect as of January 31, 2006. Maturity reflects final maturity date.

GO—General Obligations
MTN—Medium Term Note

See Notes to Portfolios of Investments.

Old Westbury Municipal Bond Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Principal Amount	Security Description	Value
MUNICIPAL BONDS (95.8%):
ALABAMA (0.5%):
$110,000	Alabama State Public School & College Revenue Bonds, Series C, 5.00%, 05/01/2013, (FSA)	$117,040
400,000	Alabama Water Pollution Control Authority Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)	430,692

		547,732

ARIZONA (1.7%):
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/2014	868,536
850,000	University of Arizona Certificates of Participation, 5.00%, 06/01/2018, (AMBAC)	912,161

		1,780,697

ARKANSAS (0.2%):
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, 3.00%, 11/15/2006, (AMBAC)	199,480

CALIFORNIA (4.7%):
1,155,000	Alameda GO, 5.00%, 08/01/2033, (MBIA)	1,201,177
785,000	Capistrano Unified School District Community Facilities Special Tax, 5.00%, 09/01/2018, (FGIC)	844,338
500,000	Los Altos School District GO, Series B, 5.00%, 08/01/2017	527,220
100,000	Los Angeles Unified School District GO, Series A-1, 5.00%, 07/01/2017	107,523
500,000	San Jose Unified School District GO, Santa Clara County, Series A, 5.25%, 08/01/2016, (FSA)	544,120
1,500,000	Vacaville Unified School District GO, 5.00%, 08/01/2020, (MBIA)	1,606,500
150,000	Vista Unified School District GO, 5.00%, 08/01/2017, (FSA)	162,492

		4,993,370

COLORADO (0.8%):
330,000	Colorado Water Reserve & Power Development Revenue Bonds, Series C, 5.00%, 09/01/2015, (MBIA)	357,238
485,000	Longmont Sales & Use Tax Revenue Bonds, 5.63%, 11/15/2017	525,338

		882,576

CONNECTICUT (0.9%):
1,000,000	Connecticut State GO, Series B, 3.00%, 12/01/2007, (MBIA)*	1,000,000

FLORIDA (4.8%):
200,000	Clearwater Housing Authority Revenue Bonds, 4.95%, 06/01/2007, (FSA)	203,366
100,000	Cocoa Water & Sewer Revenue Bonds, 5.25%, 10/01/2017, (FGIC)	112,049
500,000	Florida State Department Transportation Turnpike Revenue Bond, Series A, 5.00%, 07/01/2029	525,255

250,000	Florida State Division of Bond Finance Department General Services Revenue Bonds, Series A, 5.38%, 07/01/2010, (FGIC)	267,163
610,000	Jacksonville Transportation Revenue Bonds, 3.05%, 10/01/2020, (XLCA)*	610,000
1,275,000	Jacksonville Transportation Revenue Bonds, Series A, 3.15%, 10/01/2032, (XLCA)*	1,275,000
2,000,000	Jacksonville Transportation Revenue Bonds, Series B, 3.15%, 10/01/2032, (XLCA)*	1,999,999
150,000	Port Orange Water & Sewer Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	161,390

		5,154,222

GEORGIA (0.2%):
175,000	Carroll County Water and Sewer Authority Revenue Bonds, 5.00%, 07/01/2016, (FSA)	190,180

ILLINOIS (8.9%):
400,000	Chicago Board of Education, Chicago School Reformatory GO, 6.75%, 12/01/2008, (AMBAC)	434,912
1,000,000	Chicago Board of Education, Series B-1, 3.05%, 03/01/2032, (CIFG)*	1,000,000
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, 5.88%, 01/01/2019, (FGIC)	249,271
575,000	Cook County GO, Series A, 5.00%, 11/15/2022, (FGIC)	599,604
150,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2012, (FSA)	161,382
285,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2013, (FSA)	307,954
150,000	Cook County School District No. 153 Homewood GO, Series A, 5.00%, 12/01/2009	158,043
150,000	Du Page County Community Unit School District No. 202 Lisle GO, 5.55%, 12/30/2017, (FSA)	162,018
260,000	Freeport Sewer System Improvements GO, 5.55%, 12/01/2014, (AMBAC)	286,159
100,000	Gail Borden Public Library District GO, 4.63%, 12/15/2008, (FGIC)	103,232
1,450,000	Illinois Financial Authority Revenue Bonds, Series C-4, 3.17%, 08/15/2038, (FSA)*	1,450,000
500,000	Illinois State GO, First Series, 5.50%, 08/01/2015	536,310
400,000	Illinois State Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/2012	423,096
210,000	Kane County Community Unit School District No. 304 Geneva GO, 6.10%, 06/01/2006, (FGIC)	211,938
100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, 4.60%, 10/01/2012, (MBIA)	105,085
100,000	Rockford GO, Series A, 5.38%, 12/15/2013, (FSA)	107,545
2,000,000	Rosemont GO, Series A, 5.00%, 12/01/2019, (FGIC)	2,119,380
100,000	University of Illinois Certificates of Participation, U I-Intergrate Project, 5.00%, 10/01/2014, (AMBAC)	107,027

250,000	Will County School District No. 122 GO, Series B, 5.20%, 11/01/2016, (FGIC)	267,098
720,000	Will County School District No. 161 GO Summit Hill, 5.00%, 01/01/2017, (FGIC)	776,858

		9,566,912

INDIANA (8.3%):
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2006, (FGIC)	151,166
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/10/2014, (FSA)	331,975
490,000	East Noble Facility School Building Corp. Revenue Bonds, 5.00%, 07/15/2016, (MBIA-State Aid Withholding)	533,693
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/15/2012, (FSA)	491,841
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds, 5.75%, 07/15/2010	81,864
505,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2023, (MBIA)	531,406
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, 5.38%, 07/15/2016, (MBIA)	190,633
485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, 5.00%, 09/01/2016, (MBIA)	514,231
250,000	Indiana Bond Bank, Special Project Revenue Bonds, Series A, 6.25%, 02/01/2011, (AMBAC)	277,005
1,000,000	Indiana Health Facilities Finance Authority Revenue Bonds, Series E-4, 3.05%, 11/15/2036, (AMBAC)*	1,000,000
1,000,000	Indiana Health Facility Authority Revenue Bonds, Series E-2, 3.09%, 11/15/2036, (AMBAC)*	1,000,000
275,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/2018	283,800
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2011, (FSA)	154,875
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, 5.25%, 01/15/2014, (State Aid Withholding)	758,121
170,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.30%, 07/15/2009, (FSA)	180,088
205,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.50%, 07/15/2012, (FSA)	222,107
435,000	Noblesville Industrial Redevelopment Authority, Economic Development Revenue Bonds, 5.00%, 07/15/2016, (AMBAC)	462,779

460,000	Noblesville Southeastern Public Library Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2014, (FGIC)	492,738
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 01/15/2016, (FGIC)	169,480
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2016, (FGIC)	391,923
500,000	Westfield Independent Multi-School Building Corp. First Mortgage Revenue Bonds, Series A, 5.00%, 07/15/2023, (FSA)	524,250
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, 4.75%, 01/15/2011, (FGIC)	142,167

		8,886,142

IOWA (0.3%):
250,000	Iowa City Packaging Facilities Revenue Bonds, 5.88%, 07/01/2015, (MBIA)	268,678

KANSAS (0.3%):
250,000	Sedgwick County Unified School District No. 259 GO, 5.00%, 09/01/2015, (MBIA)	272,005

KENTUCKY (0.1%):
120,000	Hopkins County Detention Facility Project GO, 5.63%, 02/01/2016, (FGIC)	130,802

MAINE (0.3%):
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B, 5.25%, 11/01/2015 MASSACHUSETTS (1.0%):	269,338

260,000	Lawrence GO, 4.63%, 03/15/2014, (MBIA-State Aid Withholding)	271,770
750,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, 5.50%, 06/01/2016, (FGIC)	850,485

		1,122,255

MICHIGAN (11.0%):
400,000	Carman-Ainsworth Community School District GO, 5.00%, 05/01/2016, (FSA)	430,956
400,000	Caro Community School District School Building & Site GO, Series A, 5.00%, 05/01/2017, (MBIA Q-SBLF)	430,956
130,000	Central Montcalm Public Schools GO, 5.35%, 05/01/2011, (MBIA Q-SBLF)	137,882
1,450,000	Central Montcalm Public Schools GO, 5.00%, 05/01/2023, (MBIA Q-SBLF)	1,531,185
275,000	Clarkston Community Schools GO, 5.00%, 05/01/2015, (Q-SBLF)	293,736
345,000	Clintondale Community Schools, 5.00%, 05/01/2020, (MBIA Q-SBLF)	367,304
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, 5.00%, 07/01/2013, (FGIC)	264,540

240,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2014, (Q-SBLF)	258,278
250,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2019, (Q-SBLF)	269,040
325,000	East Lansing School District School Building & Site GO, 5.35%, 05/01/2016, (Q-SBLF)	349,434
150,000	Galesburg-Augusta Community Schools GO, 5.38%, 05/01/2014, (Q-SBLF)	161,424
250,000	Jackson Public School Building & Site GO, 5.00%, 05/01/2015, (FSA Q-SBLF)	269,398
1,375,000	Michigan State Hospital Financial Authority Revenue Bonds, Series B-3, 3.05%, 11/15/2026, (MBIA)*	1,375,000
750,000	Michigan State Trunk Line Revenue Bonds, Series A, 5.25%, 11/01/2013	822,323
260,000	Mount Clemens Community School District GO, 5.00%, 05/01/2018, (FSA Q-SBLF)	278,044
245,000	Portage Public School Building & Site GO, 5.00%, 05/01/2014, (FSA)	260,633
150,000	St. John’s Public Schools GO, 5.00%, 05/01/2013, (FGIC Q-SBLF)	155,466
1,740,000	Stockbridge Community Schools GO, 5.00%, 05/01/2021, (FSA Q-SBLF)	1,836,064
150,000	Van Buren County GO, 5.00%, 05/01/2015, (AMBAC)	157,662
375,000	Warren Transportation Fund GO, 5.00%, 06/01/2016	392,175
285,000	West Bloomfield School District GO, 5.00%, 05/01/2016, (FSA)	308,199
500,000	Wyoming Building Authority GO, 5.00%, 05/01/2020, (MBIA)	531,535
190,000	Wyoming Sewer Disposal System Revenue Bonds, 5.00%, 06/01/2017, (MBIA)	204,814
245,000	Wyoming Sewer Disposal System Revenue Bonds, 5.00%, 06/01/2018, (MBIA)	261,153
400,000	Zeeland Public Schools GO, 5.00%, 05/01/2020, (Q-SBLF)	417,768

		11,764,969

MISSOURI (5.2%):
2,925,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Series C-5, 3.00%, 11/15/2026, (MBIA)*	2,925,000
2,500,000	St. Louis Board of Education GO, Series A, 5.00%, 04/01/2021, (MBIA)	2,681,025

		5,606,025

NEBRASKA (0.2%):
185,000	Douglas County School District No. 054 Ralston Public School GO, 4.60%, 12/15/2012, (FSA)	192,696

NEVADA (1.0%):
500,000	Washoe County GO, 5.00%, 06/01/2017, (MBIA)	507,110
525,000	Washoe County School District GO, 5.13%, 06/01/2011, (FGIC)	550,788

		1,057,898

NEW JERSEY (2.7%):
185,000	Evesham Municipal Utilities Authority Revenue Bonds, Series A, 4.00%, 07/01/2013, (AMBAC)	186,872
495,000	Gloucester County Authority Lease Revenue Bonds, Series A, 5.00%, 12/01/2018, (AMBAC)	530,343
105,000	New Jersey State Educational Facilities Authority, Drew University Revenue Bonds, Series C, 4.00%, 07/01/2013, (FGIC)	106,546
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 12/15/2018	1,091,649
960,000	Pleasantville School District GO, 5.00%, 02/15/2021, (MBIA)	1,024,666

		2,940,076

NEW MEXICO (1.0%):
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A, 5.00%, 06/01/2015	1,056,350

NEW YORK (9.5%):
1,000,000	Long Island Power Authority Electric System Revenue Bonds, Series H, 3.05%, 05/01/2033, (XLCA)*	1,000,000
2,000,000	New York State Energy Research & Development Authority Pollution Control Revenue Bonds, 3.02%, 08/01/2028, (AMBAC)*	1,999,999
1,000,000	New York State Energy Research & Development Authority Revenue Bonds, Series C, 2.75%, 08/01/2032, (MBIA)*	1,000,000
1,000,000	New York State Housing Finance Agency Service Contract Revenue Bonds, Series M, 3.20%, 09/15/2021, (AMBAC)*	1,000,000
1,350,000	New York State Urban Development Corp. Revenue Bonds, Series B-8, 3.05%, 01/01/2030, (AMBAC)*	1,350,000
1,500,000	New York State Urban Development Corp. Revenue Bonds, Series B-9, 3.05%, 01/01/2030, (AMBAC)*	1,500,000
100,000	Sherrill School District GO, 5.00%, 06/15/2014, (FGIC-State Aid Withholding)	107,017
1,500,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series D-3, 3.00%, 11/01/2032, (AMBAC)*	1,500,000
400,000	Webster Central School District GO, 5.00%, 06/15/2014, (FSA - State Aid Withholding)	434,108
300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, 5.00%, 06/15/2012, (MBIA-State Aid Withholding)	323,871

		10,214,995

NORTH CAROLINA (1.7%):
300,000	Brunswick County GO, 5.00%, 05/01/2015, (FGIC)	322,773
1,450,000	North Carolina Medical Care Community Health Care Facility Revenue Bonds, 3.15%, 10/01/2018, (AMBAC)*	1,450,000

		1,772,773

OHIO (3.7%):
100,000	Cincinnati GO, 5.00%, 12/01/2012	105,468
300,000	Cincinnati GO, 5.00%, 12/01/2015	318,162

1,000,000	Franklin County Hospital Revenue Bonds, Series B-1, 3.19%, 11/15/2031, (MBIA)*	1,000,000
1,000,000	Franklin County Hospital Revenue Bonds, Series B-2, 3.20%, 11/15/2031, (MBIA)*	1,000,000
320,000	Licking Heights Local School District GO, Series A, 5.00%, 12/01/2016, (MBIA)	346,506
335,000	Licking Heights Local School District GO, Series A, 5.00%, 12/01/2017, (MBIA)	361,391
350,000	Licking Heights Local School District GO, Series A, 5.00%, 12/01/2018, (MBIA)	376,159
270,000	Lorain City School District, Classroom Facilities Improvement GO, 5.00%, 12/01/2012, (MBIA-School District Credit Program)	291,670
100,000	Wellston City School District GO, 5.80%, 12/01/2013	113,354

		3,912,710

OREGON (0.2%):
235,000	Oregon State Department of Administrative Services GO, 5.00%,12/01/2013	250,933

PENNSYLVANIA (0.1%):
115,000	New Castle Area School District GO, 4.40%, 03/01/2011, (MBIA-State Aid Withholding)	119,720

PUERTO RICO (0.5%):
500,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, 5.00%, 12/01/2012, (HUD Loan)	532,355

RHODE ISLAND (1.5%):
1,000,000	Rhode Island State & Providence Plantations GO, Series A, 5.00%, 08/01/2017, (FSA)	1,079,170
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, 5.00%, 06/15/2014, (FSA)	535,230

		1,614,400

SOUTH CAROLINA (8.3%):
2,000,000	Berkley County Water and Sewer Revenue Bonds, Series A, 5.00%, 06/01/2021, (FSA)	2,133,460
150,000	McCormick County School District GO, 5.00%, 03/01/2012, (SCSDE)	161,199
900,000	Richland County School District No. 001 GO, 4.75%, 03/01/2014, (SCSDE)	959,616
2,200,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B-2, 3.20%, 02/01/2033, (AMBAC)*	2,200,000
2,200,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, 3.10%, 10/01/2031, (XLCA)*	2,200,000
1,250,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-3, 3.15%, 10/01/2031, (XLCA)*	1,250,000

		8,904,275

TENNESSEE (1.4%):
120,000	Kingsport GO, 5.00%, 03/01/2014, (AMBAC)	129,546
100,000	Kingsport GO, 5.00%, 03/01/2015, (AMBAC)	107,312
900,000	Kingsport Water & Sewer GO, Series B, 5.00%, 03/01/2014, (AMBAC)	971,595
275,000	Robertson County GO, 4.50%, 06/01/2014, (MBIA)	287,416

		1,495,869

TEXAS (7.4%):
1,260,000	Aledo Independent School District GO, Series A, 5.00%, 02/15/2020, (PSF-GTD)	1,336,078
110,000	Alief Independent School District GO, 5.00%, 02/15/2013, (PSF-GTD)	116,719
750,000	Allen Independent School District GO, 5.00%, 02/15/2021, (PSF-GTD)	791,063
350,000	Frisco Independent School District School Building GO, Series B, 5.50%, 07/15/2013, (MBIA)	388,045
240,000	Garland GO, 4.50%, 02/15/2019	243,672
700,000	Grapevine GO, Series A, 5.00%, 08/15/2017, (MBIA)	749,882
370,000	Gregory Portland Independent School District GO, 5.50%, 08/15/2019, (PSF-GTD)	401,413
100,000	Klein Independent School District GO, 5.00%, 08/01/2018, (PSF-GTD)	106,088
255,000	Laredo GO, 5.38%, 08/15/2020, (FGIC)	273,554
220,000	McKinney GO, 5.20%, 08/15/2014, (FGIC)	230,536
150,000	San Antonio GO, 5.25%, 08/01/2013	163,763
500,000	San Antonio Independent School District GO, 5.00%, 08/15/2016, (PSF-GTD)	539,715
295,000	San Felipe Del Rio Independent School District GO, 5.38%, 08/15/2016, (PSF-GTD)	318,512
635,000	Texas State Public Finance Authority Park & Wildlife GO, 5.90%, 10/01/2017	689,413
1,000,000	University of Texas Revenue Bonds, Series B, 5.25%, 08/15/2014	1,102,519
105,000	Waller Independent School District GO, 5.13%, 02/15/2027, (PSF-GTD)	110,611
380,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, 5.50%, 11/15/2010, (AMBAC)	408,226

		7,969,809

VIRGINIA (1.1%):
625,000	Isle Wight County GO, 5.00%, 12/01/2016, (AMBAC)	681,713
500,000	Virginia College Building Authority, Educational Facility Revenue Bonds, 5.00%, 02/01/2016	543,365

		1,225,078

WASHINGTON (1.5%):
200,000	Pierce County School District No. 320 GO, 5.00%, 12/01/2016, (FGIC-School Board Guaranty)	215,756
250,000	Snohomish County School District No. 006 Mukilteo GO, 5.35%, 12/01/2015, (School Board Guaranty)	270,253

440,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2014, (MBIA)	471,460
575,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2015, (MBIA)	615,733

		1,573,202

WEST VIRGINIA (0.3%):
275,000	West Virginia University Revenue Bonds, Series A, 5.50%, 04/01/2017, (MBIA)	311,033

WISCONSIN (4.5%):
135,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2013, (FSA)	144,212
145,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2014, (FSA)	154,895
150,000	Door County GO, Series A, 5.25%, 09/01/2020, (FGIC)	160,337
100,000	Elmbrook School District GO, 3.90%, 04/01/2013	100,431
100,000	Fond Du Lac GO, 4.75%, 03/01/2015, (FGIC)	105,272
200,000	Fond Du Lac GO, 4.75%, 03/01/2016, (FGIC)	209,838
500,000	Fond Du Lac Promissory Notes GO, 4.40%, 05/01/2011, (FGIC)	513,210
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, 4.60%, 12/01/2010, (FSA)	136,178
500,000	Milwaukee GO, Series B6, 5.00%, 10/01/2013	537,125
95,000	Oak Creek-Franklin Joint School District GO, 4.30%, 04/01/2007, (FGIC)	96,070
520,000	Osceola School District School Building GO, Series A, 5.13%, 05/01/2017, (FGIC)	547,815
775,000	Outagamie County GO, 5.50%, 04/01/2014	844,501
220,000	Two Rivers Public School District GO, 5.75%, 03/01/2012, (FSA)	239,263
505,000	Verona Area School District GO, Series A, 5.50%, 10/01/2012, (MBIA)	537,613
435,000	Waterford Graded Joint School District No. 1 GO, 4.75%, 04/01/2017, (FSA)	456,885

		4,783,645

Total MUNICIPAL BONDS (Cost $101,426,441)		102,563,200

Shares
INVESTMENT COMPANY (3.4%):
3,686,817	SEI Tax-Exempt Trust Money Market Fund	3,686,817

Total INVESTMENT COMPANY (Cost $3,686,817)		3,686,817

Total Investments (Cost $105,113,258) (a) - 99.2%		106,250,017
Other assets in excess of liabilities - 0.8%		882,205

NET ASSETS - 100.0%		$107,132,222

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,302,386
Unrealized depreciation	(165,627)

Net unrealized appreciation	$1,136,759

Aggregate cost for federal income tax purposes is substantially the same.

*	Variable rate security. Rate represents the rate in effect as of January 31, 2006. Maturity reflects final maturity date.

AMBAC	– Insured by AMBAC Indemnity Corp.
CFIG	– CDC IXIS Financial Guaranty
FGIC	– Insured by Financial Guaranty Insurance Corp.
FSA	– Insured by Financial Security Assurance, Inc.
GO	– General Obligations
HUD	– Insured by Department of Housing & Urban Development
MBIA	– Insured by Municipal Bond Insurance Assoc.
PSF–GTD	– Permanent School Fund Guarantee
Q–SBLF	– Qualified–School Bond Loan Fund
SCSDE	– South Carolina State Department of Education
XLCA	– XL Capital Insurance

See Notes to Portfolios of Investments.

Old Westbury Real Return Fund
Portfolio of Investments	January 31, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (48.8%):
CONSUMER DISCRETIONARY (2.0%):
2,600,000	Keppel Corp. Ltd.	$21,001,357

CONSUMER STAPLES (0.4%):
278,400	Gold Kist, Inc. (b)	4,206,624

ENERGY (6.2%):
362,000	BJ Services Co.	14,657,380
177,000	Helmerich & Payne, Inc.	13,869,720
176,000	Murphy Oil Corp.	10,032,000
111,000	Occidental Petroleum Corp.	10,845,810
500,000	Pacific Ethanol, Inc. (b)(e)	8,202,450
150,000	Smith International, Inc.	6,750,000

		64,357,360

FINANCIALS (2.7%):
1,092,000	Mitsubishi Estate Co. Ltd.	25,370,450
600	Nippon Residential Investment Corp.	3,156,279

		28,526,729

INDUSTRIALS (13.0%):
11,000,000	Allgreen Properties Ltd.	8,681,712
500,000	Chicago Bridge & Iron Co. N.V. - ADR	15,425,000
4,495,000	Eldorado Gold Corp. (b)	22,705,194
1,717,000	Graftech International Ltd. (b)	12,825,990
350,000	Lindsay Manufacturing Co.	8,736,000
714,400	Maritrans, Inc.	18,767,288
4,017,000	Neptune Orient Lines Ltd.	6,167,425
4,200,000	Taisei Corp.	21,413,590
350,000	Tsakos Energy Navigation Ltd. - ADR	12,915,000
650,000	Westshore Terminals Income Fund	7,340,183

		134,977,382

MATERIALS (24.5%):
3,738,000	Abitibi-Consolidated, Inc. - ADR	14,503,440
362,251	Bowater, Inc.	9,903,942
1,036,000	Caraustar Industries, Inc. (b)	11,271,680
900,000	Compania de Minas Buenaventura S.A.A. - ADR	24,948,000
306,000	Freeport-McMoran Copper & Gold, Inc. - Class B	19,660,500
500,000	Georgia Gulf Corp.	17,100,000
803,500	Lihir Gold Ltd. - ADR (b)	30,147,320
1,498,691	Newcrest Mining Ltd.	29,763,431
545,000	NOVA Chemicals Corp.	18,818,850
665,000	Rock-Tenn Co. - Class A	9,296,700
1,779,000	Smurfit-Stone Container Corp. (b)	22,753,410
1,008,000	Vedanta Resources Plc	17,374,364
1,269,000	Votorantim Celulose e Papel S.A. - ADR	15,824,430
1,928,000	Wellman, Inc.	13,688,800

		255,054,867

Total COMMON STOCKS (Cost $396,862,936)		508,124,319

INDEX-LINKED TRUST (1.1%):
MATERIALS (1.1%):
200,000	iShares COMEX Gold Trust	11,360,000

Total INDEX-LINKED TRUST (Cost $10,339,860)		11,360,000

CASH SWEEP (0.1%):
1,126,627	Citibank IIS Money Market Deposit	1,126,627

Total CASH SWEEP (Cost $1,126,627)		1,126,627

Principal Amount
U.S. GOVERNMENT AGENCIES (24.6%):
FEDERAL FARM CREDIT BANK (6.0%):
$ 12,000,000	4.28%, 2/6/2006	11,992,752
3,500,000	4.09%, 6/20/2006 (d)	3,500,749
5,000,000	3.75%, 8/1/2006 (d)	5,000,245
25,000,000	4.04%, 3/20/2007 (d)	24,999,550
1,000,000	3.78%, 4/4/2007 (d)	1,001,017
10,000,000	4.06%, 6/20/2007 (d)	10,000,840
5,840,000	4.12%, 9/24/2007 (d)	5,840,374

		62,335,527

FEDERAL HOME LOAN BANKS (18.6%):
20,000,000	4.34%, 2/1/2006	20,000,000
31,445,000	2.125%, 2/10/2006	31,425,158
77,200,000	2.00%, 2/13/2006, Series 444	77,128,976
29,800,000	2.375%, 2/15/2006	29,773,329
10,000,000	5.375%, 2/15/2006	10,002,010
25,000,000	5.375%, 5/15/2006	25,049,350
1,000,000	3.53%, 6/12/2006 (d)	999,285

		194,378,108

Total U.S. GOVERNMENT AGENCIES (Cost $256,752,075)		256,713,635

U.S. GOVERNMENT SECURITIES (23.8%):
U.S. TREASURY NOTES (23.8%):
94,000,000	0.875%, 4/15/2010 (c)	93,967,761
91,000,000	1.875%, 7/15/2013 (c)	97,334,368
34,000,000	2.00%, 1/15/2014	36,409,644
20,000,000	1.625%, 1/15/2015 (c)	20,075,120

Total U.S. GOVERNMENT SECURITIES (Cost $252,743,315)		247,786,893

Total Investments (Cost $917,824,813) (a) - 98.4%		1,025,111,474
Other assets in excess of liabilities - 1.6%		16,346,914

NET ASSETS - 100.0%		$1,041,458,388

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$121,163,316
Unrealized depreciation	(13,876,655)

Net unrealized appreciation	$107,286,661

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.
(c)	Inflation protected security.
(d)	Variable rate security. Rate represents the rate in effect as of January 31, 2006. Maturity reflects final maturity date.
(e)	Fair valued security under procedures established by the Funds’ Board of Directors.

ADR	– American Depositary Receipt

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Total Return Index, expiring 06/02/06 (Underlying notional amount at value $(42,893,660)	380,000	$4,893,660
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 06/02/06 (Underlying notional amount at value $(19,103,415)	150,000	4,103,415
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring 06/02/06 (Underlying notional amount at value $(6,719,712)	75,000	(780,288)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Coffee Index, expiring 10/20/06 (underlying notional amount at value $(18,013,008)	140,000	4,013,008
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring 06/02/06 (Underlying notional amount at value $(6,374,037)	75,000	(1,125,963)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring 02/05/07 (Underlying notional amount at value $(19,861,513)	200,000	(138,487)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring 02/05/07 (Underlying notional amount at value $(51,146,244)	500,000	1,146,244
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 02/05/07 (Underlying notional amount at value $(30,429,769)	300,000	429,769
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Soy Bean Index, expiring 06/30/06 (Underlying notional amount at value $(31,505,038)	5,115,089	1,505,038
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/09/07 (Underlying notional amount at value $(4,622,914)	15,000	440,749
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/12/07 (Underlying notional amount at value $(4,624,570)	15,000	440,830
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/13/07 (Underlying notional amount at value $(4,625,123)	15,000	440,858
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/14/07 (Underlying notional amount at value $(4,625,675)	15,000	440,885
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/15/07 (Underlying notional amount at value $(4,657,068)	15,100	443,851
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc based on Palladium Futures, expiring 02/16/07 (Underlying notional amount at value $(5,397,909)	17,500	466,706
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/20/07 (Underlying notional amount at value $(3,826,630)	12,400	300,603
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/21/07 (Underlying notional amount at value $(3,086,360)	10,000	191,220
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/22/07 (Underlying notional amount at value $(3,086,728)	10,000	191,228

		$17,403,326

See Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. Organization: Old Westbury Funds, Inc. (the “Funds”), a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), is an open-end management investment company. The Funds’ Articles of Incorporation permit the Funds’ Board of Directors (the “Board”) to create an unlimited number of series, each with a separate class of shares. At January 31, 2006, the Funds consisted of seven separate investment portfolios (each portfolio individually referred to as a “Portfolio” and collectively as the “Portfolios”) which are presented herein:

Portfolio Name	Investment Objective

Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.

Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.

Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)	Long-term capital appreciation.

Old Westbury International Fund (“International Fund”)	Long-term growth of capital.

Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).

Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.

The Old Westbury Funds, Inc. was incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993.

The Funds have authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss to be remote.

2. Significant Accounting Policies: The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Portfolios (except Municipal Bond Fund) may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolios each day, depending on the daily fluctuations in fair value of the underlying security. The Portfolios recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Portfolios to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Portfolios is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in United States dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into United States dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into United States dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Global Small Cap Fund, International Fund and Real Return Fund may enter into forward foreign currency contracts to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract (“Forward”) is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Portfolio records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of January 31, 2006, the Global Small Cap Fund, International Fund and Real Return Fund had no open forward foreign currency contracts.

E. Swap Agreements. The Portfolios may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.”

F. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Portfolios and includes where applicable, the amortization of premiums and accretion of discounts.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Westbury Funds

By (Signature and Title)*	/s/ David Hughes
David Hughes, Treasurer

Date 3/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Hughes
David Hughes, Treasurer

Date 3/30/06

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President

Date 3/30/06

*	Print the name and title of each signing officer under his or her signature